VANGUARD(R) BALANCED INDEX FUND

                       SEMIANNUAL REPORT * JUNE 30, 2002

BALANCED

                                                      [PHOTOS OF SHIPS ON WATER]
                                                    [THE VANGUARD GROUP(R) LOGO]

What You Can Control

As an investor, you cannot control how the financial markets perform. But there are vital variables that you can control. You can decide how much to invest. You can limit the risk in your portfolio by diversifying your holdings. And you can control the investment costs you incur.

Costs may seem the least dramatic of the three. But costs have a powerful impact on how your wealth accumulates; they reduce, dollar for dollar, the returns that you can derive from an investment.

     Every mutual fund has operating expenses--to pay for investment managers, telephone support, and so on. These costs appear in the fund's expense ratio, which reflects the percentage of average net assets (your money) consumed each year by operating costs. In 2001, the average mutual fund had an expense ratio of 1.34% (or $13.40 per $1,000 in assets), according to data from Lipper Inc.

     For Vanguard[R] funds, the average expense ratio was less than one-fourth that amount (0.27%, or $2.70 per $1,000 in assets). Our average expense ratio has been less than the industry average for 25 years, and it's an advantage we aim to maintain.

     Under our unique corporate structure, shareholders like you own the Vanguard funds, which in turn own The Vanguard Group. No middleman makes a profit from managing the operation. You bear all of the investment risk. It's only right that you reap as much of the potential reward as possible.

================================================================================
CONTENTS

Letter from the Chairman                                  1
Fund Profile                                              5
Glossary of Investment Terms                              7
Performance Summary                                       9
Financial Statements                                     10
Advantages of Vanguard.com                               64
--------------------------------------------------------------------------------
SUMMARY
* Vanguard Balanced Index Fund declined -5.9% during the first six months of 2002.
* The fund held up a bit better than its average competitor (-6.8%) and narrowly trailed its composite index (-5.7%).
* The broad stock market continued to slump amid concerns about corporate accounting irregularities and weak profits. Bonds generally performed well.

                                                      [PHOTO OF JOHN J. BRENNAN]
LETTER FROM THE CHAIRMAN

Fellow Shareholder,

VANGUARD[R] BALANCED INDEX FUND recorded a total return of -5.9% during the first half of 2002, a period of sharply falling prices for most stocks and modestly rising prices for most bonds. Your fund withstood a difficult period a bit better than its average competitor, but narrowly trailed its composite index.
     The table below presents the six-month total return (capital change plus reinvested distributions) for each of the fund's share classes, the average balanced fund, and the unmanaged Balanced Composite Index, which mirrors the 60% stock/40% bond composition of the fund. As of June 30, the annualized yield for the fund's Investor Shares was 3.2%, up from 3.0% when the year began. Detailed figures for each share class, including net asset values and income dividends paid during the half-year, are presented in the table that follows this letter.

INVESTORS' ENTHUSIASM--AND MOST STOCKS--DECLINED
The broad U.S. stock market, as measured by the Wilshire 5000 Total Market Index, fell -11.8% during the six months ended June 30. A number of forces drained investors' enthusiasm. Among these were the slow pace of the economic recovery, a lackluster rebound in corporate profits, allegations of wrongdoing by corporate executives, and a series of government warnings about potential terrorist attacks. The relentless decline in stock prices was also due in part to the cascade of disclosures about overstated corporate financial results.
     There were few pockets of strong equity performance amid all the gloom. As they did in 2000 and 2001, small-capitalization value stocks, which command modest prices relative to their earnings or book values, bucked the downward trend, recording solid gains during the period. Their growth-oriented

=================================================
TOTAL RETURNS                   SIX MONTHS ENDED
                                   June 30, 2002
-------------------------------------------------
VANGUARD BALANCED INDEX FUND
 Investor Shares                            -5.9%
 Admiral Shares                             -5.9
 Institutional Shares                       -5.9
Average Balanced Fund*                      -6.8
Balanced Composite Index**                  -5.7
-------------------------------------------------
*Derived from data provided by Lipper Inc.
**Made up of unmanaged benchmarks weighted 60% in stocks and 40% in bonds. For stocks: the Wilshire 5000 Total Market Index; for bonds: the Lehman Brothers Aggregate Bond Index. (Returns for both component indexes appear in the table on page 2.)

--------------------------------------------------------------------------------
ADMIRAL[TM]SHARES
A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.
INSTITUTIONAL SHARES
This class of shares also carries low expenses and is available for a minimum investment of $10 million.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Market Barometer                                              Total Returns
                                                Periods Ended June 30, 2002
                                          --------------------------------------
                                              Six          One        Five
                                           Months         Year      Years*
--------------------------------------------------------------------------------
STOCKS
 Russell 1000 Index (Large-caps)           -12.8%        -17.9%        3.9%
 Russell 2000 Index (Small-caps)            -4.7          -8.6         4.4
 Wilshire 5000 Index (Entire market)       -11.8         -16.6         3.6
 MSCI EAFE Index (International)            -1.6          -9.5        -1.5
--------------------------------------------------------------------------------
BONDS
 Lehman Aggregate Bond Index                 3.8%          8.6%        7.6%
  (Broad taxable market)
 Lehman 10 Year Municipal Bond Index         5.3           7.2         6.4
 Salomon Smith Barney 3-Month
  U.S. Treasury Bill Index                   0.9           2.5         4.7
================================================================================
CPI
 Consumer Price Index                        1.8%          1.1%        2.3%
================================================================================
*Annualized.

counterparts declined, however, bringing the overall return of small-cap stocks, as measured by the Russell 2000 Index, to -4.7%. Mid-cap stocks delivered a similar result, with value topping growth. The large-cap Russell 1000 Index, which accounts for roughly 90% of the market's total capitalization, returned -12.8%. Here, too, value stocks (-4.8%) held up far better than growth stocks (-20.8%).

THE ECONOMY GREW MODESTLY; INFLATION KEPT A LOW PROFILE
The economy turned in a mixed performance. Real (inflation-adjusted) gross domestic product grew at a brisk annual rate of 5.0% in the first quarter. Economists noted, however, that much of the advance was due to a slowing in inventory reductions. Growth slowed to a rate of 1.1% in the second quarter, according to an early estimate.
     The Federal Reserve Board, which lowered its target for short-term interest rates 11 times in 2001 to spur the recovery, kept that target at 1.75% during the first half of 2002. With rates at a 40-year low and little evidence of inflation, the housing market continued to flourish, making it one of the economy's bright spots.

MOST BONDS PERFORMED SOLIDLY, WITH TREASURIES IN THE LEAD
Bonds generally performed well during the period. The Lehman Brothers Aggregate Bond Index, a broad measure of the taxable investment-grade U.S. bond market, returned 3.8%, as modest price increases supplemented interest income.
     Many fixed income investors, however, saw their interest payments drop further. Interest rates on all but the longest-term Treasury bonds fell, reducing income but pushing prices higher. The yield of the 3-month U.S. Treasury bill slid just 4 basis points to 1.68% as of June 30. But the yields of 3-year and 10-year Treasury notes declined much further (49 basis points and 25 basis points, respectively), to 3.30% and 4.80%. Anxiety over the economy and corporate accounting scandals took a toll on corporate bonds--their total returns lagged those of Treasuries, despite their higher coupons. High-yield ("junk") bonds fared poorly, as investors shied away from riskier credits.

DIVERSIFICATION CONTINUED TO BUOY THE FUND
We know that the shareholders of the Balanced Index Fund are disappointed by its -5.9% return for the six months ended June 30, especially in light of the fund's declines in 2001 (-3.0%) and 2000 (-2.0%). But we are not discouraged, and we do not think that long-term investors in the fund should be either. Indeed, the bear market in stocks--now three months into its third year--has demonstrated the value of the fund's chief strengths: balance and diversification.
     In a half-year when the overall stock market fell nearly -12% and many market sectors did even worse, the fund declined just half as much. Our investment in the bond market (which accounts for roughly 40% of the fund's assets at all times) dampened the effect of the stock market's volatility--exactly as intended. The fund's fixed income holdings produced a 3.0% return during the six months as we collected the interest payments on them and benefited from the rise in bond prices.
     Looking forward, bear in mind that the higher bond prices that accompany falling interest rates reduce the future returns you should anticipate from bonds. That is because lower interest rates diminish the income that bonds will generate on reinvested dividends over the long haul. On the other hand, the steep decline in stock prices has raised the expected returns on stocks in the future.
     A prime attribute of the Balanced Index Fund, and one that you can expect to remain constant, is its low operating costs. Investor Shares in our fund carry an annualized expense ratio (operating costs as a percentage of average net assets) of 0.22%, or $2.20 per $1,000 invested--a fraction of the 1.31%, or $13.10 per $1,000 invested, charged by the average balanced fund, according to Lipper Inc. Our Admiral and Institutional Shares have even lower expense ratios (0.15% and 0.10%, respectively), thanks to the economies of scale provided by sizable accounts and those with long tenures.
     It's important not to overlook the impact of expenses on returns. Operating costs reduce--dollar for dollar--the share of a fund's gross return that ends up in shareholders' hands. As we note on the inside front cover of this report, at Vanguard our view on costs is simple: Since you bear all of the investment risk, it's only right that you reap as much of the potential reward as possible.
     During the half-year, the fund's lower costs accounted for most of our 0.9-percentage-point performance advantage over our average competitor.

TO MEET LONG-TERM GOALS, KEEP YOUR FOCUS
The first half of 2002 was a troubling period for all investors, with the most severe bear market in equities since 1973-1974 continuing to erode portfolio values. Of course, investors who held all of their assets in stocks were hit hardest. Investors who maintained carefully constructed, well-diversified portfolios--the kind
--------------------------------------------------------------------------------
Our investment in the bond market dampened the effect of the stock market's volatility--exactly as intended.
--------------------------------------------------------------------------------

Vanguard has long advocated, with a suitable mix of stocks, bonds, and short-term investments--did not escape unscathed during the six-month period, but they should not have been devastated by it either.
     The challenge we all face as investors is to look ahead, and not backward. If your investment objective is to meet a long-term financial goal, think long-term. Do not alter your investment plan in response to past events that no one can change or because of "expert" prognostications about the short-term direction of the markets.
We thank you for your confidence in our approach and for entrusting your money to us.

Sincerely,

/S/ JOHN J. BRENNAN

JOHN J. BRENNAN
CHAIRMAN AND CHIEF EXECUTIVE OFFICER

July 15, 2002


-----------------------------------------------------------------------------------------------
YOUR FUND'S PERFORMANCE AT A GLANCE: December 31, 2001-June 30, 2002

                                                                            Distributions
                                                                             Per Share
                                                                     --------------------------
                                  Starting               Ending            Income       Capital
                               Share Price          Share Price         Dividends         Gains
------------------------------------------------------------------------------------------------
Vanguard Balanced Index Fund
 Investor Shares                    $17.86               $16.57            $0.240         $0.00
 Admiral Shares                      17.86                16.57             0.247          0.00
 Institutional Shares                17.86                16.57             0.250          0.00
------------------------------------------------------------------------------------------------

4

FUND PROFILE                                                 As of June 30, 2002
  for BALANCED INDEX FUND

This Profile provides a snapshot of the fund's characteristics, compared where appropriate with unmanaged market indexes. Key terms are defined on pages 7-8.


================================
TOTAL FUND CHARACTERISTICS

Yield
 Investor Shares           3.2%
 Admiral Shares            3.3%
 Institutional Shares      3.3%
Turnover Rate              31%*
Expense Ratio
 Investor Shares         0.22%*
 Admiral Shares          0.15%*
 Institutional Shares    0.10%*
Cash Investments           0.6%
--------------------------------


===========================================
TEN LARGEST STOCKS (% of equities)

Microsoft Corp.                       2.6%
 (software)
General Electric Co.                  2.5
 (conglomerate)
ExxonMobil Corp.                      2.5
 (oil)
Wal-Mart Stores, Inc.                 2.2
 (retail)
Pfizer, Inc.                          1.9
 (pharmaceuticals)
Citigroup, Inc.                       1.8
 (banking)
American International Group, Inc.    1.6
 (insurance)
Johnson & Johnson                     1.4
 (pharmaceuticals)
The Coca-Cola Co.                     1.2
 (beverage)
International Business Machines Corp. 1.1
 (computer hardware)
-------------------------------------------
Top Ten                              18.8%
-------------------------------------------
Top Ten as % of Total Net Assets 1    0.8%
-------------------------------------------


===========================================
TOTAL FUND VOLATILITY MEASURES

                                  Wilshire
                      FUND            5000
-------------------------------------------
R-Squared             0.98            1.00
Beta                  0.58            1.00
-------------------------------------------



============================================
SECTOR DIVERSIFICATION (% common stocks)

                                  Wilshire
                        Fund          5000


Auto & Transportation    2.5%          2.5%
Consumer Discretionary  15.4          15.4
Consumer Staples         7.6           7.6
Financial Services      22.5          22.5
Health Care             13.3          13.3
Integrated Oils          4.1           4.1
Other Energy             2.0           2.0
Materials & Processing   4.0           4.0
Producer Durables        4.2           4.2
Technology              12.9          12.9
Utilities                6.8           6.8
Other                    4.7           4.7
-------------------------------------------




==========================
FUND ASSET ALLOCATION

STOCKS                 57%
BONDS                  42%
CASH INVESTMENTS        1%
--------------------------


*Annualized.

================================================================
EQUITY CHARACTERISTICS

                                                       Wilshire
                                      Fund                 5000
----------------------------------------------------------------
Number of Stocks                     3,376                5,838
Median Market Cap                   $28.2B               $28.2B
Price/Earnings Ratio                 26.9x                26.9x
Price/Book Ratio                      2.9x                 2.9x
Dividend Yield                        1.5%                 1.5%
Return on Equity                     21.3%                21.3%
Earnings Growth Rate                  9.6%                 9.6%
Foreign Holdings                      0.3%                 0.3%
----------------------------------------------------------------

=============================
EQUITY INVESTMENT FOCUS

Market Cap             Large
Style                  Blend
-----------------------------

================================
FIXED INCOME INVESTMENT FOCUS
Credit Quality   Treasury/Agency
Average Maturity          Medium
---------------------------------

================================================================
Fixed Income Characteristics
                                                        Lehman
                                      Fund              Index*
---------------------------------------------------------------
Number of Bonds                        584                6,873
Yield to Maturity                     5.3%                 5.3%
Average Coupon                        6.7%                 6.4%
Average Maturity                 7.9 years            7.8 years
Average Quality                        Aa1                  Aaa
Average Duration                 4.3 years            4.3 years
-----------------------------------------------------------------


===========================================
DISTRIBUTION BY CREDIT QUALITY (% of bonds)

Treasury/Agency**                     55.6%
Aaa                                    5.1
Aa                                     5.0
A                                     14.0
Baa                                   19.1
Ba                                     1.2
B                                      0.0
Not Rated                              0.0
-------------------------------------------
Total                                100.0%
-------------------------------------------

===========================================
DISTRIBUTION BY ISSUER (% of bonds)

Asset-Backed                           4.8%
Commercial Mortgage-Backed             0.2
Finance                               13.6
Foreign                                1.3
Government Mortgage-Backed            37.0
Industrial                            18.9
Treasury/Agency                       18.6
Utilities                              5.6
-------------------------------------------
Total                                100.0%
-------------------------------------------

                                                           [PICTURE OF COMPUTER]
                                                               Visit our website
                                                                www.vanguard.com
                                                           for regularly updated
                                                               fund information.

*Lehman Aggregate Bond Index.
**Includes government mortgage-backed bonds.

GLOSSARY OF INVESTMENT TERMS

AVERAGE COUPON. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.
--------------------------------------------------------------------------------
AVERAGE DURATION. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by one percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decreased by a percentage point, the value would rise by 5%.
--------------------------------------------------------------------------------
AVERAGE MATURITY. The average length of time until bonds held by a fund reach maturity (or are called) and are repaid.The prices of longer-term bonds are more sensitive than those of shorter-term bonds to changes in interest rates.
--------------------------------------------------------------------------------
AVERAGE QUALITY. An indicator of credit risk, this figure is the average of the ratings assigned to a fund's fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer's ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.
--------------------------------------------------------------------------------
BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of the overall market (or appropriate market index). The market (or index) is assigned a beta of 1.00, so a fund with a beta of 1.20 would have seen its share price rise or fall by 12% when the overall market rose or fell by 10%.
--------------------------------------------------------------------------------
CASH INVESTMENTS. The percentage of a fund's net assets invested in "cash equivalents"--highly liquid, short-term, interest-bearing securities. This figure does not include cash invested in futures contracts to simulate stock or bond investment.
--------------------------------------------------------------------------------
DIVIDEND YIELD. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds. The index yield is based on the current annualized rate of dividends paid on stocks in the index.
--------------------------------------------------------------------------------
EARNINGS GROWTH RATE. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.
--------------------------------------------------------------------------------
Expense Ratio. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
FOREIGN HOLDINGS. The percentage of a fund's equity assets represented by stocks or American Depositary Receipts of companies based outside the United States.
--------------------------------------------------------------------------------
MEDIAN MARKET CAP. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund's stocks, weighted by the proportion of the fund's assets invested in each stock. Stocks representing half of the fund's assets have market capitalizations above the median, and the rest are below it.
--------------------------------------------------------------------------------
PRICE/BOOK RATIO. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.
--------------------------------------------------------------------------------

PRICE/EARNINGS RATIO. The ratio of a stock's current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company's future growth.
--------------------------------------------------------------------------------
R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the overall market (or its benchmark index). If a fund's total returns were precisely synchronized with the overall market's return, its R-squared would be 1.00. If the fund's returns bore no relationship to the market's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
RETURN ON EQUITY. The annual average rate of return generated by a company during the past five years for each dollar of shareholder's equity (net income divided by shareholder's equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.
--------------------------------------------------------------------------------
TURNOVER RATE. An indication of the fund's trading activity. Funds with high turnover rates incur higher transaction costs and are more likely to distribute capital gains (which are taxable to investors).
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's income from interest and dividends. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year.
--------------------------------------------------------------------------------
YIELD TO MATURITY. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.
--------------------------------------------------------------------------------
8

PERFORMANCE SUMMARY                                          As of June 30, 2002
 for BALANCED INDEX FUND

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

===============================================================
Fiscal-Year Total Returns (%) November 9, 1992-June 30, 2002
---------------------------------------------------------------

                     Balanced Index Fund            Composite
                     Investor Shares                   Index*

Fiscal       Capital        Income           Total      Total
Year          Return        Return          Return     Return
---------------------------------------------------------------
1992            2.9%          0.8%            3.7%       3.8%
1993            6.1           3.9            10.0       10.7
1994           -5.2           3.6            -1.6       -1.2
1995           24.0           4.6            28.6       29.0
1996           10.0           3.9            13.9       14.0
1997           18.2           4.0            22.2       22.5
1998           14.3           3.6            17.9       18.1
1999           10.2           3.4            13.6       13.5
2000           -5.1           3.1            -2.0       -2.2
2001           -6.3           3.3            -3.0       -3.1
2002**         -7.2           1.3            -5.9       -5.7
---------------------------------------------------------------
 *60% Wilshire 5000 Index, 40% Lehman Aggregate Bond Index.
**Six months ended June 30, 2002.
Note: See Financial Highlights tables on pages 58-60 for dividend and capital gains information.

================================================================================
AVERAGE ANNUAL TOTAL RETURNS for periods ended June 30, 2002
                                                           Since Inception
                                       One     Five  ---------------------------
                    Inception Date    Year    Years  Capital   Income    Total
--------------------------------------------------------------------------------
Balanced Index Fund
 Investor Shares*       11/9/1992    -7.27%    5.56%    5.87%    3.68%    9.55%
 Admiral Shares         11/13/2000   -7.20    -5.54**     --       --       --
 Institutional Shares   12/1/2000    -7.16    -4.56**     --       --       --
--------------------------------------------------------------------------------
*Total  return  figures do not reflect the $10 annual  account  maintenance  fee applied on balances under $10,000.
**Return since inception.

FINANCIAL STATEMENTS
  June 30, 2002 (unaudited)

STATEMENT OF NET ASSETS

This Statement provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. Securities are grouped and subtotaled by asset type (common stocks, bonds, etc.), with common stocks listed in descending market-value order and bonds divided into government and industry categories. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.
     At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

------------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
                                                                                                    VALUE*
BALANCED INDEX FUND                                                                     SHARES       (000)
------------------------------------------------------------------------------------------------------------
COMMON STOCKS (57.4%)(1)
------------------------------------------------------------------------------------------------------------
* Microsoft Corp.                                                                    1,189,065    $ 65,042
  General Electric Co.                                                               2,174,944      63,182
  ExxonMobil Corp.                                                                   1,490,018      60,972
  Wal-Mart Stores, Inc.                                                                974,450      53,604
  Pfizer, Inc.                                                                       1,367,020      47,846
  Citigroup, Inc.                                                                    1,129,072      43,752
  American International Group, Inc.                                                   574,059      39,168
  Johnson & Johnson                                                                    659,625      34,472
  The Coca-Cola Co.                                                                    545,400      30,542
  International Business Machines Corp.                                                376,200      27,086
  Intel Corp.                                                                        1,467,768      26,816
  Procter & Gamble Co.                                                                 284,300      25,388
  Merck & Co., Inc.                                                                    496,748      25,156
  Verizon Communications                                                               596,928      23,967
  Bank of America Corp.                                                                338,150      23,792
* Cisco Systems, Inc.                                                                1,606,810      22,415
  SBC Communications Inc.                                                              731,776      22,319
* Berkshire Hathaway Inc. Class A                                                          331      22,111
  ChevronTexaco Corp.                                                                  233,607      20,675
  Philip Morris Cos., Inc.                                                             469,700      20,516
  Home Depot, Inc.                                                                     515,497      18,934
  Wells Fargo & Co.                                                                    374,308      18,738
  PepsiCo, Inc.                                                                        387,590      18,682
* Viacom Inc. Class B                                                                  386,629      17,155
  Fannie Mae                                                                           218,600      16,122
* Dell Computer Corp.                                                                  571,350      14,934
  Wyeth                                                                                290,650      14,880
  J.P. Morgan Chase & Co.                                                              437,639      14,845
* AOL Time Warner Inc.                                                                 976,257      14,360
  Eli Lilly & Co.                                                                      246,006      13,875
  BellSouth Corp.                                                                      411,900      12,975
  Abbott Laboratories                                                                  341,405      12,854
  Wachovia Corp.                                                                       299,307      11,428
* Oracle Corp.                                                                       1,205,970      11,421
  Medtronic, Inc.                                                                      265,542      11,378
  Bristol-Myers Squibb Co.                                                             425,600      10,938
  Pharmacia Corp.                                                                      284,000      10,636
  American Express Co.                                                                 292,252      10,615
  3M Co.                                                                                85,300      10,492
  Morgan Stanley                                                                       241,340      10,396
  Hewlett-Packard Co.                                                                  661,827      10,113
  Bank One Corp.                                                                       257,704       9,915
  U.S. Bancorp                                                                         419,048       9,785
  E.I. du Pont de Nemours & Co.                                                        218,477       9,700
  Anheuser-Busch Cos., Inc.                                                            192,762       9,638
* Amgen, Inc.                                                                          228,384       9,566
  Freddie Mac                                                                          152,100       9,309
  Texas Instruments, Inc.                                                              380,167       9,011
  AT&T Corp.                                                                           834,433       8,928
  Walgreen Co.                                                                         224,370       8,667
  Fifth Third Bancorp                                                                  129,496       8,632
  The Walt Disney Co.                                                                  447,200       8,452
  The Boeing Co.                                                                       183,562       8,260

 10
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
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                                                                                                    MARKET
                                                                                                    VALUE*
                                                                                        SHARES       (000)
------------------------------------------------------------------------------------------------------------
  McDonald's Corp.                                                                     278,700     $ 7,930
  Schering-Plough Corp.                                                                322,000       7,921
  Washington Mutual, Inc.                                                              213,076       7,907
  Gillette Co.                                                                         231,166       7,831
  Lowe's Cos., Inc.                                                                    169,984       7,717
  Merrill Lynch & Co., Inc.                                                            189,562       7,678
  Target Corp.                                                                         198,300       7,555
  FleetBoston Financial Corp.                                                          229,496       7,424
  Motorola, Inc.                                                                       499,213       7,199
  United Technologies Corp.                                                            103,836       7,052
  Kimberly-Clark Corp.                                                                 113,497       7,036
* Applied Materials, Inc.                                                              360,126       6,850
  Lockheed Martin Corp.                                                                 98,547       6,849
  Dow Chemical Co.                                                                     198,900       6,838
  General Motors Corp.                                                                 123,368       6,594
  Ford Motor Co.                                                                       398,042       6,369
  Honeywell International Inc.                                                         179,233       6,314
  First Data Corp.                                                                     167,732       6,240
  MBNA Corp.                                                                           187,198       6,191
  Alcoa Inc.                                                                           186,096       6,169
  UnitedHealth Group Inc.                                                               67,358       6,167
  Cardinal Health, Inc.                                                                 98,813       6,067
  Colgate-Palmolive Co.                                                                119,900       6,001
  Automatic Data Processing, Inc.                                                      135,699       5,910
  Schlumberger Ltd.                                                                    126,292       5,873
  Baxter International, Inc.                                                           131,608       5,849
  Marsh & McLennan Cos., Inc.                                                           60,200       5,815
  Allstate Corp.                                                                       155,252       5,741
  Duke Energy Corp.                                                                    181,524       5,645
  The Bank of New York Co., Inc.                                                       159,962       5,400
  HCA Inc.                                                                             112,459       5,342
  United Parcel Service, Inc.                                                           85,788       5,297
* Liberty Media Corp.                                                                  523,005       5,230
* Kohl's Corp.                                                                          73,500       5,152
* Tenet Healthcare Corp.                                                                71,282       4,999
  Household International, Inc.                                                        100,384       4,989
  Phillips Petroleum Co.                                                                84,120       4,953
  Emerson Electric Co.                                                                  91,701       4,907
* Comcast Corp.-Special Class A                                                        201,798       4,811
  General Dynamics Corp.                                                                44,332       4,714
* QUALCOMM Inc.                                                                        169,120       4,649
  International Paper Co.                                                              106,012       4,620
  Illinois Tool Works, Inc.                                                             67,110       4,583
  Metropolitan Life Insurance Co.                                                      155,200       4,470
  Gannett Co., Inc.                                                                     58,573       4,446
  National City Corp.                                                                  133,448       4,436
* Clear Channel Communications, Inc.                                                   134,687       4,313
* Prudential Financial, Inc.                                                           128,200       4,278
  SunTrust Banks, Inc.                                                                  62,577       4,238
  Southern Co.                                                                         154,300       4,228
  BB&T Corp.                                                                           105,100       4,057
  Dominion Resources, Inc.                                                              60,385       3,984
  Sysco Corp.                                                                          145,478       3,960
  Electronic Data Systems Corp.                                                        105,100       3,904
* Costco Wholesale Corp.                                                                99,330       3,836
  Conoco Inc.                                                                          137,646       3,827
* eBay Inc.                                                                             61,500       3,789
  Sears, Roebuck & Co.                                                                  69,500       3,774
  Caterpillar, Inc.                                                                     75,434       3,692
* EMC Corp.                                                                            488,810       3,691
  Exelon Corp.                                                                          70,173       3,671
  AFLAC Inc.                                                                           113,948       3,646
* Cendant Corp.                                                                        228,646       3,631
* Sun Microsystems, Inc.                                                               712,880       3,572
  Carnival Corp.                                                                       128,300       3,554
  Raytheon Co.                                                                          87,045       3,547
  Sara Lee Corp.                                                                       171,709       3,544
  Waste Management, Inc.                                                               135,949       3,541
  General Mills, Inc.                                                                   80,134       3,533
  FedEx Corp.                                                                           65,428       3,493
* AT&T Wireless Services Inc.                                                          594,477       3,478
  Union Pacific Corp.                                                                   54,910       3,475
* The Kroger Co.                                                                       174,336       3,469
* Cox Communications, Inc. Class A                                                     125,869       3,468
  Harley-Davidson, Inc.                                                                 66,400       3,405
* Concord EFS, Inc.                                                                    112,056       3,376
  Charles Schwab Corp.                                                                 299,946       3,359
  Lehman Brothers Holdings, Inc.                                                        53,420       3,340
  SLM Corp.                                                                             33,950       3,290
  PNC Financial Services Group                                                          62,440       3,264
  ConAgra Foods, Inc.                                                                  117,964       3,261
  Kellogg Co.                                                                           89,500       3,209
  The Hartford Financial Services Group Inc.                                            53,880       3,204
  ALLTEL Corp.                                                                          68,076       3,200
  The Goldman Sachs Group, Inc.                                                         43,500       3,191
  State Street Corp.                                                                    71,302       3,187
  NIKE, Inc. Class B                                                                    59,039       3,167
  H.J. Heinz Co.                                                                        76,800       3,156
* Safeway, Inc.                                                                        105,910       3,092
  Northrop Grumman Corp.                                                                24,658       3,082
  Weyerhaeuser Co.                                                                      47,995       3,064
  Mellon Financial Corp.                                                                96,848       3,043
  CIGNA Corp.                                                                           30,777       2,998
  TXU Corp.                                                                             57,910       2,977
  American Electric Power Co., Inc.                                                     74,293       2,973
  Capital One Financial Corp.                                                           48,199       2,943
  Masco Corp.                                                                          105,800       2,868
  Tribune Co.                                                                           65,703       2,858
* Forest Laboratories, Inc.                                                             39,100       2,768
  Progressive Corp. of Ohio                                                             47,800       2,765
  Equity Office Properties Trust REIT                                                   91,132       2,743
  Southwest Airlines Co.                                                               169,199       2,734
* Maxim Integrated Products, Inc.                                                       70,896       2,717

                                                                              11
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
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                                                                                                    MARKET
                                                                                                    VALUE*
BALANCED INDEX FUND                                                                     SHARES       (000)
------------------------------------------------------------------------------------------------------------
  Albertson's, Inc.                                                                     89,190     $ 2,717
  Wm. Wrigley Jr. Co.                                                                   49,050       2,715
* Immunex Corp.                                                                        121,400       2,712
  Avon Products, Inc.                                                                   51,818       2,708
  The Gap, Inc.                                                                        189,587       2,693
  Anadarko Petroleum Corp.                                                              54,431       2,682
* Micron Technology, Inc.                                                              131,928       2,670
  The Chubb Corp.                                                                       37,652       2,665
  CVS Corp.                                                                             85,782       2,625
* Boston Scientific Corp.                                                               88,748       2,602
  Paychex, Inc.                                                                         82,465       2,580
* Best Buy Co., Inc.                                                                    70,150       2,546
  KeyCorp                                                                               92,570       2,526
  Kraft Foods Inc.                                                                      61,575       2,521
  Burlington Northern Santa Fe Corp.                                                    84,023       2,521
  The McGraw-Hill Cos., Inc.                                                            42,196       2,519
  Air Products & Chemicals, Inc.                                                        49,772       2,512
  Deere & Co.                                                                           52,141       2,498
  Progress Energy, Inc.                                                                 47,927       2,493
  Occidental Petroleum Corp.                                                            82,438       2,472
  Campbell Soup Co.                                                                     89,236       2,468
* WellPoint Health Networks Inc.Class A                                                 31,694       2,466
  El Paso Corp.                                                                        119,536       2,464
  Baker Hughes, Inc.                                                                    73,934       2,460
* The Principal Financial Group                                                         79,100       2,452
  Franklin Resources Corp.                                                              57,066       2,433
  Limited Brands, Inc.                                                                 113,969       2,428
* Bed Bath & Beyond, Inc.                                                               63,892       2,411
* Agilent Technologies, Inc.                                                           101,487       2,400
* Analog Devices, Inc.                                                                  80,232       2,383
  Comerica, Inc.                                                                        38,759       2,381
  Golden West Financial Corp.                                                           34,161       2,350
  TJX Cos., Inc.                                                                       118,500       2,324
  FPL Group, Inc.                                                                       38,500       2,310
* Intuit, Inc.                                                                          46,450       2,310
  Stryker Corp.                                                                         42,900       2,297
  John Hancock Financial Services, Inc.                                                 64,800       2,281
  PPG Industries, Inc.                                                                  36,800       2,278
  Newmont Mining Corp.(Holding Company)                                                 85,760       2,258
  Loews Corp.                                                                           41,600       2,205
  Danaher Corp.                                                                         33,100       2,196
  Linear Technology Corp.                                                               69,600       2,189
  Transocean Inc.                                                                       69,791       2,173
  FirstEnergy Corp.                                                                     65,110       2,173
  Coca-Cola Enterprises, Inc.                                                           97,700       2,157
  Northern Trust Corp.                                                                  48,600       2,141
  Pitney Bowes, Inc.                                                                    52,869       2,100
* Starbucks Corp.                                                                       84,500       2,100
  The Clorox Co.                                                                        50,492       2,088
  Entergy Corp.                                                                         49,187       2,087
  May Department Stores Co.                                                             63,382       2,087
  Interpublic Group of Cos., Inc.                                                       83,978       2,079
  Sprint Corp.                                                                         195,580       2,076
  McKesson Corp.                                                                        62,949       2,058
  Newell Rubbermaid, Inc.                                                               58,642       2,056
* Guidant Corp.                                                                         66,940       2,024
  Praxair, Inc.                                                                         35,489       2,023
* Staples, Inc.                                                                        102,205       2,013
  Computer Associates International, Inc.                                              126,520       2,010
  Marriott International, Inc. Class A                                                  52,728       2,006
  Mattel, Inc.                                                                          95,290       2,002
* General Motors Corp. Class H                                                         192,344       2,000
* Electronic Arts Inc.                                                                  30,100       1,988
  SouthTrust Corp.                                                                      76,044       1,986
  Unocal Corp.                                                                          53,700       1,984
  Norfolk Southern Corp.                                                                84,700       1,980
  Rohm & Haas Co.                                                                       48,248       1,954
  Public Service Enterprise Group, Inc.                                                 45,060       1,951
  Consolidated Edison Inc.                                                              46,678       1,949
  Becton, Dickinson & Co.                                                               56,132       1,934
* Yahoo! Inc.                                                                          130,845       1,931
  The Pepsi Bottling Group, Inc.                                                        62,100       1,913
  Allergan, Inc.                                                                        28,400       1,896
* Yum! Brands, Inc.                                                                     64,804       1,896
  Omnicom Group Inc.                                                                    41,152       1,884
  Eastman Kodak Co.                                                                     64,014       1,867
  Hershey Foods Corp.                                                                   29,616       1,863
  H & R Block, Inc.                                                                     40,048       1,847
  Marathon Oil Corp.                                                                    67,947       1,843
  Cintas Corp.                                                                          37,250       1,841
* KLA-Tencor Corp.                                                                      41,800       1,840
* Quest Diagnostics, Inc.                                                               21,324       1,834
  MBIA, Inc.                                                                            32,324       1,827
  Archer-Daniels-Midland Co.                                                           142,657       1,825
* USA Interactive                                                                       77,704       1,822
  Fortune Brands, Inc.                                                                  32,500       1,818
  Apache Corp.                                                                          31,320       1,801
* Computer Sciences Corp.                                                               37,534       1,794
* AutoZone Inc.                                                                         23,200       1,793
  St. Paul Cos., Inc.                                                                   45,736       1,780
  Synovus Financial Corp.                                                               64,570       1,777
* Veritas Software Corp.                                                                89,478       1,771
  AmSouth Bancorp                                                                       78,977       1,768
  Regions Financial Corp.                                                               50,117       1,762
  Aon Corp.                                                                             59,591       1,757
  M & T Bank Corp.                                                                      20,237       1,736
  AmerisourceBergen Corp.                                                               22,832       1,735
  Lincoln National Corp.                                                                41,200       1,730

12
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
------------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
                                                                                                    VALUE*
                                                                                        SHARES       (000)
------------------------------------------------------------------------------------------------------------
  Equity Residential REIT                                                               60,186     $ 1,730
* Federated Department Stores, Inc.                                                     43,354       1,722
  New York Times Co. Class A                                                            33,050       1,702
  Charter One Financial, Inc.                                                           49,400       1,698
  Ingersoll-Rand Co.                                                                    37,000       1,689
  Moody's Corp.                                                                         33,900       1,687
  Devon Energy Corp.                                                                    34,109       1,681
  Burlington Resources, Inc.                                                            43,750       1,663
  Cincinnati Financial Corp.                                                            35,647       1,658
* Xilinx, Inc.                                                                          73,400       1,646
* SunGard Data Systems, Inc.                                                            62,000       1,642
  CSX Corp.                                                                             46,696       1,637
  Delphi Corp.                                                                         123,347       1,628
* Genentech, Inc.                                                                       48,567       1,628
  DTE Energy Co.                                                                        36,396       1,624
  Amerada Hess Corp.                                                                    19,457       1,605
  UnionBanCal Corp.                                                                     34,196       1,603
  Biomet, Inc.                                                                          58,850       1,596
  Johnson Controls, Inc.                                                                19,423       1,584
* Univision Communications Inc.                                                         50,250       1,578
  MGIC Investment Corp.                                                                 23,271       1,578
  Ambac Financial Group, Inc.                                                           23,200       1,564
  TRW, Inc.                                                                             27,514       1,563
  Jefferson-Pilot Corp.                                                                 32,887       1,553
* Lexmark International, Inc.                                                           28,500       1,550
  Dover Corp.                                                                           44,116       1,544
* Fiserv, Inc.                                                                          42,025       1,543
  Aetna Inc.                                                                            31,949       1,534
* PG&E Corp.                                                                            85,440       1,529
  Halliburton Co.                                                                       95,594       1,524
* Anthem, Inc.                                                                          22,550       1,522
* Zimmer Holdings, Inc.                                                                 42,230       1,506
  Adobe Systems, Inc.                                                                   52,600       1,499
  Avery Dennison Corp.                                                                  23,887       1,499
* Apollo Group, Inc. Class A                                                            37,737       1,487
* Siebel Systems, Inc.                                                                 103,684       1,474
* Chiron Corp.                                                                          41,704       1,472
  MeadWestvaco Corp.                                                                    43,436       1,458
  Xcel Energy, Inc.                                                                     86,463       1,450
* MedImmune Inc.                                                                        54,906       1,450
  Marshall & Ilsley Corp.                                                               46,690       1,445
  Union Planters Corp.                                                                  44,525       1,441
  Textron, Inc.                                                                         30,719       1,441
* Fox Entertainment Group, Inc. Class A                                                 66,200       1,441
  Starwood Hotels & Resorts Worldwide, Inc.                                             43,606       1,434
  Molex, Inc.                                                                           42,533       1,426
* St. Jude Medical, Inc.                                                                19,242       1,423
* Laboratory Corp.of America Holdings                                                   31,148       1,422
  Simon Property Group, Inc. REIT                                                       38,484       1,418
  North Fork Bancorp, Inc.                                                              35,541       1,415
* Gilead Sciences, Inc.                                                                 42,816       1,407
  GlobalSanta Fe Corp.                                                                  51,410       1,406
  ITT Industries, Inc.                                                                  19,893       1,405
  Dollar General Corp.                                                                  73,018       1,389
* Apple Computer, Inc.                                                                  78,032       1,384
* Affiliated Computer Services, Inc. Class A                                            28,920       1,373
  UnumProvident Corp.                                                                   53,124       1,352
* Biogen, Inc.                                                                          32,500       1,347
  Ameren Corp.                                                                          31,234       1,343
* Amazon.com, Inc.                                                                      82,500       1,341
  Family Dollar Stores, Inc.                                                            38,000       1,340
  Bear Stearns Co., Inc.                                                                21,882       1,336
  E.W. Scripps Co. Class A                                                              17,300       1,331
  Genuine Parts Co.                                                                     37,845       1,320
  Cinergy Corp.                                                                         36,462       1,312
  Countrywide Credit Industries, Inc.                                                   27,090       1,307
  Ecolab, Inc.                                                                          28,244       1,306
* CNA Financial Corp.                                                                   48,600       1,288
  J.C. Penney Co., Inc.(Holding Company)                                                58,461       1,287
* Lucent Technologies, Inc.                                                            752,787       1,247
  UST, Inc.                                                                             36,629       1,246
  Georgia Pacific Group                                                                 50,427       1,239
  Parker Hannifin Corp.                                                                 25,704       1,228
  Plum Creek Timber Co. Inc. REIT                                                       40,059       1,226
* Edison International                                                                  71,500       1,216
* King Pharmaceuticals, Inc.                                                            54,329       1,209
* Microchip Technology, Inc.                                                            43,712       1,198
* DST Systems, Inc.                                                                     26,200       1,198
* American Standard Cos., Inc.                                                          15,900       1,195
  Tyson Foods, Inc.                                                                     76,905       1,193
* IDEC Pharmaceuticals Corp.                                                            33,400       1,183
  National Commerce Financial Corp.                                                     44,885       1,180
  Kerr-McGee Corp.                                                                      22,009       1,179
* MGM Mirage, Inc.                                                                      34,802       1,175
* BJ Services Co.                                                                       34,400       1,165
  RadioShack Corp.                                                                      38,700       1,163
  Knight Ridder                                                                         18,393       1,159
  KeySpan Corp.                                                                         30,654       1,154
* National Semiconductor Corp.                                                          39,400       1,149
  IMS Health, Inc.                                                                      63,800       1,145
* Altera Corp.                                                                          84,100       1,144
  Weatherford International Ltd.                                                        26,293       1,136
* Office Depot, Inc.                                                                    67,587       1,135
* Noble Corp.                                                                           29,400       1,135
  PACCAR, Inc.                                                                          25,511       1,132
  Hilton Hotels Corp.                                                                   81,052       1,128
* Sabre Holdings Corp.                                                                  31,427       1,125
* L-3 Communications Holdings, Inc.                                                     20,800       1,123
* International Game Technology                                                         19,738       1,119

                                                                              13
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
------------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
                                                                                                    VALUE*
BALANCED INDEX FUND                                                                     SHARES       (000)
------------------------------------------------------------------------------------------------------------
  Tiffany & Co.                                                                         31,700    $  1,116
  Reliant Energy, Inc.                                                                  65,871       1,113
* Harrah's Entertainment, Inc.                                                          25,050       1,111
* Solectron Corp.                                                                      180,106       1,108
  Eaton Corp.                                                                           15,200       1,106
* Nabors Industries, Inc.                                                               31,400       1,104
  Nucor Corp.                                                                           16,941       1,102
* HEALTHSOUTH Corp.                                                                     86,058       1,101
  Rockwell Collins, Inc.                                                                40,083       1,100
* Xerox Corp.                                                                          157,584       1,098
  Washington Post Co. Class B                                                            2,000       1,090
  R.J. Reynolds Tobacco Holdings, Inc.                                                  20,133       1,082
* Novellus Systems, Inc.                                                                31,800       1,081
  Golden State Bancorp Inc.                                                             29,800       1,081
* SPX Corp.                                                                              9,131       1,073
  Vornado Realty Trust REIT                                                             23,200       1,072
  Green Point Financial Corp.                                                           21,800       1,070
* Health Management Associates Class A                                                  52,870       1,066
* Jones Apparel Group, Inc.                                                             28,257       1,060
  First Tennessee National Corp.                                                        27,600       1,057
  PPL Corp.                                                                             31,952       1,057
  Huntington Bancshares Inc.                                                            54,300       1,055
  Constellation Energy Group, Inc.                                                      35,800       1,050
  Zions Bancorp                                                                         20,100       1,047
  Torchmark Corp.                                                                       27,000       1,031
* Broadcom Corp.                                                                        58,800       1,031
  Brown-Forman Corp. Class B                                                            14,900       1,029
* Symantec Corp.                                                                        31,300       1,028
* Qwest Communications International Inc.                                              367,093       1,028
  W.W. Grainger, Inc.                                                                   20,489       1,026
  Archstone-Smith Trust REIT                                                            38,372       1,025
* AutoNation, Inc.                                                                      70,430       1,021
  Kinder Morgan, Inc.                                                                   26,792       1,019
  Popular, Inc.                                                                         30,000       1,010
* PeopleSoft, Inc.                                                                      67,892       1,010
  ProLogis REIT                                                                         38,836       1,010
* Weight Watchers International, Inc.                                                   23,155       1,007
  Sherwin-Williams Co.                                                                  33,568       1,006
  EOG Resources, Inc.                                                                   25,300       1,004
  Leggett & Platt, Inc.                                                                 42,900       1,004
  Radian Group, Inc.                                                                    20,620       1,004
  Sempra Energy                                                                         45,100         998
  Estee Lauder Cos. Class A                                                             28,300         996
* EchoStar Communications Corp. Class A                                                 53,550         995
  NiSource, Inc.                                                                        45,527         994
* Dollar Tree Stores, Inc.                                                              24,800         977
  Wendy's International, Inc.                                                           24,500         975
* Sprint PCS                                                                           217,590         973
  Whirlpool Corp.                                                                       14,878         973
  Vulcan Materials Co.                                                                  22,000         959
  VF Corp.                                                                              24,300         952
  American Water Works Co., Inc.                                                        21,800         942
* Teradyne, Inc.                                                                        40,042         941
  Darden Restaurants Inc.                                                               38,000         940
  Compass Bancshares Inc.                                                               27,900         937
  Public Storage, Inc. REIT                                                             25,244         937
* Synopsys, Inc.                                                                        17,076         936
  Transatlantic Holdings, Inc.                                                          11,500         920
* Cadence Design Systems, Inc.                                                          57,038         919
* Jabil Circuit, Inc.                                                                   43,300         914
  CenturyTel, Inc.                                                                      30,962         913
* Network Appliance, Inc.                                                               73,300         910
* Genzyme Corp.-General Division                                                        47,060         905
  Applied Biosystems Group-Applera Corp.                                                46,400         904
  ServiceMaster Co.                                                                     65,750         902
  Apartment Investment & Management Co. Class A REIT                                    18,260         898
* Mohawk Industries, Inc.                                                               14,561         896
* Robert Half International, Inc.                                                       38,400         895
  Dow Jones & Co., Inc.                                                                 18,466         895
  T. Rowe Price Group Inc.                                                              27,200         894
* Brocade Communications Systems, Inc.                                                  51,100         893
* Oxford Health Plan                                                                    19,200         892
* CDW Computer Centers, Inc.                                                            19,000         889
* BMC Software, Inc.                                                                    53,130         882
  Stilwell Financial, Inc.                                                              48,400         880
* Express Scripts Inc.                                                                  17,500         877
  Valero Energy Corp.                                                                   23,331         873
  Lennar Corp.                                                                          14,222         870
  SAFECO Corp.                                                                          28,106         868
* BISYS Group, Inc.                                                                     26,000         867
  Circuit City Stores, Inc.                                                             46,088         864
  Mylan Laboratories, Inc.                                                              27,550         864
  Federated Investors, Inc.                                                             24,900         861
  Hudson City Bancorp, Inc.                                                             43,100         859
  Sovereign Bancorp, Inc.                                                               57,209         855
  Equifax, Inc.                                                                         31,640         853
  Banknorth Group, Inc.                                                                 32,777         853
  Black & Decker Corp.                                                                  17,675         852
* Caremark Rx, Inc.                                                                     51,424         848
  Duke Realty Corp. REIT                                                                29,250         847
* BEA Systems, Inc.                                                                     89,000         846
* ChoicePoint Inc.                                                                      18,580         844
  Ocean Energy, Inc.                                                                    38,442         833
  D. R. Horton, Inc.                                                                    31,878         830
  TECO Energy, Inc.                                                                     33,500         829
* Smurfit-Stone Container Corp.                                                         53,719         828

14
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
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                                                                                                    MARKET
                                                                                                    VALUE*
                                                                                        SHARES       (000)
------------------------------------------------------------------------------------------------------------
  Old Republic International Corp.                                                      26,225      $  826
  Murphy Oil Corp.                                                                      10,000         825
* Pactiv Corp.                                                                          34,600         821
  Royal Caribbean Cruises, Ltd.                                                         42,000         820
  Diamond Offshore Drilling, Inc.                                                       28,700         818
* Travelers Property Casualty Corp.                                                     46,095         816
  TCF Financial Corp.                                                                   16,556         813
* Toys R Us, Inc.                                                                       46,236         808
  ENSCO International, Inc.                                                             29,624         808
* JDS Uniphase Corp.                                                                   300,200         808
  Total System Services, Inc.                                                           42,900         808
  Engelhard Corp.                                                                       28,400         804
  Sigma-Aldrich Corp.                                                                   16,003         803
  Rockwell Automation, Inc.                                                             40,383         802
  Boston Properties, Inc. REIT                                                          20,000         799
  Cooper Industries, Inc. Class A                                                       20,304         798
  Eastman Chemical Co.                                                                  16,950         795
* Westwood One, Inc.                                                                    23,600         789
* Trigon Healthcare, Inc.                                                                7,800         785
  Phelps Dodge Corp.                                                                    19,010         783
  McCormick & Co., Inc.                                                                 30,300         780
  Centex Corp.                                                                          13,500         780
* QLogic Corp.                                                                          20,449         779
  Telephone & Data Systems, Inc.                                                        12,800         775
  Hillenbrand Industries, Inc.                                                          13,800         775
* Waters Corp.                                                                          28,800         769
* Williams-Sonoma, Inc.                                                                 25,068         769
* Vishay Intertechnology, Inc.                                                          34,910         769
  Pulte Homes, Inc.                                                                     13,359         769
  The Stanley Works                                                                     18,644         765
* Lincare Holdings, Inc.                                                                23,600         762
  Kimco Realty Corp. REIT                                                               22,700         760
* Smith International, Inc.                                                             11,100         757
  Expeditors International of Washington, Inc.                                          22,700         753
  The PMI Group Inc.                                                                    19,700         753
* Millennium Pharmaceuticals, Inc.                                                      61,914         752
* NCR Corp.                                                                             21,581         752
* Patterson Dental Co.                                                                  14,800         746
  Liz Claiborne, Inc.                                                                   23,300         741
* Corning, Inc.                                                                        208,460         740
* PanAmSat Corp.                                                                        32,743         740
* Convergys Corp.                                                                       37,900         739
* Dean Foods Co.                                                                        19,648         733
  Pinnacle West Capital Corp.                                                           18,500         731
  DPL Inc.                                                                              27,626         731
  Hormel Foods Corp.                                                                    30,400         728
* Advanced Micro Devices, Inc.                                                          74,800         727
* Health Net Inc.                                                                       27,040         724
  Maytag Corp.                                                                          16,971         724
* Sanmina-SCI Corp.                                                                    114,668         724
  SuperValu Inc.                                                                        29,191         716
  Legg Mason Inc.                                                                       14,500         714
  Avalonbay Communities, Inc. REIT                                                      15,181         709
* LSI Logic Corp.                                                                       80,915         708
  SCANA Corp.                                                                           22,885         708
  Allegheny Energy, Inc.                                                                27,400         707
  Ross Stores, Inc.                                                                     17,300         705
* Republic Services, Inc. Class A                                                       36,500         696
  General Growth Properties Inc. REIT                                                   13,600         694
  Hibernia Corp. Class A                                                                34,900         691
* Lamar Advertising Co. Class A                                                         18,500         688
  A.G. Edwards & Sons, Inc.                                                             17,687         687
* Brinker International, Inc.                                                           21,600         686
  Fluor Corp.                                                                           17,500         683
  R.R. Donnelley & Sons Co.                                                             24,710         680
  SEI Corp.                                                                             24,100         679
  Williams Cos., Inc.                                                                  113,161         678
  Temple-Inland Inc.                                                                    11,700         677
  Beckman Coulter, Inc.                                                                 13,564         677
* Park Place Entertainment                                                              65,685         673
  International Flavors & Fragrances, Inc.                                              20,639         671
  The Goodyear Tire & Rubber Co.                                                        35,687         669
  Nordstrom, Inc.                                                                       29,464         667
* Triad Hospitals, Inc.                                                                 15,740         667
* Lear Corp.                                                                            14,300         662
  Fidelity National Financial, Inc.                                                     20,916         661
  Bowater Inc.                                                                          12,100         658
* Pioneer Natural Resources Co.                                                         25,200         656
  Host Marriott Corp. REIT                                                              57,600         651
  Arthur J. Gallagher & Co.                                                             18,700         649
* Mirant Corp.                                                                          88,345         645
  The McClatchy Co. Class A                                                              9,975         644
* Metro-Goldwyn-Mayer Inc.                                                              54,869         642
* Universal Health Services Class B                                                     13,100         642
* Sealed Air Corp.                                                                      15,919         641
* Atmel Corp.                                                                          102,400         641
  Astoria Financial Corp.                                                               20,000         641
  C.R. Bard, Inc.                                                                       11,300         639
  Wisconsin Energy Corp.                                                                25,300         639
  Commerce Bancorp, Inc.                                                                14,464         639
  Fastenal Co.                                                                          16,600         639
* Intersil Corp.                                                                        29,900         639
* Thermo Electron Corp.                                                                 38,548         636
  New York Community Bancorp, Inc.                                                      23,419         635
  Commerce Bancshares, Inc.                                                             14,338         634
  Mercantile Bankshares Corp.                                                           15,450         634
* AES Corp.                                                                            116,911         634
  DENTSPLY International Inc.                                                           17,100         631
* Unisys Corp.                                                                          70,100         631
  Associated Banc-Corp.                                                                 16,651         628
  Rouse Co. REIT                                                                        19,000         626

                                                                              15
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
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                                                                                                    MARKET
                                                                                                    VALUE*
BALANCED INDEX FUND                                                                     SHARES       (000)
------------------------------------------------------------------------------------------------------------
* Constellation Brands, Inc. Class A                                                    19,468       $ 623
* First Health Group Corp.                                                              22,200         622
* Hispanic Broadcasting Corp.                                                           23,800         621
  AVX Corp.                                                                             38,000         621
  C.H. Robinson Worldwide, Inc.                                                         18,500         620
* Network Associates, Inc.                                                              32,183         620
  Manpower Inc.                                                                         16,700         614
  Ashland, Inc.                                                                         15,080         611
* Ceridian Corp.                                                                        32,100         609
* Barr Laboratories, Inc.                                                                9,542         606
  Goodrich Corp.                                                                        22,140         605
* Varian Medical Systems, Inc.                                                          14,900         604
* Fairchild Semiconductor Corp.                                                         24,800         604
* BJ's Wholesale Club, Inc.                                                             15,600         601
* Whole Foods Market, Inc.                                                              12,400         598
  Dana Corp.                                                                            32,603         597
  Sunoco, Inc.                                                                          16,706         595
* Outback Steakhouse                                                                    16,950         595
  Sonoco Products Co.                                                                   20,970         594
  Diebold, Inc.                                                                         15,800         588
* Watson Pharmaceuticals, Inc.                                                          23,255         588
  City National Corp.                                                                   10,900         586
* Humana Inc.                                                                           37,133         580
  Valley National Bancorp                                                               20,877         580
  Avnet, Inc.                                                                           26,276         578
  Mercury General Corp.                                                                 11,900         577
  KB HOME                                                                               11,200         577
* Community Health Systems, Inc.                                                        21,500         576
* Cooper Cameron Corp.                                                                  11,900         576
* NEXTEL Communications, Inc.                                                          179,192         575
* AMR Corp.                                                                             34,112         575
* Calpine Corp.                                                                         81,800         575
  Energy East Corp.                                                                     25,400         573
  Erie Indemnity Co. Class A                                                            14,100         571
* Tellabs, Inc.                                                                         90,336         571
* Iron Mountain, Inc.                                                                   18,500         571
  Liberty Property Trust REIT                                                           16,300         571
  White Mountains Insurance Group Inc.                                                   1,800         570
  Dynegy, Inc.                                                                          78,864         569
  AMB Property Corp. REIT                                                               18,300         568
* NVIDIA Corp.                                                                          33,000         567
  Northeast Utilities                                                                   30,300         565
* Freeport-McMoRan Copper & Gold, Inc. Class B                                          31,602         564
  Neuberger Berman Inc.                                                                 15,400         564
  Scientific-Atlanta, Inc.                                                              34,188         562
* Michaels Stores, Inc.                                                                 14,400         562
* Certegy, Inc.                                                                         15,120         561
  First Virginia Banks, Inc.                                                            10,450         561
  Deluxe Corp.                                                                          14,400         560
  XTO Energy, Inc.                                                                      27,180         560
  American National Insurance Co.                                                        5,800         559
  Pall Corp.                                                                            26,766         555
  Bemis Co., Inc.                                                                       11,600         551
  Belo Corp. Class A                                                                    24,348         551
  iStar Financial Inc. REIT                                                             19,285         550
* NVR, Inc.                                                                              1,700         549
  Brunswick Corp.                                                                       19,597         549
* Energizer Holdings, Inc.                                                              19,992         548
* Cephalon, Inc.                                                                        12,000         542
  Delta Air Lines, Inc.                                                                 27,058         541
* American Power Conversion Corp.                                                       42,800         541
  Allmerica Financial Corp.                                                             11,689         540
* The Dunn & Bradstreet Corp.                                                           16,250         537
  Omnicare, Inc.                                                                        20,400         536
  Health Care Properties Investors REIT                                                 12,546         535
* Coach, Inc.                                                                            9,651         530
  John Nuveen Co. Class A                                                               20,600         529
  Unitrin, Inc.                                                                         14,800         529
* AmeriCredit Corp.                                                                     18,800         527
  Harris Corp.                                                                          14,500         527
  The St. Joe Co.                                                                       17,500         525
  Lafarge North America Inc.                                                            14,900         524
* TMP Worldwide, Inc.                                                                   24,350         524
* Abercrombie & Fitch Co.                                                               21,698         524
  Dreyer's Grand Ice Cream, Inc.                                                         7,600         521
* Alliant Techsystems, Inc.                                                              8,163         521
  NSTAR                                                                                 11,595         519
  Pentair, Inc.                                                                         10,700         514
* KPMG Consulting Inc.                                                                  34,600         514
* Citizens Communications Co.                                                           61,481         514
  FirstMerit Corp.                                                                      18,595         513
  Hasbro, Inc.                                                                          37,650         511
  Ball Corp.                                                                            12,300         510
* Manor Care, Inc.                                                                      22,100         508
  Trizec Properties, Inc. REIT                                                          30,000         506
  PepsiAmericas, Inc.                                                                   33,800         505
  Viad Corp.                                                                            19,400         504
  Allied Capital Corp.                                                                  22,180         502
  Allete, Inc.                                                                          18,500         501
* LAM Research Corp.                                                                    27,880         501
  Potomac Electric Power Co.                                                            23,300         500
  Hospitality Properties Trust REIT                                                     13,700         500
  Big Lots Inc.                                                                         25,362         499
  Conectiv, Inc.                                                                        19,278         498
  Alliant Energy Corp.                                                                  19,352         497
* Entercom Communications Corp.                                                         10,800         496
* Compuware Corp.                                                                       81,500         495
  Protective Life Corp.                                                                 14,900         493
* Patterson-UTI Energy, Inc.                                                            17,400         491
  Valspar Corp.                                                                         10,900         491
  Teleflex Inc.                                                                          8,574         490

16
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
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                                                                                                    MARKET
                                                                                                    VALUE*
                                                                                        SHARES       (000)
------------------------------------------------------------------------------------------------------------
* Gemstar-TV Guide International, Inc.                                                  90,486      $  487
  Adolph Coors Co. Class B                                                               7,800         486
* AdvancePCS                                                                            20,100         481
* Pixar, Inc.                                                                           10,900         481
  Eaton Vance Corp.                                                                     15,400         480
  Dillard's Inc.                                                                        18,239         480
  Winn-Dixie Stores, Inc.                                                               30,743         479
* U.S. Cellular Corp.                                                                   18,800         478
* Apogent Technologies Inc.                                                             23,208         477
  Equitable Resources, Inc.                                                             13,900         477
  Clayton Homes Inc.                                                                    30,027         474
  Bank of Hawaii Corp.                                                                  16,700         474
  Brown & Brown, Inc.                                                                   14,900         473
  Investors Financial Services Corp.                                                    14,056         471
* Sicor, Inc.                                                                           25,300         469
  Alberto-Culver Co. Class B                                                             9,800         469
* PETsMART, Inc.                                                                        29,148         468
* Tech Data Corp.                                                                       12,300         466
  International Speedway Corp.                                                          11,600         465
  Wesco Financial Corp.                                                                  1,540         464
* IVAX Corp.                                                                            42,637         460
  Talbots Inc.                                                                          13,100         459
* Packaging Corp. of America                                                            23,000         457
* Gentex Corp.                                                                          16,652         457
  Bunge Ltd.                                                                            21,600         456
* Toll Brothers, Inc.                                                                   15,500         454
* Pride International, Inc.                                                             29,000         454
* Arrow Electronics, Inc.                                                               21,874         454
* Hearst-Argyle Television Inc.                                                         20,068         453
* Smithfield Foods, Inc.                                                                24,300         451
  Noble Energy, Inc.                                                                    12,500         451
* Ingram Micro, Inc. Class A                                                            32,750         450
* Career Education Corp.                                                                 9,900         446
* Foot Locker, Inc.                                                                     30,800         445
  Questar Corp.                                                                         17,800         443
* Owens-Illinois, Inc.                                                                  32,172         442
* Swift Transportation Co., Inc.                                                        18,950         442
  Crescent Real Estate, Inc. REIT                                                       23,600         441
  NICOR Inc.                                                                             9,640         441
  Rowan Cos., Inc.                                                                      20,500         441
  United States Steel Corp.                                                             22,100         440
  Mack-Cali Realty Corp. REIT                                                           12,500         439
* E*TRADE Group, Inc.                                                                   80,470         439
  Hubbell Inc. Class B                                                                  12,850         439
  Boise Cascade Corp.                                                                   12,700         439
* DaVita, Inc.                                                                          18,366         438
  Wilmington Trust Corp.                                                                14,300         436
  ICN Pharmaceuticals, Inc.                                                             17,993         436
  Tootsie Roll Industries, Inc.                                                         11,290         435
  Tidewater Inc.                                                                        13,200         435
* Markel Corp.                                                                           2,200         433
* Investment Technology Group, Inc.                                                     13,225         432
  Pier 1 Imports Inc.                                                                   20,560         432
* Valassis Communications, Inc.                                                         11,800         431
* Semtech Corp.                                                                         16,100         430
  New Plan Excel Realty Trust REIT                                                      20,560         428
  Capitol Federal Financial                                                             16,420         428
  Reynolds & Reynolds Class A                                                           15,300         428
  Fulton Financial Corp.                                                                22,565         427
  Navistar International Corp.                                                          13,300         426
  Harte-Hanks, Inc.                                                                     20,700         425
  Symbol Technologies, Inc.                                                             50,009         425
* Mandalay Resort Group                                                                 15,300         422
* Andrx Corp. - Andrx Group                                                             15,603         421
* Mercury Interactive Corp.                                                             18,300         420
* Henry Schein, Inc.                                                                     9,435         420
* Allied Waste Industries, Inc.                                                         43,075         418
  Martin Marietta Materials, Inc.                                                       10,711         418
  Meredith Corp.                                                                        10,864         417
  Roslyn Bancorp, Inc.                                                                  19,050         416
  Lyondell Chemical Co.                                                                 27,500         415
  Dial Corp.                                                                            20,700         414
* Jacobs Engineering Group Inc.                                                         11,900         414
* Integrated Device Technology Inc.                                                     22,800         414
* Juniper Networks, Inc.                                                                73,100         413
* Ticketmaster Class B                                                                  21,910         410
  Webster Financial Corp.                                                               10,700         409
* International Rectifier Corp.                                                         14,000         408
* JetBlue Airways Corp.                                                                  8,925         407
  MDU Resources Group, Inc.                                                             15,350         406
  Reader's Digest Assn., Inc. Class A                                                   21,700         406
  Visteon Corp.                                                                         28,552         405
* Cypress Semiconductor Corp.                                                           26,700         405
  The Phoenix Companies, Inc.                                                           22,000         404
* Emulex Corp.                                                                          17,900         403
  CNF Inc.                                                                              10,600         403
  Cullen/Frost Bankers, Inc.                                                            11,200         402
  Weingarten Realty Investors REIT                                                      11,350         402
  W.R. Berkley Corp.                                                                     7,300         402
  Waddell & Reed Financial, Inc.                                                        17,512         402
  Arden Realty Group, Inc. REIT                                                         14,100         401
  Bausch & Lomb, Inc.                                                                   11,800         399
* Saks Inc.                                                                             30,936         397
* ADC Telecommunications, Inc.                                                         173,402         397
  Puget Energy, Inc.                                                                    18,980         394
* CIENA Corp.                                                                           93,696         393
  Valhi, Inc.                                                                           25,100         392
* Activision, Inc.                                                                      13,500         392
* The Cheesecake Factory                                                                11,050         392
  National Fuel Gas Co.                                                                 17,400         392
* Avaya Inc.                                                                            79,090         391
* 99 Cents Only Stores                                                                  15,248         391
  OGE Energy Corp.                                                                      17,100         391

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                                                                                                    MARKET
                                                                                                    VALUE*
BALANCED INDEX FUND                                                                     SHARES       (000)
------------------------------------------------------------------------------------------------------------
* Barnes & Noble, Inc.                                                                  14,748       $ 390
  Helmerich & Payne, Inc.                                                               10,900         389
  Colonial BancGroup, Inc.                                                              25,844         388
  Cabot Corp.                                                                           13,600         386
* Catellus Development Corp.                                                            18,900         386
  Pogo Producing Co.                                                                    11,800         385
* WebMD Corp.                                                                           68,300         385
* Reebok International Ltd.                                                             12,995         383
  Leucadia National Corp.                                                               12,100         383
* Krispy Kreme Doughnuts, Inc.                                                          11,900         383
  Snap-On Inc.                                                                          12,746         382
  RPM Inc. (Ohio)                                                                       25,005         381
  Sky Financial Group, Inc.                                                             17,996         381
  J.M. Smucker Co.                                                                      11,132         380
* BOK Financial Corp.                                                                   11,346         380
  OM Group, Inc.                                                                         6,100         378
* Comverse Technology, Inc.                                                             40,771         378
  Regency Centers Corp. REIT                                                            12,700         377
* Human Genome Sciences, Inc.                                                           28,100         377
  Precision Castparts Corp.                                                             11,400         376
  Forest City Enterprise Class A                                                        10,800         375
  Lubrizol Corp.                                                                        11,200         375
  Pennzoil-Quaker State Co.                                                             17,400         375
* Tektronix, Inc.                                                                       20,000         374
* Invitrogen Corp.                                                                      11,645         373
* National-Oilwell, Inc.                                                                17,700         373
  CBRL Group, Inc.                                                                      12,200         372
* VeriSign, Inc.                                                                        51,559         371
* Storage Technology Corp.                                                              23,192         370
  Providian Financial Corp.                                                             62,828         369
* Furniture Brands International Inc.                                                   12,200         369
  Vectren Corp.                                                                         14,799         368
* Cerner Corp.                                                                           7,700         368
* Varco International, Inc.                                                             20,992         368
  Independence Community Bank Corp.                                                     12,800         368
  Ryder System, Inc.                                                                    13,572         368
  United Dominion Realty Trust REIT                                                     23,300         367
* Coventry Health Care Inc.                                                             12,845         365
* National Instruments Corp.                                                            11,200         365
  CONSOL Energy, Inc.                                                                   17,100         363
  BancorpSouth, Inc.                                                                    17,700         362
* United Rentals, Inc.                                                                  16,550         361
  StanCorp Financial Group, Inc.                                                         6,500         361
  American Financial Group, Inc.                                                        15,000         359
  CarrAmerica Realty Corp. REIT                                                         11,600         358
  The MONY Group Inc.                                                                   10,500         357
* Newfield Exploration Co.                                                               9,600         357
  Student Loan Corp.                                                                     4,300         356
  First American Corp.                                                                  15,485         356
  HCC Insurance Holdings, Inc.                                                          13,500         356
  Harman International Industries, Inc.                                                  7,200         355
* Rent-A-Center, Inc.                                                                    6,100         354
  Dole Food Co.                                                                         12,200         354
  21st Century Insurance Group                                                          18,600         353
  ArvinMeritor, Inc.                                                                    14,724         353
* Flowserve Corp.                                                                       11,840         353
  Trustmark Corp.                                                                       13,800         353
  Annaly Mortgage Management Inc. REIT                                                  18,100         351
  HON Industries, Inc.                                                                  12,900         351
  Doral Financial Corp.                                                                 10,500         351
  People's Bank                                                                         13,400         350
  Washington Federal Inc.                                                               13,838         350
* Rational Software Corp.                                                               42,426         348
* Devry, Inc.                                                                           15,200         347
* Catalina Marketing Corp.                                                              12,120         342
* 3Com Corp.                                                                            77,625         342
  Greater Bay Bancorp                                                                   11,058         340
  Old National Bancorp                                                                  13,374         340
* Charles River Laboratories, Inc.                                                       9,700         340
  Millipore Corp.                                                                       10,600         339
  Worthington Industries, Inc.                                                          18,650         338
  Herman Miller, Inc.                                                                   16,600         337
* Renal Care Group, Inc.                                                                10,800         336
  Donaldson Co., Inc.                                                                    9,600         336
  Hawaiian Electric Industries Inc.                                                      7,900         336
  Lee Enterprises, Inc.                                                                  9,600         336
  La-Z-Boy Inc.                                                                         13,247         334
* Acxiom Corp.                                                                          19,100         334
* KEMET Corp.                                                                           18,700         334
* Accredo Health, Inc.                                                                   7,234         334
  Camden Property Trust REIT                                                             9,000         333
* Fisher Scientific International Inc.                                                  11,900         333
* American Eagle Outfitters, Inc.                                                       15,750         333
* Mid Atlantic Medical Services, Inc.                                                   10,600         332
  BorgWarner, Inc.                                                                       5,750         332
  Reinsurance Group of America, Inc.                                                    10,750         331
* Amphenol Corp.                                                                         9,200         331
  Crane Co.                                                                             13,050         331
  Autodesk, Inc.                                                                        24,940         330
* Grant Prideco, Inc.                                                                   24,293         330
* Extended Stay America, Inc.                                                           20,293         329
  Cooper Tire & Rubber Co.                                                              16,000         329
  Jack Henry & Associates                                                               19,700         329
  Harsco Corp.                                                                           8,700         326
* Borders Group, Inc.                                                                   17,700         326
* AMN Healthcare Services, Inc.                                                          9,300         326
  AmerUs Group Co.                                                                       8,784         326
* Performance Food Group Co.                                                             9,600         325
  Polaris Industries, Inc.                                                               5,000         325
* Quintiles Transnational Corp.                                                         25,991         325

18
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
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                                                                                                    MARKET
                                                                                                    VALUE*
                                                                                        SHARES       (000)
------------------------------------------------------------------------------------------------------------
* Chico's FAS, Inc.                                                                      8,925       $ 324
  CMS Energy Corp.                                                                      29,500         324
  John Wiley & Sons Class A                                                             13,500         323
* Copart, Inc.                                                                          19,850         322
* Scholastic Corp.                                                                       8,500         322
  Peabody Energy Corp.                                                                  11,375         322
  GATX Corp.                                                                            10,700         322
* GTech Holdings Corp.                                                                  12,600         322
* The Yankee Candle Company, Inc.                                                       11,850         321
  Blyth, Inc.                                                                           10,250         320
* Overture Services, Inc.                                                               12,800         320
* O'Reilly Automotive, Inc.                                                             11,600         320
  Developers Diversified Realty Corp. REIT                                              14,201         320
* Pharmaceutical Product Development, Inc.                                              12,100         319
* Corinthian Colleges, Inc.                                                              9,400         319
* AGCO Corp.                                                                            16,200         316
* West Corp.                                                                            14,300         315
  Crompton Corp.                                                                        24,737         315
* American Axle & Manufacturing Holdings, Inc.                                          10,600         315
* Linens 'n Things, Inc.                                                                 9,600         315
* J.D. Edwards & Co.                                                                    25,900         315
* LifePoint Hospitals, Inc.                                                              8,666         315
  Aquila, Inc.                                                                          39,318         315
* Education Management Corp.                                                             7,700         314
  IMC Global Inc.                                                                       25,089         314
  Provident Financial Group, Inc.                                                       10,800         313
  BRE Properties Inc. Class A REIT                                                      10,056         313
* Gateway, Inc.                                                                         70,456         313
* Scios, Inc.                                                                           10,100         309
* The Titan Corp.                                                                       16,900         309
* Service Corp. International                                                           63,981         309
* Applied Micro Circuits Corp.                                                          65,312         309
  Raymond James Financial, Inc.                                                         10,700         308
* Alleghany Corp.                                                                        1,612         308
* Andrew Corp.                                                                          21,430         307
  MDC Holdings, Inc.                                                                     5,890         306
* Affymetrix, Inc.                                                                      12,700         305
  Highwood Properties, Inc. REIT                                                        11,600         303
* AK Steel Corp.                                                                        23,617         303
  PerkinElmer, Inc.                                                                     27,363         302
  Media General, Inc. Class A                                                            5,000         302
* Timberland Co.                                                                         8,400         301
  International Bancshares Corp.                                                         7,100         300
  Rayonier Inc.                                                                          6,100         300
  Philadelphia Suburban Corp.                                                           14,825         299
* IndyMac Bancorp, Inc. REIT                                                            13,200         299
* National Processing, Inc.                                                             11,400         299
  Ryland Group, Inc.                                                                     6,000         299
* Advanced Fibre Communications, Inc.                                                   18,000         298
  Cummins Inc.                                                                           8,992         298
  Carlisle Co., Inc.                                                                     6,600         297
  Westamerica Bancorporation                                                             7,500         297
  Werner Enterprises, Inc.                                                              13,916         297
  Ethan Allen Interiors, Inc.                                                            8,410         297
* Edwards Lifesciences Corp.                                                            12,921         296
  First Midwest Bancorp, Inc.                                                           10,643         296
* Affiliated Managers Group, Inc.                                                        4,800         295
  IKON Office Solutions, Inc.                                                           31,400         295
  Fresh Del Monte Produce Inc.                                                          11,800         295
  RGS Energy Group Inc.                                                                  7,500         294
* LaBranche & Co. Inc.                                                                  12,800         293
* FMC Technologies Inc.                                                                 14,243         293
* Integrated Circuit Systems, Inc.                                                      14,500         293
  Healthcare Realty Trust Inc. REIT                                                      9,144         293
  The Timken Co.                                                                        13,100         293
  Skywest, Inc.                                                                         12,500         292
  Great Lakes Chemical Corp.                                                            11,000         292
* Micrel, Inc.                                                                          20,300         292
* Six Flags, Inc.                                                                       20,200         292
* Agere Systems Inc. Class B                                                           194,106         291
  CenterPoint Properties Corp. REIT                                                      5,000         291
  Commercial Federal Corp.                                                              10,111         291
  York International Corp.                                                               8,600         291
* Scotts Co.                                                                             6,400         291
* Stericycle, Inc.                                                                       8,200         290
* Interactive Data Corp.                                                                19,914         290
* Silicon Laboratories Inc.                                                             10,700         290
  Downey Financial Corp.                                                                 6,100         289
* Forest Oil Corp.                                                                      10,190         288
  Lancaster Colony Corp.                                                                 8,082         288
  ONEOK, Inc.                                                                           13,116         288
* STERIS Corp.                                                                          15,208         287
* Medicis Pharmaceutical Corp.                                                           6,713         287
  Pittston Brink's Group                                                                11,960         287
  Hudson United Bancorp                                                                 10,019         286
* Quest Software, Inc.                                                                  19,600         285
  Commerce Group, Inc.                                                                   7,200         285
* Hercules, Inc.                                                                        23,775         284
  AGL Resources Inc.                                                                    12,100         283
  Citizens Banking Corp.                                                                 9,772         283
  Albemarle Corp.                                                                        9,170         283
  First Industrial Realty Trust REIT                                                     8,600         283
* WCI Communities, Inc.                                                                  9,750         282
  Peoples Energy Corp.                                                                   7,700         282
  Hilb, Rogal and Hamilton Co.                                                           6,200         281
  Applebee's International, Inc.                                                        12,200         280
* Zebra Technologies Corp. Class A                                                       5,800         280
* Shaw Group, Inc.                                                                       9,100         279
* RF Micro Devices, Inc.                                                                36,600         279

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                                                                                                    MARKET
                                                                                                    VALUE*
BALANCED INDEX FUND                                                                     SHARES       (000)
------------------------------------------------------------------------------------------------------------
  Allegheny Technologies Inc.                                                           17,590       $ 279
* Expedia Inc.                                                                           4,700         279
* Payless ShoeSource, Inc.                                                               4,832         279
* Zale Corp.                                                                             7,600         278
* The Corporate Executive Board Co.                                                      8,100         277
* Sonic Corp.                                                                            8,825         277
* Columbia Sportswear Co.                                                                8,650         277
  WPS Resources Corp.                                                                    6,779         277
  First Citizens BancShares Class A                                                      2,500         276
* Cablevision Systems--NY Group Class A                                                 29,200         276
  United Bankshares, Inc.                                                                9,400         276
* Ohio Casualty Corp.                                                                   13,200         276
* Retek Inc.                                                                            11,347         276
  WGL Holdings Inc.                                                                     10,600         276
* Cytec Industries, Inc.                                                                 8,742         275
  Great Plains Energy, Inc.                                                             13,500         275
  Interstate Bakeries Corp.                                                              9,500         274
  Chelsea Property Group REIT                                                            8,200         274
* The Neiman Marcus Group, Inc. Class A                                                  7,900         274
  Ruby Tuesday, Inc.                                                                    14,100         274
* Jack in the Box Inc.                                                                   8,600         273
  Church & Dwight, Inc.                                                                  8,700         273
  Callaway Golf Co.                                                                     17,200         272
* Transkaryotic Therapies, Inc.                                                          7,500         270
  Westcorp, Inc.                                                                         8,470         270
  Kennametal, Inc.                                                                       7,400         270
  Cousins Properties, Inc. REIT                                                         10,900         270
  Western Gas Resources, Inc.                                                            7,200         269
  Whitney Holdings                                                                       8,757         269
* Hollywood Entertainment Corp.                                                         13,000         269
* Vertex Pharmaceuticals, Inc.                                                          16,502         269
* NetIQ Corp.                                                                           11,860         268
* Cross Country, Inc.                                                                    7,100         268
  Ametek Aerospace Products Inc.                                                         7,200         268
  Prentiss Properties Trust REIT                                                         8,400         267
* Apria Healthcare Group Inc.                                                           11,900         267
* Silicon Valley Bancshares                                                             10,100         266
  Tupperware Corp.                                                                      12,800         266
  Graco, Inc.                                                                           10,388         266
* CheckFree Corp.                                                                       17,000         266
  Realty Income Corp. REIT                                                               7,200         266
  Hollinger International, Inc.                                                         22,100         265
  Park National Corp.                                                                    3,080         265
* Southwest Bancorporation of Texas, Inc.                                                7,300         264
* Rite Aid Corp.                                                                       112,390         264
  F.N.B. Corp.                                                                           9,599         264
* Meridian Gold Co.                                                                     16,400         263
  Staten Island Bancorp, Inc.                                                           13,700         263
* Charter Communications, Inc.                                                          64,465         263
* Airgas, Inc.                                                                          15,200         263
  Piedmont Natural Gas, Inc.                                                             7,100         263
* Oakley, Inc.                                                                          15,000         263
  Ferro Corp.                                                                            8,700         262
* Heartland Express, Inc.                                                               10,957         262
* Polycom, Inc.                                                                         21,777         261
  Mills Corp. REIT                                                                       8,400         260
  Arch Coal, Inc.                                                                       11,436         260
* THQ Inc.                                                                               8,700         259
* Spinnaker Exploration Co.                                                              7,200         259
* Cymer, Inc.                                                                            7,400         259
* CTI Molecular Imaging, Inc.                                                           11,300         259
  Superior Industries International, Inc.                                                5,600         258
* Chesapeake Energy Corp.                                                               35,800         258
* Premcor, Inc.                                                                         10,000         257
  Regis Corp.                                                                            9,510         257
* Level 3 Communications, Inc.                                                          87,100         257
* Techne Corp.                                                                           9,100         257
* Veridian Corp.                                                                        11,200         256
  CBL & Associates Properties, Inc. REIT                                                 6,300         255
* Novell, Inc.                                                                          79,334         255
* Orthodontic Centers of America, Inc.                                                  11,100         255
* Perot Systems Corp.                                                                   23,200         253
  Roper Industries Inc.                                                                  6,772         253
* Celgene Corp.                                                                         16,500         252
* Covance, Inc.                                                                         13,425         252
* Getty Images, Inc.                                                                    11,500         251
* CEC Entertainment Inc.                                                                 6,050         250
* Key Energy Services, Inc.                                                             24,000         250
  HRPT Properties Trust REIT                                                            28,200         250
  Federal Realty Investment Trust REIT                                                   9,000         249
* Insight Enterprises, Inc.                                                              9,900         249
  Fair, Isaac & Co. Inc.                                                                 7,575         249
* Respironics, Inc.                                                                      7,300         249
  Shurgard Storage Centers, Inc.Class A REIT                                             7,200         249
  Washington REIT                                                                        8,600         248
* Varian Semiconductor Equipment Associates, Inc.                                        7,300         248
  Lincoln Electric Holdings                                                              9,200         247
  Pan Pacific Retail Properties, Inc. REIT                                               7,240         247
* TIBCO Software Inc.                                                                   44,457         247
  Odyssey Re Holdings Corp.                                                             14,200         247
  Invacare Corp.                                                                         6,700         246
* Extreme Networks, Inc.                                                                25,200         246
* WFS Financial, Inc.                                                                    8,976         246
* Emmis Communications, Inc.                                                            11,600         246

20
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                                                                                                    MARKET
                                                                                                    VALUE*
                                                                                        SHARES       (000)
------------------------------------------------------------------------------------------------------------
* Bio-Rad Laboratories, Inc. Class A                                                     5,400      $  246
  Standard Pacific Corp.                                                                 7,000         246
  The Macerich Co. REIT                                                                  7,900         245
* Citrix Systems, Inc.                                                                  40,500         245
  Post Properties, Inc. REIT                                                             8,100         244
  Jefferies Group, Inc.                                                                  5,800         244
  Claire's Stores, Inc.                                                                 10,650         244
* Tom Brown, Inc.                                                                        8,600         244
  Health Care REIT, Inc.                                                                 8,100         243
* Axcelis Technologies, Inc.                                                            21,422         242
* J.B. Hunt Transport Services, Inc.                                                     8,200         242
  Louisiana-Pacific Corp.                                                               22,849         242
  Corn Products International, Inc.                                                      7,750         241
  Federal Signal Corp.                                                                  10,033         241
* Varian, Inc.                                                                           7,300         241
* AnnTaylor Stores Corp.                                                                 9,450         240
* Agere Systems Inc.                                                                   171,344         240
  AptarGroup Inc.                                                                        7,800         240
* Yellow Corp.                                                                           7,400         240
  First Bancorp/Puerto Rico                                                              6,400         240
  Bob Evans Farms, Inc.                                                                  7,600         239
  Global Payments Inc.                                                                   8,000         239
* Maxtor Corp.                                                                          52,703         238
* Thomas & Betts Corp.                                                                  12,800         238
  Westar Energy, Inc.                                                                   15,500         238
  La Quinta Corp. REIT                                                                  33,333         237
* CACI International, Inc.                                                               6,200         237
  Sensient Technologies Corp.                                                           10,400         237
* The Nautilus Group, Inc.                                                               7,700         236
  SL Green Realty Corp. REIT                                                             6,600         235
* Mueller Industries Inc.                                                                7,400         235
  American Greetings Corp. Class A                                                      14,100         235
  Hughes Supply, Inc.                                                                    5,300         235
* Credence Systems Corp.                                                                13,200         235
  Longs Drug Stores, Inc.                                                                8,300         234
* Speedway Motorsports, Inc.                                                             9,200         234
* Men's Wearhouse, Inc.                                                                  9,150         233
* Imation Corp.                                                                          7,840         233
* Province Healthcare Co.                                                               10,425         233
* Priority Healthcare Corp. Class B                                                      9,918         233
  IDEX Corp.                                                                             6,950         233
  Reckson Associates Realty Corp. REIT                                                   9,300         232
* FMC Corp.                                                                              7,673         231
* Enzon, Inc.                                                                            9,400         231
* Sycamore Networks, Inc.                                                               59,900         231
  American Capital Strategies, Ltd.                                                      8,400         231
* Cabot Microelectronics Corp.                                                           5,342         231
  CVB Financial Corp.                                                                   10,140         230
* Too Inc.                                                                               7,469         230
  Community First Bankshares, Inc.                                                       8,800         230
  Diagnostic Products Corp.                                                              6,200         229
  Hancock Holding Co.                                                                    3,400         229
* Pure Resources, Inc.                                                                  11,000         229
* Stone Energy Corp.                                                                     5,684         229
* McDATA Corp. Class A                                                                  25,941         229
  PolyOne Corp.                                                                         20,300         228
  IDACORP, Inc.                                                                          8,300         228
  Essex Property Trust, Inc. REIT                                                        4,166         228
  Granite Construction Co.                                                               9,000         228
  UMB Financial Corp.                                                                    4,852         227
* Sybase, Inc.                                                                          21,546         227
  Alexander & Baldwin, Inc.                                                              8,900         227
* Northwest Airlines Corp. Class A                                                      18,800         227
* Philadelphia Consolidated Holding Corp.                                                5,000         227
* United Stationers, Inc.                                                                7,400         225
* Entegris Inc.                                                                         15,400         225
* MKS Instruments, Inc.                                                                 11,200         225
* Knight Transportation, Inc.                                                            9,690         225
  Cambrex Corp.                                                                          5,600         225
* Alkermes, Inc.                                                                        14,000         224
* Station Casinos, Inc.                                                                 12,550         224
* Amkor Technology, Inc.                                                                36,000         224
* ICOS Corp.                                                                            13,200         224
  Olin Corp.                                                                            10,100         224
  USFreightways Corp.                                                                    5,900         223
  Florida Rock Industries, Inc.                                                          6,200         223
* NBTY, Inc.                                                                            14,400         223
* Hovnanian Enterprises Class A                                                          6,200         222
  Lennox International Inc.                                                             12,340         222
  Energen Corp.                                                                          8,200         222
  Heritage Property Investment Trust REIT                                                8,300         222
  The Pep Boys (Manny, Moe & Jack)                                                      13,140         221
  Chemical Financial Corp.                                                               5,894         221
* Earthlink, Inc.                                                                       32,887         221
  Thor Industries, Inc.                                                                  3,100         221
* DoubleClick Inc.                                                                      29,732         221
* Aztar Corp.                                                                           10,600         220
  FactSet Research Systems Inc.                                                          7,400         220
* ITT Educational Services, Inc.                                                        10,100         220
* CSG Systems International, Inc.                                                       11,500         220
* Hanover Compressor Co.                                                                16,300         220
  W Holding Co., Inc.                                                                    9,100         220
* Palm, Inc.                                                                           125,015         220
  Weis Markets, Inc.                                                                     5,900         220
* Continental Airlines, Inc. Class B                                                    13,900         219
* Cox Radio, Inc.                                                                        9,100         219
* K-V Pharmaceutical Co. Class A                                                         8,075         218
  Blockbuster Inc. Class A                                                               8,100         218
* Red Hat, Inc.                                                                         37,100         218
  CH Energy Group, Inc.                                                                  4,400         218

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                                                                                                    MARKET
                                                                                                    VALUE*
BALANCED INDEX FUND                                                                     SHARES       (000)
------------------------------------------------------------------------------------------------------------
  Farmer Brothers, Inc.                                                                    600       $ 218
  Minerals Technologies, Inc.                                                            4,400         217
* MedQuist, Inc.                                                                         8,151         217
* Kansas City Southern                                                                  12,950         217
  Cleco Corp.                                                                            9,900         217
  Fleming Cos., Inc.                                                                    11,800         217
  DQE Inc.                                                                              15,450         216
  Home Properties of New York, Inc. REIT                                                 5,700         216
* Terex Corp.                                                                            9,600         216
  Burlington Coat Factory Warehouse Corp.                                               10,140         215
* Lone Star Technologies, Inc.                                                           9,400         215
  Clarcor Inc.                                                                           6,800         215
* Atlantic Coast Airlines Holdings Inc.                                                  9,900         215
* Duane Reade Inc.                                                                       6,300         215
  Glatfelter                                                                            11,400         214
* Sepracor Inc.                                                                         22,400         214
* Openwave Systems Inc.                                                                 38,078         214
* Charming Shoppes, Inc.                                                                24,700         213
  Kelly Services, Inc. Class A                                                           7,900         213
* Argosy Gaming Co.                                                                      7,500         213
* Sequa Corp. Class A                                                                    3,256         213
* Polo Ralph Lauren Corp.                                                                9,500         213
  Surewest Communications                                                                4,000         213
  Spartech Corp.                                                                         7,800         212
  FelCor Lodging Trust, Inc. REIT                                                       11,574         212
  Great American Financial Resources, Inc.                                              11,000         212
* Genesis Health Ventures, Inc.                                                         10,565         212
  The Toro Co.                                                                           3,700         212
  Reliance Steel & Aluminum Co.                                                          7,000         212
  New Jersey Resources Corp.                                                             7,100         212
* Armor Holdings, Inc.                                                                   8,300         212
* CDI Corp.                                                                              6,500         212
  Delphi Financial Group, Inc.                                                           4,891         212
  Liberty Corp.                                                                          5,300         211
* Hotels.com                                                                             5,000         211
  Atmos Energy Corp.                                                                     9,000         211
* AFC Enterprises, Inc.                                                                  6,750         211
  Potlatch Corp.                                                                         6,200         211
  Gables Residential Trust REIT                                                          6,600         211
* Protein Design Labs, Inc.                                                             19,400         211
* Cree, Inc.                                                                            15,908         210
  Colonial Properties Trust REIT                                                         5,400         210
* ShopKo Stores, Inc.                                                                   10,500         210
* Lattice Semiconductor Corp.                                                           24,000         210
  PS Business Parks, Inc. REIT                                                           6,000         210
* UICI                                                                                  10,400         210
* EGL, Inc.                                                                             12,350         209
  Nationwide Financial Services, Inc.                                                    5,300         209
* Perrigo Co.                                                                           16,100         209
  NDCHealth Corp.                                                                        7,500         209
* Commonwealth Telephone Enterprises, Inc.                                               5,199         209
  Universal Corp. VA                                                                     5,700         209
* Kinder Morgan Management, LLC REIT                                                     6,774         209
  Thornburg Mortgage, Inc.                                                              10,600         209
* SEACOR SMIT Inc.                                                                       4,400         208
  Massey Energy Co.                                                                     16,400         208
* City Holding Co.                                                                       8,895         208
* Barra, Inc.                                                                            5,600         208
* Fossil, Inc.                                                                          10,125         208
  PNM Resources Inc.                                                                     8,600         208
* Foundry Networks, Inc.                                                                29,600         208
  Otter Tail Corp.                                                                       6,596         208
  Trinity Industries, Inc.                                                               9,950         208
  TrustCo Bank NY                                                                       15,774         208
  MAF Bancorp, Inc.                                                                      5,525         208
  Ruddick Corp.                                                                         12,400         208
  Curtiss-Wright Corp.                                                                   2,600         208
  Manufactured Home Communities, Inc. REIT                                               5,900         207
  Brady Corp. Class A                                                                    6,000         207
* Silgan Holdings, Inc.                                                                  5,100         206
  Cubic Corp.                                                                            8,700         206
* Pacificare Health Systems, Inc.                                                        7,580         206
* Sonic Automotive, Inc.                                                                 8,000         206
* ResMed Inc.                                                                            7,000         206
* Asyst Technologies, Inc.                                                              10,112         206
* Cobalt Corp.                                                                           9,000         205
  Chittenden Corp.                                                                       7,080         205
  The Standard Register Co.                                                              6,000         205
* OfficeMax, Inc.                                                                       34,800         205
* Syncor International Corp.                                                             6,500         205
  Brandywine Realty Trust REIT                                                           7,900         205
* Flowers Foods, Inc.                                                                    7,910         204
* Southern Union Co.                                                                    12,018         204
* Cytyc Corp.                                                                           26,800         204
* Ralcorp Holdings, Inc.                                                                 6,533         204
* Parametric Technology Corp.                                                           57,042         204
* Evergreen Resources, Inc.                                                              4,800         204
* Kindred Healthcare, Inc.                                                               4,566         204
  Sun Communities, Inc. REIT                                                             4,900         204
  Airborne, Inc.                                                                        10,600         204
  Greif Brothers Corp. Class A                                                           6,100         204
* Keane, Inc.                                                                           16,400         203
* Mentor Graphics Corp.                                                                 14,300         203
  USEC Inc.                                                                             23,100         203
* Forward Air Corp.                                                                      6,200         203
  Taubman Co. REIT                                                                      13,400         203
  Tredegar Corp.                                                                         8,400         203

  22
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                                                                                                    MARKET
                                                                                                    VALUE*
                                                                                        SHARES       (000)
------------------------------------------------------------------------------------------------------------
  Nationwide Health Properties, Inc. REIT                                               10,800      $  203
* Cal Dive International, Inc.                                                           9,200         202
* Joy Global Inc.                                                                       11,400         202
* Electronics Boutique Holdings Corp.                                                    6,900         202
* United Surgical Partners International, Inc.                                           6,625         202
* Unilab Corp.                                                                           7,365         202
* Brooks-PRI Automation, Inc.                                                            7,892         202
  The South Financial Group, Inc.                                                        9,000         202
* Beverly Enterprises, Inc.                                                             26,500         202
* 7-Eleven, Inc.                                                                        24,740         202
  UIL Holdings Corp.                                                                     3,700         202
* Jo-Ann Stores, Inc. Class A                                                            6,900         201
  UCBH Holdings, Inc.                                                                    5,300         201
* Stewart Enterprises, Inc. Class A                                                     31,600         201
  Alfa Corp.                                                                            17,200         201
* Tetra Tech, Inc.                                                                      13,675         201
* AmeriTrade Holding Corp.                                                              43,700         201
* ADVO, Inc.                                                                             5,200         201
  Black Hills Corp.                                                                      5,800         201
  Acuity Brands, Inc.                                                                   11,012         200
  Technitrol, Inc.                                                                       8,600         200
  Horace Mann Educators Corp.                                                           10,800         200
  Northwest Natural Gas Co.                                                              6,850         200
  Senior Housing Properties Trust REIT                                                  12,730         200
* Trimeris, Inc.                                                                         4,500         200
  PFF Bancorp, Inc.                                                                      5,200         200
* Gaylord Entertainment Co. Class A                                                      8,883         200
* Aramark Corp. Class B                                                                  8,000         200
* Manhattan Associates, Inc.                                                             6,200         199
  Cathay Bancorp, Inc.                                                                   4,800         199
* Arbitron Inc.                                                                          6,380         199
* American Italian Pasta Co.                                                             3,900         199
  Carpenter Technology Corp.                                                             6,900         199
* First Horizon Pharmaceutical Corp.                                                     9,600         199
* Boyd Gaming Corp.                                                                     13,800         198
  Kilroy Realty Corp. REIT                                                               7,400         198
* Pacific Sunwear of California                                                          8,900         197
  First Financial Bancorp                                                               10,082         197
  Commercial Metals Co.                                                                  4,200         197
  Waypoint Financial Corp.                                                              10,083         197
* Tuesday Morning Corp.                                                                 10,600         197
  Sierra Pacific Resources                                                              25,176         196
* The Wet Seal, Inc. Class A                                                             8,075         196
* Credit Acceptance Corp.                                                               15,600         196
  Overseas Shipholding Group Inc.                                                        9,300         196
  Susquehanna Bancshares, Inc.                                                           8,625         196
  Chateau Communities, Inc. REIT                                                         6,400         196
* Amylin Pharmaceuticals, Inc.                                                          17,900         196
* Universal Compression Holdings, Inc.                                                   8,200         196
* Advent Software, Inc.                                                                  7,600         195
  Vintage Petroleum, Inc.                                                               16,400         195
* Jones Lang Lasalle Inc.                                                                7,900         195
* ProQuest Co.                                                                           5,500         195
* The Dress Barn, Inc.                                                                  12,600         195
  Wolverine World Wide, Inc.                                                            11,150         195
* Cognex Corp.                                                                           9,700         194
* Pharmaceutical Resources, Inc.                                                         7,000         194
* Steel Dynamics, Inc.                                                                  11,800         194
* Houston Exploration Co.                                                                6,700         194
* Plantronics, Inc.                                                                     10,200         194
  Millennium Chemicals, Inc.                                                            13,800         194
  Banta Corp.                                                                            5,400         194
* Stage Stores, Inc.                                                                     5,575         194
* MAXIMUS, Inc.                                                                          6,100         193
* FLIR Systems, Inc.                                                                     4,600         193
  Southwest Gas Corp.                                                                    7,800         193
* MSC Industrial Direct Co., Inc. Class A                                                9,900         193
  Georgia Gulf Corp.                                                                     7,300         193
* Haemonetics Corp.                                                                      6,600         193
  Ventas, Inc. REIT                                                                     15,100         193
* Tower Automotive, Inc.                                                                13,800         193
  Texas Regional Bancshares, Inc.                                                        3,880         192
* Penn National Gaming, Inc.                                                            10,600         192
* Sotheby's Holdings Class A                                                            13,500         192
* Del Monte Foods Co.                                                                   16,300         192
* Landstar System, Inc.                                                                  1,800         192
* Hot Topic, Inc.                                                                        7,200         192
* Chiquita Brands International, Inc.                                                   10,736         192
* Coherent, Inc.                                                                         6,500         192
* Price Communications Corp.                                                            12,000         192
* Neurocrine Biosciences, Inc.                                                           6,700         192
  Cabot Oil & Gas Corp. Class A                                                          8,400         192
* Intergraph Corp.                                                                      11,000         192
  Kimball International, Inc. Class B                                                   11,700         192
  G & K Services, Inc.                                                                   5,600         192
* Tractor Supply Co.                                                                     2,700         192
  UGI Corp. Holding Co.                                                                  6,000         192
  Wallace Computer Services, Inc.                                                        8,900         191
* Select Medical Corp.                                                                  12,200         191
* Therasense, Inc.                                                                      10,350         191
* IDEXX Laboratories Corp.                                                               7,400         191
* The Children's Place Retail Stores, Inc.                                               7,200         191
* The Great Atlantic & Pacific Tea Co., Inc.                                            10,200         191
* CKE Restaurants Inc.                                                                  16,751         191
  Pacific Northwest Bancorp                                                              6,086         191
* Waste Connections, Inc.                                                                6,100         191

                                                                              23
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
------------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
                                                                                                    VALUE*
BALANCED INDEX FUND                                                                     SHARES       (000)
------------------------------------------------------------------------------------------------------------
  Roadway Corp.                                                                          5,300      $  190
* Crown Castle International Corp.                                                      48,450         190
  Alpharma, Inc. Class A                                                                11,200         190
* OSI Pharmaceuticals, Inc.                                                              7,900         190
  LNR Property Corp.                                                                     5,500         190
* Anteon International Corp.                                                             7,500         190
  A.O. Smith Corp.                                                                       6,150         189
* Electronics for Imaging, Inc.                                                         11,900         189
  Centex Construction Products, Inc.                                                     5,200         189
* Conseco Inc.                                                                          94,631         189
* Crown Cork & Seal Co., Inc.                                                           27,622         189
* Group 1 Automotive, Inc.                                                               5,000         189
* IGEN International, Inc.                                                               6,000         189
  Cooper Cos., Inc.                                                                      4,000         188
* MPS Group, Inc.                                                                       22,154         188
  Baldor Electric Co.                                                                    7,500         188
* Abgenix, Inc.                                                                         19,000         188
  The Manitowac Co., Inc.                                                                5,300         188
* Sinclair Broadcast Group, Inc.                                                        13,000         188
  Arrow International, Inc.                                                              4,800         187
* Entravision Communications Corp.                                                      15,300         187
  Mentor Corp.                                                                           5,104         187
* Papa John's International, Inc.                                                        5,600         187
* Westport Resources Corp.                                                              11,390         187
* CONMED Corp.                                                                           8,359         187
  MeriStar Hospitality Corp. REIT                                                       12,220         186
* Advanced Energy Industries, Inc.                                                       8,400         186
  Northwest Bancorp, Inc.                                                               14,100         186
  Landry's Restaurants, Inc.                                                             7,300         186
* Choice Hotel International, Inc.                                                       9,300         186
* Anixter International Inc.                                                             8,000         186
  ABM Industries                                                                        10,700         186
* GrafTech International Ltd.                                                           15,100         186
  Matthews International Corp.                                                           7,900         184
* TriQuint Semiconductor, Inc.                                                          28,745         184
* Teletech Holdings Inc.                                                                19,300         184
* R.H. Donnelley Corp.                                                                   6,580         184
* Dollar Thrifty Automotive Group, Inc.                                                  7,100         184
  Pacific Capital Bancorp                                                                7,700         184
* CommScope, Inc.                                                                       14,700         184
* Teledyne Technologies, Inc.                                                            8,911         184
* SanDisk Corp.                                                                         14,800         184
  John H. Harland Co.                                                                    6,400         183
* Black Box Corp.                                                                        4,500         183
  Woodward Governor Co.                                                                  3,100         183
  Anchor Bancorp Wisconsin Inc.                                                          7,600         183
* Journal Register Co.                                                                   9,100         183
* Siliconix, Inc.                                                                        6,600         183
* Grey Wolf, Inc.                                                                       45,000         183
* Veeco Instruments, Inc.                                                                7,900         183
* Adaptec, Inc.                                                                         23,100         182
  Avista Corp.                                                                          13,200         182
* US Oncology, Inc.                                                                     21,850         182
* Sybron Dental Specialties, Inc.                                                        9,836         182
  Harbor Florida Bancshares, Inc.                                                        8,200         182
  Owens & Minor, Inc. Holding Co.                                                        9,200         182
  Briggs & Stratton Corp.                                                                4,700         182
  H.B. Fuller Co.                                                                        6,200         182
* FEI Co.                                                                                7,400         181
  First Commonwealth Financial Corp.                                                    13,500         181
  Santander BanCorp                                                                     10,350         181
* Stillwater Mining Co.                                                                 11,400         181
* Celera Genomics Group-- Applera Corp.                                                 15,080         181
* CUNO Inc.                                                                              5,000         181
* Meritage Corp.                                                                         4,000         181
  Winnebago Industries, Inc.                                                             4,100         180
  Modine Manufacturing Co.                                                               7,338         180
* Ariba, Inc.                                                                           56,500         180
  Elcor Corp.                                                                            6,500         180
  Nordson Corp.                                                                          7,300         180
  Brown Shoe Co., Inc.                                                                   6,400         180
  East West Bancorp, Inc.                                                                5,200         180
* Paxar Corp.                                                                           10,700         179
  Commercial Net Lease Realty REIT                                                      11,200         179
  Corus Bankshares Inc.                                                                  3,900         179
* Global Industries Ltd.                                                                25,600         179
  FBL Financial Group, Inc. Class A                                                      8,071         179
  State Auto Financial Corp.                                                            10,900         179
* Endo Pharmaceuticals Holdings, Inc.                                                   25,500         179
* Triad Guaranty, Inc.                                                                   4,100         178
  Flagstar Bancorp, Inc.                                                                 7,725         178
* Aeropostale, Inc.                                                                      6,500         178
  United Community Banks, Inc.                                                           6,000         178
  Glenborough Realty Trust, Inc. REIT                                                    7,500         178
  Brookline Bancorp, Inc.                                                                7,000         177
  FBR Asset Investment Corp. REIT                                                        5,300         177
  Central Parking Corp.                                                                  7,700         177
* Noven Pharmaceuticals, Inc.                                                            6,900         176
* Iomega Corp.                                                                          13,680         176
* Hain Celestial Group, Inc.                                                             9,500         176
  St. Mary Land & Exploration Co.                                                        7,344         176
* XM Satellite Radio Holdings, Inc.                                                     23,900         176
* Exar Corp.                                                                             8,900         176
* Rayovac Corp.                                                                          9,500         175
  Russell Corp.                                                                          9,100         175
* InterMune Inc.                                                                         8,300         175
  The Trust Co. of New Jersey                                                            6,800         175
  R.L.I. Corp.                                                                           3,381         174
* Alliance Imaging, Inc.                                                                12,900         174
* DIANON Systems, Inc.                                                                   3,252         174

24
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
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                                                                                                    MARKET
                                                                                                    VALUE*
BALANCED INDEX FUND                                                                     SHARES       (000)
------------------------------------------------------------------------------------------------------------
* ESS Technology, Inc.                                                                   9,900      $  174
* Playtex Products, Inc.                                                                13,400         174
  CNA Surety Corp.                                                                      11,810         173
  Summit Properties, Inc. REIT                                                           7,500         173
* Sylvan Learning Systems, Inc.                                                          8,675         173
  BankAtlantic Bancorp, Inc. Class A                                                    14,335         173
* Atwood Oceanics, Inc.                                                                  4,566         173
* Regeneron Pharmaceuticals, Inc.                                                       11,900         173
* PRG-Schultz International, Inc.                                                       14,000         172
* American Management Systems, Inc.                                                      9,000         172
  K-Swiss, Inc.                                                                          6,600         171
  Amcore Financial, Inc.                                                                 7,400         171
  Wausau-Mosinee Paper Corp.                                                            14,226         171
* Wright Medical Group, Inc.                                                             8,500         171
  Sterling Bancshares, Inc.                                                             11,600         171
  Anthracite Capital Inc. REIT                                                          12,900         171
  Rollins, Inc.                                                                          8,400         171
  UniSource Energy Corp.                                                                 9,200         171
* Regal Entertainment Group Class A                                                      7,300         170
* Ocular Sciences, Inc.                                                                  6,400         170
* Net.B@nk, Inc.                                                                        14,522         169
  Regal-Beloit Corp.                                                                     7,100         169
* Plains Resources Inc.                                                                  6,317         169
* Dionex Corp.                                                                           6,300         169
  GenCorp, Inc.                                                                         11,800         169
* Kenneth Cole Productions, Inc.                                                         5,950         169
  JLG Industries, Inc.                                                                  12,000         168
* PSS World Medical, Inc.                                                               20,750         168
* AmeriPath, Inc.                                                                        7,000         168
* Esterline Technologies Corp.                                                           7,400         168
* IHOP Corp.                                                                             5,700         168
  Casey's General Stores, Inc.                                                          13,900         167
* Oceaneering International, Inc.                                                        6,310         167
* Triarc Cos., Inc. Class A                                                              6,100         167
* Unit Corp.                                                                             9,600         167
* Stoneridge, Inc.                                                                       8,900         166
  Presidential Life Corp.                                                                8,200         166
* PTEK Holdings, Inc.                                                                   28,700         166
* Prime Hospitality Corp.                                                               12,800         166
  Zenith National Insurance Corp.                                                        5,200         166
* Electro Scientific Industries, Inc.                                                    6,800         165
  The Marcus Corp.                                                                       9,900         165
  Walter Industries, Inc.                                                               12,200         165
  Tecumseh Products Co. Class A                                                          3,100         165
* Quicksilver Resources, Inc.                                                            6,400         164
  Vector Group Ltd.                                                                      9,215         164
  Mine Safety Appliances Co.                                                             4,100         164
  LandAmerica Financial Group, Inc.                                                      5,200         164
* Quiksilver, Inc.                                                                       6,600         164
* Maverick Tube Corp.                                                                   10,900         164
* FreeMarkets, Inc.                                                                     11,558         163
* Plexus Corp.                                                                           9,020         163
* Integra LifeSciences Holdings                                                          7,500         163
  OceanFirst Financial Corp.                                                             6,750         163
  Dime Community Bancshares                                                              7,175         163
  Wabtec Corp.                                                                          11,814         163
* Take-Two Interactive Software, Inc.                                                    7,900         163
  Wintrust Financial Corp.                                                               4,700         162
* bebe stores, inc                                                                       8,000         162
  Glimcher Realty Trust REIT                                                             8,800         162
* Integrated Defense Technology, Inc.                                                    5,500         162
  N L Industries, Inc.                                                                  10,600         162
* ADTRAN Inc.                                                                            8,500         161
* Unifi, Inc.                                                                           14,800         161
* Goody's Family Clothing                                                               14,100         161
* ATMI, Inc.                                                                             7,200         161
* Financial Federal Corp.                                                                4,800         161
* Sunrise Assisted Living, Inc.                                                          6,000         161
* MICROS Systems, Inc.                                                                   5,800         161
  Texas Industries, Inc.                                                                 5,100         161
  Cato Corp. Class A                                                                     7,200         161
* Ryan's Family Steak Houses, Inc.                                                      12,150         161
* VISX Inc.                                                                             14,716         160
* Comcast Corp.-Special Class A                                                          6,600         160
  EDO Corp.                                                                              5,600         160
  Charter Financial Corp.                                                                5,600         159
* Action Performance Cos., Inc.                                                          5,032         159
  Solutia, Inc.                                                                         22,600         159
* Odyssey Healthcare, Inc.                                                               4,400         158
* Pinnacle Systems, Inc.                                                                14,400         158
  Methode Electronics, Inc. Class A                                                     12,349         158
  First Financial Holdings, Inc.                                                         4,900         158
* Itron, Inc.                                                                            6,000         157
* W-H Energy Services, Inc.                                                              7,100         157
* Digital Insight Corp.                                                                  9,560         157
* Photronics Labs Inc.                                                                   8,300         157
* Alaska Air Group, Inc.                                                                 6,000         157
* Pathmark Stores, Inc.                                                                  8,300         156
* Skyworks Solutions, Inc.                                                              28,091         156
* Standard Microsystem                                                                   6,600         156
  Wellman, Inc.                                                                          9,300         156
  Harleysville National Corp.                                                            5,760         156
* BE Avionics Inc.                                                                      11,800         156
* JDA Software Group, Inc.                                                               5,500         155
* Offshore Logistics, Inc.                                                               6,500         155
* BankUnited Financial Corp.                                                             8,100         155
* Pediatrix Medical Group, Inc.                                                          6,200         155
* Insituform Technologies Inc.Class A                                                    7,300         155
* Silicon Storage Technology, Inc.                                                      19,800         154
* Ascential Software Corp.                                                              55,264         154
* Knight Trading Group, Inc.                                                            29,400         154
* ExpressJet Holdings, Inc.                                                             11,800         154

                                                                              25
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
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                                                                                                    MARKET
                                                                                                    VALUE*
BALANCED INDEX FUND                                                                     SHARES       (000)
------------------------------------------------------------------------------------------------------------
  First Charter Corp.                                                                    8,500      $  154
* Renaissance Learning, Inc.                                                             7,600         153
* Avocent Corp.                                                                          9,612         153
  Watts Industries Class A                                                               7,700         153
  First Sentinel Bancorp Inc.                                                           11,100         153
* Mediacom Communications Corp.                                                         19,580         153
  Pulitzer, Inc.                                                                         2,933         152
* Newpark Resources, Inc.                                                               20,700         152
  JDN Realty Corp. REIT                                                                 12,200         152
  Argonaut Group, Inc.                                                                   7,100         152
* Alexander's, Inc. REIT                                                                 1,977         152
  Carbo Ceramics Inc.                                                                    4,100         152
* Dril-Quip, Inc.                                                                        6,000         151
* NCO Group, Inc.                                                                        6,950         151
* Protection One, Inc.                                                                  55,000         151
  Kaydon Corp.                                                                           6,400         151
  Boston Private Financial Holdings, Inc.                                                6,100         151
* Dycom Industries, Inc.                                                                12,900         151
* Infonet Services Corp.                                                                61,300         151
* Magnum Hunter Resources Inc.                                                          19,112         151
* The Buckle, Inc.                                                                       6,100         151
* Omega Healthcare Investors, Inc. REIT                                                 19,866         151
  Koger Equity, Inc. REIT                                                                7,800         151
  Libbey, Inc.                                                                           4,400         150
* Berkshire Hathaway Inc. Class B                                                           67         150
* Macrovision Corp.                                                                     11,400         149
* National Western Life Insurance Co. Class A                                            1,300         149
* TBC Corp.                                                                              9,400         149
* LTX Corp.                                                                             10,400         149
* Boca Resorts, Inc. Class A                                                            11,200         148
* McDermott International, Inc.                                                         18,300         148
* Thoratec Corp.                                                                        16,487         148
* Littelfuse, Inc.                                                                       6,400         148
  First Source Corp.                                                                     5,981         148
* CSK Auto Corp.                                                                        10,600         148
  Hooper Holmes, Inc.                                                                   18,300         148
* Quanta Services, Inc.                                                                 14,950         147
* Southwestern Energy Co.                                                                9,700         147
* Stein Mart, Inc.                                                                      12,400         147
* AmSurg Corp.                                                                           5,600         147
  CPB, Inc.                                                                              3,200         147
* Photon Dynamics, Inc.                                                                  4,900         147
* SPS Technologies, Inc.                                                                 3,848         147
* Immucor Inc.                                                                           6,254         147
  F & M Bancorp                                                                          4,157         147
* Kronos, Inc.                                                                           4,800         146
  Helix Technology Corp.                                                                 7,100         146
  Franklin Electric, Inc.                                                                3,100         146
  Belden, Inc.                                                                           7,000         146
* Hyperion Solutions Corp.                                                               7,979         146
* Remington Oil & Gas Corp.                                                              7,300         145
* Rare Hospitality International Inc.                                                    5,400         145
  Delta & Pine Land Co.                                                                  7,221         145
* Advanced Digital Information Corp.                                                    17,200         145
* International Multifoods Corp.                                                         5,500         145
* Exult Inc.                                                                            22,300         145
  Madison Gas & Electric Co.                                                             5,200         145
* Trammell Crow Co.                                                                     10,000         145
  Bowne & Co., Inc.                                                                      9,800         144
  Penn Virginia Corp.                                                                    3,700         144
* J. Jill Group, Inc.                                                                    3,800         144
* Footstar Inc.                                                                          5,884         144
* Websense, Inc.                                                                         5,600         143
* First Federal Financial Corp.                                                          4,932         143
* Silicon Graphics, Inc.                                                                48,604         143
* Docucorp International, Inc.                                                          13,961         143
* United Defense Industries Inc.                                                         6,200         143
* Aftermarket Technology Corp.                                                           7,300         142
* Interdigital Communications Corp.                                                     15,700         142
* Navigators Group, Inc.                                                                 5,300         142
  Republic Bancorp, Inc.                                                                 9,500         142
* Orbital Sciences Corp.                                                                17,800         142
  Steelcase Inc.                                                                        10,600         142
  Landauer, Inc.                                                                         3,700         142
  Redwood Trust, Inc. REIT                                                               4,500         142
* Progress Software Corp.                                                                9,600         142
* Albany Molecular Research, Inc.                                                        6,700         142
* ValueVision Media, Inc.                                                                7,800         142
* Quantum Corp.- DLT & Storage Systems                                                  33,700         142
  Lone Star Steakhouse & Saloon, Inc.                                                    6,000         142
* Applica Inc.                                                                          11,400         141
* Hecla Mining Co.                                                                      30,200         141
* Palm Harbor Homes, Inc.                                                                7,100         141
* Chiles Offshore, Inc.                                                                  5,800         141
* Talk America Holdings, Inc.                                                           34,050         141
  Nash-Finch Co.                                                                         4,400         141
* The Medicines Co.                                                                     11,400         141
  S & T Bancorp, Inc.                                                                    5,200         140
  Stewart & Stevenson Services, Inc.                                                     7,900         140
  Herbalife International Class A                                                        7,333         140
* Nortek, Inc.                                                                           3,100         140
* RealNetworks, Inc.                                                                    34,300         140
* Corrections Corp. of America REIT                                                      8,066         140
  Longview Fibre Co.                                                                    14,800         139
  Provident Bankshares Corp.                                                             5,880         139
  Kansas City Life Insurance Co.                                                         3,600         139
  Interface, Inc.                                                                       17,300         139
* Cell Genesys, Inc.                                                                    10,300         139
* School Specialty, Inc.                                                                 5,227         139

  26
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
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                                                                                                    MARKET
                                                                                                    VALUE*
                                                                                        SHARES       (000)
------------------------------------------------------------------------------------------------------------
  Watsco, Inc.                                                                           7,600      $  139
* Mercury Computer Systems, Inc.                                                         6,400         139
* Priceline.com Inc.                                                                    49,700         139
* Powerwave Technologies, Inc.                                                          15,100         138
* Ionics, Inc.                                                                           5,700         138
* Spherion Corp.                                                                        11,600         138
* Actuant Corp.                                                                          3,340         138
  Metris Cos., Inc.                                                                     16,577         137
  Vital Signs, Inc.                                                                      3,800         137
  Empire District Electric Co.                                                           6,700         137
* ImClone Systems, Inc.                                                                 15,785         137
* Tejon Ranch Co.                                                                        4,210         137
  Riggs National Corp.                                                                   9,200         137
* On Assignment, Inc.                                                                    7,700         137
* Borland Software Corp.                                                                13,300         137
  First Place Financial Corp.                                                            6,880         137
  Riviana Foods, Inc.                                                                    5,400         137
* Aviall Inc.                                                                            9,775         137
  Ameron International Corp.                                                             1,900         136
* A.C. Moore Arts & Crafts, Inc.                                                         2,900         136
  Simmons First National                                                                 3,200         136
* Tyler Technologies, Inc.                                                              25,600         136
* Power Integrations, Inc.                                                               7,600         136
* LendingTree, Inc.                                                                     10,700         136
* Vitesse Semiconductor Corp.                                                           43,000         136
* Atrix Laboratories, Inc.                                                               6,100         136
* i2 Technologies, Inc.                                                                 91,640         136
* Foamex International, Inc.                                                            12,200         136
* TETRA Technologies, Inc.                                                               5,100         135
  Monsanto Co.                                                                           7,600         135
* American Tower Corp. Class A                                                          39,180         135
* Internet Security Systems, Inc.                                                       10,300         135
  Community Trust Bancorp Inc.                                                           4,800         135
  NBT Bancorp, Inc.                                                                      7,453         135
  Interpool, Inc.                                                                        7,800         135
  Columbia Bancorp                                                                       5,700         135
* The Gymboree Corp.                                                                     8,400         135
* Actel Corp.                                                                            6,400         135
* Ultratech Stepper, Inc.                                                                8,300         134
* Imagistics International Inc.                                                          6,257         134
* General Binding Corp.                                                                  8,028         134
  Frontier Oil Corp.                                                                     7,700         134
* Input/Output, Inc.                                                                    14,900         134
  Florida East Coast Industries, Inc.Class A                                             5,300         134
* Reliant Resources, Inc.                                                               15,300         134
  UAL Corp.                                                                             11,700         134
* Systems & Computer Technology Corp.                                                    9,900         134
  Hancock Fabrics, Inc.                                                                  7,200         134
* Shuffle Master, Inc.                                                                   7,273         134
* Rogers Corp.                                                                           4,800         133
* BroadWing Inc.                                                                        51,309         133
* InFocus Corp.                                                                         11,300         133
  Sovran Self Storage, Inc. REIT                                                         4,000         133
* Hollywood Casino Corp.                                                                12,300         133
  Pennsylvania REIT                                                                      4,900         133
  Seacoast Banking Corp. of Florida                                                      2,300         133
* Dura Automotive Systems, Inc.                                                          6,393         133
  Phillips-Van Heusen Corp.                                                              8,500         133
* Cirrus Logic                                                                          17,700         133
* Genencor International Inc.                                                           13,540         133
* Gulfmark Offshore, Inc.                                                                3,200         133
* GameStop Corp.                                                                         6,300         132
* William Lyon Homes, Inc.                                                               5,100         132
  MCG Capital Corp.                                                                      7,900         132
  United National Bancorp                                                                5,738         132
* WebEx Communications, Inc.                                                             8,300         132
* Western Digital Corp.                                                                 40,600         132
* MTR Gaming Group Inc.                                                                  7,900         132
* Transaction Systems Architects, Inc.                                                  11,200         132
* Vail Resorts Inc.                                                                      7,700         132
  Getty Realty Holding Corp. REIT                                                        6,500         132
  Value Line, Inc.                                                                       3,200         132
  The Laclede Group, Inc.                                                                5,600         131
* Collins & Aikman Corp.                                                                14,440         131
  Suffolk Bancorp                                                                        3,600         131
  Arrow Financial Corp.                                                                  3,865         131
* Kulicke & Soffa Industries, Inc.                                                      10,600         131
  JP Realty Inc. REIT                                                                    4,900         131
* Viasys Healthcare Inc.                                                                 7,474         130
* Syntel, Inc.                                                                          10,550         130
  First Federal Capital Corp.                                                            5,900         130
  Cascade Bancorp                                                                        7,236         130
* Handleman Co.                                                                          9,000         130
* Nautica Enterprises, Inc.                                                             10,000         130
  Caraustar Industries, Inc.                                                            10,400         130
  C & D Technologies, Inc.                                                               7,200         130
* Pegasus Solutions Inc.                                                                 7,400         130
* PEC Solutions, Inc.                                                                    5,400         129
  Coca-Cola Bottling Co.                                                                 3,000         129
  Medford Bancorp, Inc.                                                                  3,700         129
  Apex Mortgage Capital, Inc. REIT                                                       8,600         129
* Trimble Navigation Ltd.                                                                8,300         129
* Interland Inc.                                                                        40,800         129
  NUI Corp.                                                                              4,700         128
* Kopin Corp.                                                                           19,400         128
* American Real Estate Partners, LP                                                     13,200         128
  IRT Property Co. REIT                                                                 10,100         127
* Bally Total Fitness Holding Corp.                                                      6,800         127
* Hologic, Inc.                                                                          8,200         127
* Galyan's Trading Co.                                                                   5,700         127
  Hudson River Bancorp. Inc.                                                             4,700         127

                                                                              27
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
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                                                                                                    MARKET
                                                                                                    VALUE*
BALANCED INDEX FUND                                                                     SHARES       (000)
------------------------------------------------------------------------------------------------------------
  Lance, Inc.                                                                            8,700     $   127
  Parkway Properties Inc. REIT                                                           3,500         127
* Insight Communications Co., Inc.                                                      10,800         127
* Biosite Inc.                                                                           4,500         127
* UNOVA, Inc.                                                                           19,500         127
  Alberto-Culver Co. Class A                                                             2,800         127
  St. Francis Capital Corp.                                                              5,100         126
  National Health Investors REIT                                                         7,900         126
* Hawthorne Financial Corp.                                                              3,900         126
* Water Pik Technologies, Inc.                                                          10,089         126
* Avatar Holding, Inc.                                                                   4,500         126
  Lindsay Manufacturing Co.                                                              5,450         126
* Guitar Center, Inc.                                                                    6,800         126
* Bright Horizons Family Solutions, Inc.                                                 3,800         126
  MacDermid, Inc.                                                                        5,900         125
* Pegasystems Inc.                                                                      13,900         125
* Newport Corp.                                                                          8,000         125
* Symyx Technologies                                                                     9,000         125
* Hutchinson Technology, Inc.                                                            8,000         125
  Apogee Enterprises, Inc.                                                               8,700         125
  EastGroup Properties, Inc. REIT                                                        4,900         125
* Insurance Auto Auctions, Inc.                                                          6,400         125
  A. Schulman Inc.                                                                       5,800         124
  Chemed Corp.                                                                           3,300         124
* Aeroflex, Inc.                                                                        17,830         124
  Chesapeake Corp. of Virginia                                                           4,700         124
* Crown Media Holdings, Inc.                                                            15,665         124
* HNC Software, Inc.                                                                     7,400         124
* DuPont Photomasks, Inc.                                                                3,800         123
  First Financial Corp.-Indiana                                                          2,400         123
* Pre-Paid Legal Services, Inc.                                                          6,200         123
  Southwest Bancorp, Inc.                                                                4,450         123
  Inter-Tel, Inc.                                                                        7,200         123
  U.S.B. Holding Co., Inc.                                                               6,045         123
* Right Management Consultants, Inc.                                                     4,675         123
  Standard Commercial Tobacco Co.                                                        5,663         123
* Medarex, Inc.                                                                         16,500         122
* ProBusiness Services, Inc.                                                             8,400         122
* SurModics, Inc.                                                                        4,700         122
* SCP Pool Corp.                                                                         4,400         122
* AirTran Holdings, Inc.                                                                22,700         121
* Denbury Resources, Inc.                                                               11,800         121
* Boston Beer Co., Inc. Class A                                                          7,600         121
  Independent Bank Corp. MA                                                              5,300         121
* SERENA Software, Inc.                                                                  8,850         121
* Clark/Bardes Inc.                                                                      5,300         121
* NCI Building Systems, Inc.                                                             6,800         121
* Magma Design Automation, Inc.                                                          7,200         121
  Westbanco Inc.                                                                         5,100         121
  United Fire & Casualty Co.                                                             3,200         121
* Durect Corp.                                                                          15,100         121
* Ventana Medical Systems, Inc.                                                          5,500         121
* Pacer International, Inc.                                                              7,000         121
* Plug Power, Inc.                                                                      15,200         120
  Blair Corp.                                                                            4,700         120
* RehabCare Group, Inc.                                                                  5,000         120
* Gardner Denver Inc.                                                                    5,996         120
  American States Water Co.                                                              4,550         120
  Innkeepers USA Trust REIT                                                             12,500         120
* American Medical Security Group, Inc.                                                  5,000         120
  World Fuel Services Corp.                                                              4,900         120
  Oriental Financial Group Inc.                                                          4,710         119
* Information Resources, Inc.                                                           12,706         119
* Tweeter Home Entertainment Group, Inc.                                                 7,300         119
  LTC Properties, Inc. REIT                                                             14,200         119
* SOURCECORP, Inc.                                                                       4,500         119
  RFS Hotel Investors, Inc. REIT                                                         8,800         119
* Encore Acquisition Co.                                                                 6,900         119
* Radio One, Inc. Class D                                                                8,000         119
* CorVel Corp.                                                                           3,550         119
* FileNET Corp.                                                                          8,200         119
* Ligand Pharmaceuticals Inc. Class B                                                    8,200         119
* WMS Industries, Inc.                                                                   9,700         119
* Enzo Biochem, Inc.                                                                     8,268         118
* FuelCell Energy, Inc.                                                                 11,500         118
  AAR Corp.                                                                             11,700         118
  RPC Inc.                                                                              10,000         118
* Penwest Pharmaceuticals Co.                                                            6,050         118
  Berry Petroleum Class A                                                                7,000         118
* Isis Pharmaceuticals, Inc.                                                            12,400         118
* Genta Inc.                                                                            14,200         118
  Pilgrim's Pride Corp.                                                                  8,400         118
  ChemFirst Inc.                                                                         4,100         117
* Cumulus Media Inc.                                                                     8,500         117
* The Sports Authority, Inc.                                                            10,300         117
  Angelica Corp.                                                                         6,800         117
  Dimon Inc.                                                                            16,900         117
  Spartan Motors, Inc.                                                                   7,700         117
  Schweitzer-Mauduit International, Inc.                                                 4,750         117
  Crawford & Co. Class B                                                                14,350         117
  Corporate Office Properties Trust, Inc. REIT                                           8,000         117
  Merchants Bancshares, Inc.                                                             4,100         117
  Tanger Factory Outlet Centers, Inc. REIT                                               3,989         116
* Shoe Carnival, Inc.                                                                    5,450         116
* Quality Systems, Inc.                                                                  6,900         116
* Strattec Security Corp.                                                                2,100         116

  28
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
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                                                                                                    MARKET
                                                                                                    VALUE*
                                                                                        SHARES       (000)
------------------------------------------------------------------------------------------------------------
  L. S. Starrett Co. Class A                                                             4,600      $  116
* Alliance Gaming Corp.                                                                  9,500         116
  NACCO Industries, Inc. Class A                                                         1,991         116
* Incyte Genomics, Inc.                                                                 15,900         116
* Informatica Corp.                                                                     16,300         116
* Cable Design Technologies Corp.                                                       10,750         116
  CTS Corp.                                                                              9,600         115
* United Natural Foods, Inc.                                                             5,900         115
* Startek, Inc.                                                                          4,300         115
  LSI Industries Inc.                                                                    6,246         115
* General Maritime Corp.                                                                11,700         115
* RailAmerica, Inc.                                                                     10,596         115
* GlobespanVirata, Inc.                                                                 29,610         115
* PETCO Animal Supplies, Inc.                                                            4,600         115
* Skechers U.S.A., Inc.                                                                  5,300         115
  Barnes Group, Inc.                                                                     5,000         115
* Drexler Technology Corp.                                                               5,300         114
  Strayer Education, Inc.                                                                1,800         114
* Advance Auto Parts, Inc.                                                               2,100         114
  Town & Country Trust REIT                                                              5,100         114
* Inhale Therapeutic Systems                                                            11,500         114
* InterCept, Inc.                                                                        5,500         114
  German American Bancorp                                                                6,160         114
* Quaker City Bancorp, Inc.                                                              2,750         114
  Patriot Bank Corp.                                                                     8,100         114
  Independent Bank Corp. (Michigan)                                                      3,600         114
* Embrex, Inc.                                                                           5,200         114
  Universal Health Realty Income REIT                                                    4,300         114
* Gartner, Inc. Class A                                                                 11,400         113
* Kroll Inc.                                                                             5,400         113
  Omega Financial Corp.                                                                  3,100         113
  Bassett Furniture Industries, Inc.                                                     5,800         113
  BSB Bancorp, Inc.                                                                      4,237         113
* Sykes Enterprises, Inc.                                                               14,700         113
* Martek Biosciences Corp.                                                               5,400         113
  Bryn Mawr Bank Corp.                                                                   2,800         113
* Macromedia, Inc.                                                                      12,700         113
* Consolidated Graphics, Inc.                                                            6,000         113
  Irwin Financial Corp.                                                                  5,600         113
* Coinstar, Inc.                                                                         4,600         112
* Kmart Corp.                                                                          109,100         112
* Impax Laboratories, Inc.                                                              15,000         112
  Horizon Financial Corp.                                                                7,630         112
* Veritas DGC Inc.                                                                       8,900         112
  Connecticut Water Services, Inc.                                                       3,675         112
* Gene Logic Inc.                                                                        8,000         112
* Cerus Corp.                                                                            3,300         112
* Vivus, Inc.                                                                           16,500         112
  Ryerson Tull, Inc.                                                                     9,591         112
* S&K Famous Brands Inc.                                                                 9,100         111
* Adolor Corp.                                                                           9,900         111
* HPL Technologies, Inc.                                                                 7,400         111
* PAREXEL International Corp.                                                            8,000         111
* Ocwen Financial Corp.                                                                 20,800         111
* Learning Tree International, Inc.                                                      6,000         111
  Equity Inns, Inc. REIT                                                                13,900         111
  Oneida Ltd.                                                                            5,800         111
* APAC Teleservices, Inc.                                                               18,800         111
* Zymogenetics, Inc.                                                                    12,575         111
* IDT Corp. CLass B                                                                      6,800         111
* Maxygen Inc.                                                                           9,244         111
  Peoples Holding Co.                                                                    2,700         111
* The Topps Co., Inc.                                                                   11,000         111
  First South Bancorp, Inc.                                                              3,050         111
  Middlesex Water Co.                                                                    4,200         110
* The Boyds Collection, Ltd.                                                            17,500         110
* Mothers Work, Inc.                                                                     2,800         110
* Alliance Data Systems Corp.                                                            4,300         110
  Advanced Marketing Services                                                            6,000         110
* DSP Group Inc.                                                                         5,600         110
  Fleetwood Enterprises, Inc.                                                           12,600         110
  Coachmen Industries, Inc.                                                              7,604         109
  AMCOL International Corp.                                                             16,900         109
* eResearch Technology, Inc.                                                             4,300         109
  Kramont Realty Trust REIT                                                              6,800         109
  Arch Chemicals, Inc.                                                                   4,450         109
  Sealed Air Corp. $2.00 Cvt. Pfd.                                                       2,660         109
* Forrester Research, Inc.                                                               5,600         109
  Capstead Mortgage Corp. REIT                                                           4,812         108
  Movado Group, Inc.                                                                     4,400         108
* Buckeye Technology, Inc.                                                              10,800         108
* Nuevo Energy Co.                                                                       6,800         107
  First Indiana Corp.                                                                    4,922         107
  Dover Downs Gaming & Entertainment, Inc.                                               8,470         107
* Bio-Technology General Corp.                                                          17,800         107
* IDX Systems Corp.                                                                      8,200         107
* Advanced Neuromodulation Systems, Inc.                                                 3,500         107
* Loral Space & Communications                                                         107,800         107
* Energy Conversion Devices, Inc.                                                        6,800         107
  Fidelity Bancorp, Inc.                                                                 4,950         107
* Checkpoint Systems, Inc.                                                               9,100         106
  The Stride Rite Corp.                                                                 13,300         106
* Parker Drilling Co.                                                                   32,500         106
  McGrath Rent Corp.                                                                     4,100         106
  W.P. Carey & Co. LLC                                                                   4,700         106
  Pioneer Standard Electronics Inc.                                                     10,200         106
* Alliance Semiconductor Corp.                                                          14,900         106
  Granite State Bankshares, Inc.                                                         3,300         106
* Nextel Partners, Inc.                                                                 35,080         106
* Silicon Image, Inc.                                                                   17,200         105
* Mesa Air Group Inc.                                                                   11,400         105
                                                                              29
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                                                                                                    MARKET
                                                                                                    VALUE*
BALANCED INDEX FUND                                                                     SHARES       (000)
------------------------------------------------------------------------------------------------------------
  Churchill Downs, Inc.                                                                  2,600      $  105
  Mid Atlantic Realty Trust REIT                                                         5,950         105
* ILEX Oncology, Inc.                                                                    7,400         104
  Washington Trust Bancorp, Inc.                                                         4,400         104
* UnitedGlobalCom Inc. Class A                                                          37,800         104
* AMC Entertainment, Inc.                                                                7,300         104
* Helen of Troy Corp.                                                                    8,900         104
* EMS Technologies, Inc.                                                                 5,000         103
  Crown American Realty Trust REIT                                                      11,000         103
* InVision Technologies, Inc.                                                            4,300         103
* Metro One Telecommunications, Inc.                                                     7,400         103
* Casella Waste Systems, Inc.                                                            8,600         103
  MTS Systems Corp.                                                                      8,220         103
* Echelon Corp.                                                                          8,000         103
* Swift Energy Co.                                                                       6,600         103
* URS Corp.                                                                              3,700         103
* Lexar Media, Inc.                                                                     24,060         103
* Cole National Corp. Class A                                                            5,400         103
  Donnelly Corp.                                                                         3,800         103
* Friendly Ice Cream Corp.                                                              13,400         103
  Wabash National Corp.                                                                 10,250         103
* Coldwater Creek Inc.                                                                   4,200         102
* Guess ?, Inc.                                                                         14,200         102
  Central Vermont Public Service Corp.                                                   5,800         102
* CompuCredit Corp.                                                                     14,500         102
* Amerco, Inc.                                                                           6,900         102
  Milacron Inc.                                                                          9,900         102
* Intermagnetics General Corp.                                                           5,032         102
  Fremont General Corp.                                                                 24,300         102
* USG Corp.                                                                             14,500         102
  Puerto Rican Cement Co., Inc.                                                          2,900         102
* Florida Banks, Inc.                                                                   12,300         101
* Vestcom International, Inc.                                                           17,400         101
* Multimedia Games Inc.                                                                  4,650         101
* Cadiz Inc.                                                                            11,900         101
* Spanish Broadcasting System, Inc.                                                     10,100         101
* MedCath Corp.                                                                          5,900         101
  CB Bancshares Inc./Hawaii                                                              2,662         101
  Heritage Financial Corp.                                                               6,300         101
* j2 Global Communications, Inc.                                                         6,125         101
* Antigenics, Inc.                                                                      10,212         101
* CV Therapeutics, Inc.                                                                  5,400         101
  First Financial Bankshares, Inc.                                                       2,400         100
* Century Business Services, Inc.                                                       30,800         100
* DVI, Inc.                                                                              5,200         100
* Wackenhut Corrections Corp.                                                            6,700         100
* webMethods, Inc.                                                                      10,129         100
* Oregon Steel Mills, Inc.                                                              16,700         100
* Tanox, Inc.                                                                            9,224         100
  Gold Banc Corp., Inc.                                                                  9,100         100
* Finisar Corp.                                                                         42,100         100
* Myriad Genetics, Inc.                                                                  4,900         100
  Summit Bancshares, Inc.                                                                4,100         100
* NPS Pharmaceuticals Inc.                                                               6,500         100
  West Coast Bancorp                                                                     5,800          99
  Calgon Carbon Corp.                                                                   11,800          99
* Therma-Wave Inc.                                                                       8,700          99
* Vignette Corp.                                                                        50,195          99
* Eon Labs, Inc.                                                                         5,500          99
* Ciber, Inc.                                                                           13,600          99
* International Specialty Products, Inc.                                                12,800          99
  Advanta Corp. Class A                                                                  9,063          98
* Capital Corp. of the West                                                              5,182          98
* Power-One, Inc.                                                                       15,800          98
* Encore Wire Corp.                                                                      6,900          98
  Centennial Bancorp                                                                    12,458          98
  Oxford Industries, Inc.                                                                3,500          98
  Thomas Nelson, Inc.                                                                    9,250          98
  Gorman-Rupp Co.                                                                        3,100          98
* United Therapeutics Corp.                                                              7,900          98
* Key Production Co., Inc.                                                               5,000          98
  Southern Peru Copper Corp.                                                             6,500          97
* Pericom Semiconductor Corp.                                                            8,400          97
* Documentum, Inc.                                                                       8,100          97
* Tekelec                                                                               12,100          97
* California Pizza Kitchen, Inc.                                                         3,900          97
* General Communication, Inc.                                                           14,500          97
* Intuitive Surgical, Inc.                                                              11,400          97
  Flushing Financial Corp.                                                               4,700          96
* Royal Appliance Manufacturing Co.                                                     15,114          96
* S1 Corp.                                                                              12,994          96
* Young Broadcasting Inc.                                                                5,400          96
* Forgent Networks, Inc.                                                                19,200          96
* Acclaim Entertainment Inc.                                                            27,191          96
* Computer Horizons Corp.                                                               19,800          96
* Pinnacle Entertainment, Inc.                                                           9,000          96
  Associated Estates Realty Corp. REIT                                                   9,000          95
* Inet Technologies, Inc.                                                               14,100          95
* VitalWorks Inc.                                                                       11,600          95
* Serologicals Corp.                                                                     5,200          95
* Navigant International, Inc.                                                           6,144          95
* Midway Games Inc.                                                                     11,174          95
* Lifeline Systems, Inc.                                                                 3,600          95
  TF Financial Corp.                                                                     4,100          95
* Local Financial Corp.                                                                  5,800          95
* ChipPAC, Inc.                                                                         15,300          95
* Steak n Shake Co.                                                                      6,100          95
* Radiant Systems, Inc.                                                                  7,250          94
* The Advisory Board Co.                                                                 2,600          94
  Newmil Bancorp, Inc.                                                                   4,700          94
30
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                                                                                                    MARKET
                                                                                                    VALUE*
                                                                                        SHARES       (000)
------------------------------------------------------------------------------------------------------------
* Cubist Pharmaceuticals, Inc.                                                          10,000       $  94
* ParkerVision, Inc.                                                                     4,900          94
* Theragenics Corp.                                                                     11,116          94
  First Bancorp North Carolina                                                           3,400          94
* MSCI, Inc.                                                                             8,300          93
* Mykrolis Corp.                                                                         7,897          93
  Pulaski Financial Corp.                                                                4,800          93
* Mail-Well, Inc.                                                                       17,900          93
* Proxim Corp. CL-A                                                                     31,012          93
  Novastar Financial, Inc. REIT                                                          2,600          93
  National Presto Industries, Inc.                                                       2,900          93
* Molecular Devices Corp.                                                                5,200          93
* Mastec Inc.                                                                           12,575          93
* Viacom Inc. Class A                                                                    2,080          92
  Correctional Properties Trust REIT                                                     4,200          92
* K2 Inc.                                                                                9,464          92
  Myers Industries, Inc.                                                                 5,403          92
* Kyphon Inc.                                                                            6,300          92
* Ultra Petroleum Corp.                                                                 12,100          92
* Playboy Enterprises, Inc. Class B                                                      7,200          92
* Microtune, Inc.                                                                       10,300          92
* Tularik, Inc.                                                                         10,000          92
* Inrange Technologies Corp.                                                            19,300          92
* Champion Enterprises, Inc.                                                            16,300          92
* Beasley Broadcast Group, Inc.                                                          6,200          91
* infoUSA Inc.                                                                          16,684          91
* Steven Madden, Ltd.                                                                    4,600          91
* Virage Logic Corp.                                                                     7,000          91
* Zoll Medical Corp.                                                                     2,800          91
* 4Kids Entertainment Inc.                                                               4,500          91
* Touch America Holdings, Inc.                                                          33,100          91
* SCM Microsystems, Inc.                                                                 6,800          91
* SpaceLabs Medical, Inc.                                                                6,400          91
  State Financial Services Corp. Class A                                                 6,200          91
* Petroleum Helicopters, Inc.                                                            3,100          91
  Quaker Chemical Corp.                                                                  3,700          91
* ANSYS, Inc.                                                                            4,500          90
  Holly Corp.                                                                            5,400          90
* Manugistics Group, Inc.                                                               14,800          90
* Conexant Systems, Inc.                                                                55,814          90
* 1-800-FLOWERS.COM, Inc.                                                                8,100          90
* Old Dominion Freight Line, Inc.                                                        6,000          90
  Massbank Corp.                                                                         2,550          90
* Aaon, Inc.                                                                             4,800          90
  Sandy Spring Bancorp, Inc.                                                             2,800          90
* MatrixOne, Inc.                                                                       14,978          90
* Material Sciences Corp.                                                                6,400          90
* Department 56 Inc.                                                                     5,505          90
* MEMC Electronic Materials, Inc.                                                       17,700          90
* Cepheid, Inc.                                                                         16,000          89
  SJW Corp.                                                                              1,100          89
* NASSDA Corp.                                                                           7,200          89
* Keynote Systems Inc.                                                                  12,100          89
  BCSB Bankcorp, Inc.                                                                    6,800          89
* OraSure Technologies, Inc.                                                            13,600          88
* Remec, Inc.                                                                           15,750          88
* Exelixis, Inc.                                                                        11,730          88
  Winston Hotels, Inc. REIT                                                              9,300          88
  Farmers Capital Bank Corp.                                                             2,500          88
* Wellsford Real Properties Inc.                                                         4,256          88
* Impath, Inc.                                                                           4,900          88
* Aerosonic Corp.                                                                        3,700          88
  Virco Manufacturing Corp.                                                              6,469          88
  Great Southern Bancorp, Inc.                                                           2,200          88
* United Capital Corp.                                                                   3,600          87
  Investors Real Estate Trust REIT                                                       8,200          87
* Sola International Inc.                                                                7,600          87
* US Physical Therapy, Inc.                                                              4,300          87
* Energy Partners, Ltd.                                                                  9,900          87
  United Mobile Homes, Inc. REIT                                                         6,700          87
* eFunds Corp.                                                                           9,161          87
* Neoforma, Inc.                                                                         6,670          87
  Alabama National BanCorporation                                                        2,000          87
* Scientific Games Corp.                                                                10,900          87
* Hanmi Financial Corp.                                                                  5,000          86
* Neurogen Corp.                                                                         7,380          86
* Gulf Island Fabrication, Inc.                                                          4,700          86
* Versicor, Inc.                                                                         6,400          86
* NS Group Inc.                                                                          9,300          86
* Administaff, Inc.                                                                      8,600          86
* NeoPharm, Inc.                                                                         6,830          86
  HMN Financial, Inc.                                                                    4,500          86
* Designs, Inc.                                                                         12,650          86
* Agile Software Corp.                                                                  11,750          85
* Trans World Entertainment Corp.                                                       14,650          85
* Wesco International, Inc.                                                             13,550          85
* Alloy, Inc.                                                                            5,900          85
* Isle of Capri Casinos, Inc.                                                            4,200          85
* Legato Systems, Inc.                                                                  23,577          85
* Petrocorp, Inc.                                                                        8,822          85
* NetRatings, Inc.                                                                       9,240          85
* Per-Se Technologies, Inc.                                                              9,184          84
* Northwest Pipe Co.                                                                     3,600          84
* Audiovox Corp.                                                                        10,600          84
* Charles River Associates Inc.                                                          4,200          84
* Syms Corp.                                                                            12,600          84
* Conceptus, Inc.                                                                        5,100          84
* Concord Communications, Inc.                                                           5,100          84
* Enesco Group, Inc.                                                                     9,600          84
* Sonus Networks, Inc.                                                                  41,500          84
* Lin TV Corp.                                                                           3,100          84
  NYMAGIC, Inc.                                                                          5,600          84
  Hunt Corp.                                                                             7,700          84
                                                                              31
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                                                                                                    MARKET
                                                                                                    VALUE*
BALANCED INDEX FUND                                                                     SHARES       (000)
------------------------------------------------------------------------------------------------------------
* TransMontaigne Inc.                                                                   13,800       $  83
* Insignia Financial Group, Inc.                                                         8,566          83
* Verity, Inc.                                                                           7,500          83
* Dendrite International, Inc.                                                           8,600          83
  UniFirst Corp.                                                                         3,300          83
* Wind River Systems Inc.                                                               16,552          83
* Chalone Wine Group Ltd.                                                                9,210          83
* The Neiman Marcus Group, Inc.Class B                                                   2,561          83
* Navigant Consulting, Inc.                                                             11,800          82
* Identix, Inc.                                                                         11,300          82
* Todd Shipyards Corp.                                                                   6,565          82
* Lydall, Inc.                                                                           5,400          82
  Alico, Inc.                                                                            2,800          82
* Bel Fuse, Inc. Class A                                                                 3,600          82
  CFS Bancorp, Inc.                                                                      5,300          82
* Rambus Inc.                                                                           20,000          82
  Sizeler Property Investors, Inc. REIT                                                  7,500          82
  Federal Agricultural Mortgage Corp. Class A                                            3,500          81
* Comstock Resources, Inc.                                                              10,700          81
* Aspect Communications Corp.                                                           25,400          81
* PICO Holdings, Inc.                                                                    4,902          81
* The TriZetto Group, Inc.                                                               9,500          81
  Mid-State Bancshares                                                                   4,200          81
* Volt Information Sciences Inc.                                                         3,300          81
* Nastech Pharmaceutical Co., Inc.                                                       4,900          81
  MutualFirst Financial Inc.                                                             4,213          80
* Alexion Pharmaceuticals, Inc.                                                          5,300          80
  Consolidated-Tomoka Land Co.                                                           4,000          80
* Aspen Technologies, Inc.                                                               9,600          80
  Green Mountain Power Corp.                                                             4,400          80
* NYFIX, Inc.                                                                            9,400          80
* Midas Inc.                                                                             6,383          80
* Rudolph Technologies, Inc.                                                             3,200          80
* First Consulting Group, Inc.                                                           9,255          80
  BNP Residential Properties, Inc. REIT                                                  6,300          79
* Eclipsys Corp.                                                                        12,100          79
* Universal Electronics, Inc.                                                            5,300          79
* Somera Communications, Inc.                                                           11,100          79
  Second Bancorp, Inc.                                                                   2,900          79
  Alamo Group, Inc.                                                                      5,100          79
  FNB Financial Services Corp.                                                           4,600          79
  American National Financial, Inc.                                                      5,100          79
* Cyberonics, Inc.                                                                       6,000          79
  Sauer-Danfoss, Inc.                                                                    6,900          78
* NaPro BioTherapeutics, Inc.                                                           11,900          78
* Kensey Nash Corp.                                                                      4,800          78
* FSI International, Inc.                                                               10,400          78
* The Penn Traffic Co.                                                                   7,762          78
* American Physicians Capital, Inc.                                                      4,200          78
* UTStarcom, Inc.                                                                        3,840          77
* Omnova Solutions Inc.                                                                  9,200          77
* CIMA Labs Inc.                                                                         3,200          77
* PriceSmart, Inc.                                                                       2,000          77
* CardioDynamics International Corp.                                                    20,700          77
* Instinet Group Inc.                                                                   11,800          77
  Marine Products Corp.                                                                  6,800          77
* 1-800 CONTACTS, Inc.                                                                   5,700          77
* Edgewater Technology, Inc.                                                            18,801          77
* World Acceptance Corp.                                                                 9,100          76
* Magnatek, Inc.                                                                         7,700          76
* Factory 2-U Stores Inc.                                                                5,500          76
  North Valley Bancorp                                                                   4,700          76
* SITEL Corp.                                                                           24,400          76
* Kadant Inc.                                                                            4,610          76
* FalconStor Software, Inc.                                                             17,940          76
  Tremont Corp.                                                                          2,542          76
* MRO Software Inc.                                                                      6,650          76
* Closure Medical Corp.                                                                  5,400          76
* Centennial Communications Corp. Class A                                               30,900          75
* Comfort Systems USA, Inc.                                                             15,400          75
* Perry Ellis International Corp.                                                        4,950          75
  First Essex Bancorp, Inc.                                                              2,200          75
* Diversa Corp.                                                                          7,561          75
  First Merchants Corp.                                                                  2,500          75
* Capital Trust Class A                                                                 14,400          75
  X-Rite Inc.                                                                            8,700          75
* Group 1 Software, Inc.                                                                 5,400          75
* SuperGen, Inc.                                                                        10,300          75
* Riverstone Networks, Inc.                                                             23,809          75
* Titanium Metals Corp.                                                                 18,800          74
* Dave & Busters, Inc.                                                                   6,077          74
  CIRCOR International, Inc.                                                             4,300          74
  Bandag, Inc.                                                                           2,600          74
* First Republic Bank                                                                    2,700          74
  Standard Motor Products, Inc.                                                          4,400          74
* Hexcel Corp.                                                                          16,900          74
* Regent Communications, Inc.                                                           10,400          73
* Todhunter International, Inc.                                                          6,700          73
* ON Semiconductor Corp.                                                                35,603          73
* Oak Technology, Inc.                                                                  16,100          73
* Signal Technology Corp.                                                                7,747          73
* Stanley Furniture Co., Inc.                                                            2,700          72
  Covest Bankshares, Inc.                                                                3,200          72
  Banner Corp.                                                                           2,900          72
  Schnitzer Steel Industries, Inc. Class A                                               3,200          71
* Quovadx, Inc.                                                                         11,362          71
  Gentiva Health Services, Inc.                                                          7,931          71

32
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                                                                                                    MARKET
                                                                                                    VALUE*
                                                                                        SHARES       (000)
------------------------------------------------------------------------------------------------------------
* SpeedFam-IPEC, Inc.                                                                   13,602      $   71
* Arris Group Inc.                                                                      16,200          71
  Atlantic Tele-Network, Inc.                                                            4,680          71
* Verisity Ltd.                                                                          4,100          71
* Pharmacopeia, Inc.                                                                     8,300          71
* United Online, Inc.                                                                    5,876          71
* Curative Health Services Inc.                                                          4,200          70
* Pozen Inc.                                                                            13,600          70
* Acmat Corp. Class A                                                                    7,000          70
* Manufacturers' Services Ltd.                                                          14,800          70
  CPI Corp.                                                                              3,700          70
* Revlon, Inc. Class A                                                                  14,200          70
  LSB Corp.                                                                              5,100          70
* Horizon Offshore, Inc.                                                                 8,300          70
* National Dentex Corp.                                                                  2,900          70
* Garden Fresh Restaurant Corp.                                                          5,900          70
* Enterasys Networks, Inc.                                                              39,210          70
* Gartner, Inc. Class B                                                                  7,400          70
* American Power Technology, Inc.                                                        4,800          70
  Atlanta Sosnoff Capital                                                                6,400          69
* Asbury Automotive Group, Inc.                                                          5,100          69
* SonoSite, Inc.                                                                         4,800          69
  Wainwright Bank & Trust Co.                                                            7,381          69
* Traffix, Inc.                                                                         14,100          69
* Transcontinental Realty Investors, Inc. REIT                                           3,485          69
* Micromuse Inc.                                                                        15,500          69
* Pixelworks, Inc.                                                                       8,200          69
* Nashua Corp.                                                                           9,686          69
  Bridge View Bancorp                                                                    3,675          69
  Century Bancorp, Inc. Class A                                                          2,500          68
* Marvel Enterprises Inc.                                                               12,700          68
* Aksys, Ltd.                                                                            9,900          68
* SonicWALL, Inc.                                                                       13,600          68
* Giant Industries, Inc.                                                                 8,500          68
* World Wrestling Entertainment, Inc.                                                    4,800          68
* Integrated Silicon Solution, Inc.                                                      7,600          68
  Dover Motorsports, Inc.                                                               12,100          68
  Paul Mueller Co.                                                                       2,100          68
* Jos. A. Bank Clothiers, Inc.                                                           3,800          68
* Phoenix Technologies Ltd.                                                              6,770          68
  Vesta Insurance Group, Inc.                                                           15,800          68
  Hopfed Bancorp, Inc.                                                                   5,400          68
* Artesyn Technologies, Inc.                                                            10,400          67
* BioMarin Pharmaceutical Inc.                                                          12,900          67
  Leeds Federal Bankshares Inc.                                                          2,100          67
* Bruker Daltonics, Inc.                                                                16,980          67
* Electroglas, Inc.                                                                      6,700          67
* Acacia Research Corp.                                                                  9,410          67
* Possis Medical Inc.                                                                    5,400          67
* Buca, Inc.                                                                             3,500          67
* Layne Christensen Co.                                                                  7,200          67
* PracticeWorks Inc.                                                                     3,700          67
* F5 Networks, Inc.                                                                      6,800          67
* Luminex Corp.                                                                          8,848          66
  Ameriserv Financial Inc.                                                              14,500          66
* ValueClick, Inc.                                                                      20,491          66
* Lifecore Biomedical Inc.                                                               5,800          66
* Prima Energy Corp.                                                                     2,900          66
  Florida East Coast Industries, Inc. Class B                                            2,772          66
* Heidrick & Struggles International, Inc.                                               3,300          66
* E.Piphany Inc.                                                                        14,850          65
* Progenics Pharmaceuticals, Inc.                                                        5,300          65
  HF Financial Corp.                                                                     5,200          65
* Centillium Communications, Inc.                                                        7,420          65
* Esperion Therapeutics, Inc.                                                           11,900          65
* ArthroCare Corp.                                                                       5,000          64
* CryoLife Inc.                                                                          4,000          64
  National Golf Properties, Inc. REIT                                                    7,500          64
* Hoenig Group, Inc.                                                                     6,100          64
* Triton PCS, Inc.                                                                      16,400          64
* DJ Orthopedics Inc.                                                                    7,800          64
* Anaren Microwave, Inc.                                                                 7,400          64
* Raindance Communications, Inc.                                                        11,100          64
* Stamps.Com Inc.                                                                       14,400          64
* PRIMEDIA Inc.                                                                         52,254          64
* Ixia                                                                                  10,950          64
* ABIOMED, Inc.                                                                          7,500          64
  Titan International, Inc.                                                             15,700          64
* Blount International, Inc.                                                            15,137          64
* Ace Cash Express, Inc.                                                                 6,350          63
* Interpore International                                                                6,600          63
* Mobile Mini, Inc.                                                                      3,700          63
* Intertrust Technologies Corp.                                                         21,000          63
* MemberWorks, Inc.                                                                      3,400          63
* Luby's, Inc.                                                                           9,900          63
  Cadmus Communications                                                                  5,600          63
  Team Financial, Inc.                                                                   6,000          63
* Danielson Holdings Corp.                                                              12,320          63
* Interwoven, Inc.                                                                      20,500          63
* Transmeta Corp.                                                                       26,542          62
* Nu Horizons Electronics Corp.                                                          7,522          62
* Universal Display Corp.                                                                7,500          62
* eSPEED, Inc.                                                                           5,700          62
* Ulticom, Inc.                                                                          9,168          62
  WSFS Financial Corp.                                                                   2,400          62
  General Cable Corp.                                                                    9,850          62
* dELiA*s Corp. Class A                                                                 12,153          62
  Prosperity Bancshares, Inc.                                                            3,400          62
* Korn/Ferry International                                                               6,800          62
* Concurrent Computer Corp.                                                             13,300          62
* SeeBeyond Technology Corp.                                                            19,900          62

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                                                                                                    MARKET
                                                                                                    VALUE*
BALANCED INDEX FUND                                                                     SHARES       (000)
------------------------------------------------------------------------------------------------------------
* QCF Bancorp, Inc.                                                                      2,200       $  62
  Curtiss-Wright Corp. Class B                                                             811          62
* Mapics Inc.                                                                           11,000          61
* Medical Action Industries Inc.                                                         4,800          61
* Inverness Medical Innovations, Inc.                                                    3,040          61
  Community Bank System, Inc.                                                            1,900          61
* Ceres Group, Inc.                                                                     15,700          61
* Mortons Restaurant Group                                                               4,056          61
  A.M. Castle & Co.                                                                      4,900          61
* Corixa Corp.                                                                           8,900          61
* Liberate Technologies, Inc.                                                           23,100          61
  Superior Uniform Group, Inc.                                                           5,900          61
* Midwest Express Holdings, Inc.                                                         4,600          61
* XOMA Ltd.                                                                             15,200          61
* The Good Guys, Inc.                                                                   17,100          60
* ZixIt Corp.                                                                           11,000          60
* Impco Technologies Inc.                                                                4,600          60
* Saxon Capital Inc.                                                                     3,700          60
* Total Entertainment Restaurant Corp.                                                   3,700          60
  Timberline Software Corp.                                                             11,058          60
* Consumer Portfolio Services, Inc.                                                     22,700          60
* Ventiv Health, Inc.                                                                   21,306          60
* Netegrity, Inc.                                                                        9,750          60
* Tenneco Automotive, Inc.                                                               9,560          60
* Worldwide Restaurant Concepts Inc.                                                    20,400          60
  Maine Public Service Co.                                                               2,000          60
* Paypal Inc.                                                                            2,950          60
  American Land Lease, Inc. REIT                                                         3,900          59
* Daisytek International Corp.                                                           3,500          59
* Witness Systems, Inc.                                                                  8,000          59
* Expedia Inc. Warrants                                                                  2,034          59
* Wink Communications, Inc.                                                             20,400          59
* Turnstone Systems, Inc.                                                               13,600          59
  HEICO Corp.                                                                            4,200          59
* Cross Media Marketing Corp.                                                            6,264          59
  Cash America International Inc.                                                        6,400          59
* Norstan, Inc.                                                                         14,700          59
* EMCORE Corp.                                                                           9,800          59
* Vicor Corp.                                                                            8,400          59
* Computer Task Group, Inc.                                                             11,800          59
* Redback Networks Inc.                                                                 32,700          59
* Actuate Software Corp.                                                                13,000          59
* Benihana Inc. Class A                                                                  3,100          58
* Gadzooks, Inc.                                                                         4,600          58
* WorldCom Inc.-WorldCom Group                                                         641,361          58
* TriPath Imaging, Inc.                                                                 13,200          58
* Sirius Satellite Radio, Inc.                                                          15,300          58
* Stratus Properties Inc.                                                                6,100          57
  Allen Organ Co.                                                                        1,400          57
* Sonic Innovations, Inc.                                                                8,100          57
* Arena Pharmaceuticals, Inc.                                                            6,808          57
* Kendle International Inc.                                                              4,200          57
* Hartmarx Corp.                                                                        22,800          57
* Digital River, Inc.                                                                    6,200          57
  Oil-Dri Corp. of America                                                               6,800          57
  Talx Corp.                                                                             3,000          57
* La Jolla Pharmaceutical Co.                                                            9,100          57
* American Pharmaceuticals Partners, Inc.                                                4,600          57
  Greater Delaware Valley Savings Bank                                                   2,175          57
* Lexicon Genetics Inc.                                                                 11,600          57
* Strategic Distribution, Inc.                                                           4,020          57
* US Airways Group, Inc.                                                                15,305          57
* SPSS, Inc.                                                                             3,644          57
* ePresence, Inc.                                                                       15,100          57
* Carreker Corp.                                                                         5,000          57
* The Meridian Resource Corp.                                                           15,200          57
* Verint Systems Inc.                                                                    5,000          56
* Safeguard Scientifics, Inc.                                                           28,218          56
* Zebra Technologies Corp. Class B                                                       1,170          56
* RadiSys Corp.                                                                          4,850          56
* Immunomedics Inc.                                                                     10,800          56
  Meridian Bioscience Inc.                                                               8,100          56
* Rochester Medical Corp.                                                                9,300          56
* Merix Corp.                                                                            6,500          56
  Urstadt Biddle Properties Class A REIT                                                 5,100          56
* Avigen, Inc.                                                                           5,900          56
* Acceptance Insurance Cos. Inc.                                                        13,500          55
* CuraGen Corp.                                                                         10,000          55
  American Home Mortgage Holdings, Inc.                                                  4,400          55
* Specialty Laboratories, Inc.                                                           6,600          55
* C-COR Electronics, Inc.                                                                7,800          55
* Numerex Corp.                                                                          6,100          55
* MRV Communications Inc.                                                               35,488          54
* Liquidmetal Technologies                                                               4,600          54
  Ampco-Pittsburgh Corp.                                                                 4,500          54
* Torch Offshore, Inc.                                                                   7,500          54
  Coastal Bancorp, Inc.                                                                  1,700          54
* PLATO Learning, Inc.                                                                   5,466          54
* Medical Staffing Network Holdings, Inc.                                                2,200          54
* GSI Commerce, Inc.                                                                     7,227          54
* The Exploration Co. of Delaware                                                        8,000          54
* Provident Financial Holdings, Inc.                                                     1,600          54
* Avid Technology, Inc.                                                                  5,800          54
* America's Car-Mart, Inc.                                                               3,900          54
* MSC.Software Corp.                                                                     6,000          54
  Koss Corp.                                                                             3,200          54
* Synagro Technologies Inc.                                                             16,700          53

  34
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                                                                                                    MARKET
                                                                                                    VALUE*
                                                                                        SHARES       (000)
------------------------------------------------------------------------------------------------------------
  Three Rivers Bancorp, Inc.                                                             3,000      $   53
  Prime Group Realty Trust REIT                                                          8,200          53
* CNET Networks, Inc.                                                                   26,731          53
* iGATE Corp.                                                                           11,500          53
* Viewpoint Corp.                                                                       10,997          53
* Digene Corp.                                                                           4,500          53
* International Shipholding Corp.                                                        8,075          53
* McMoRan Exploration Co.                                                               12,297          53
* Covansys Corp.                                                                         9,400          53
* EEX Corp.                                                                             26,348          53
* Rainbow Technologies, Inc.                                                            10,700          53
  Intermet Corp.                                                                         4,900          53
* ITXC Corp.                                                                            10,100          53
* Handspring, Inc.                                                                      30,200          53
* Banc Corp.                                                                             6,100          53
  Community Banks, Inc.                                                                  1,785          53
* Main Street & Main, Inc.                                                               8,300          52
* RSA Security Inc.                                                                     10,850          52
* Canaan Energy Corp.                                                                    2,900          52
* EPIQ Systems, Inc.                                                                     3,050          52
* Presstek, Inc.                                                                        12,931          52
  Main Street Banks, Inc.                                                                2,500          52
* NMT Medial, Inc.                                                                       8,100          52
  HEICO Corp. Class A                                                                    4,609          52
* MGI Pharma, Inc.                                                                       7,300          52
* Columbia Banking System, Inc.                                                          3,990          52
* Wyndham International, Inc. Class A                                                   44,326          51
* QRS Corp.                                                                              6,600          51
* Three-Five Systems, Inc.                                                               4,500          51
* IXYS Corp.                                                                             9,513          51
* Huttig Building Products, Inc.                                                         9,522          51
* Zomax Inc.                                                                            13,100          51
* Hall, Kinion & Associates, Inc.                                                        6,800          51
  Unizan Financial Corp.                                                                 2,385          51
* SureBeam Corp.                                                                         9,300          51
* Cell Therapeutics, Inc.                                                                9,300          51
* Regeneration Technologies, Inc.                                                        8,400          51
* Innotrac Corp.                                                                        10,500          51
* Mobius Management Systems, Inc.                                                       15,600          51
  Sanders Morris Harris Group Inc.                                                       7,800          51
* Autobytel Inc.                                                                        16,610          51
* ImmunoGen, Inc.                                                                       18,800          51
* Lipid Sciences, Inc.                                                                  10,877          51
* Global Power Equipment Group Inc.                                                      5,100          50
* Value City Department Stores, Inc.                                                    18,000          50
* Consolidated Freightways Corp.                                                        15,400          50
* Cavalier Homes, Inc.                                                                  13,240          50
  Tecumseh Products Co. Class B                                                          1,000          50
* SRI/Surgical Express, Inc.                                                             4,000          50
* Storage Computer Corp.                                                                12,500          50
  Fedders Corp.                                                                         18,590          50
* PDI, Inc.                                                                              3,200          50
  Resource America, Inc.                                                                 4,700          50
* ANADIGICS, Inc.                                                                        6,000          49
* Candie's, Inc.                                                                        12,200          49
* OPNET Technologies, Inc.                                                               5,500          49
* Lightbridge, Inc.                                                                      6,000          49
  Oak Hill Financial, Inc.                                                               2,400          49
  Gulf West Banks, Inc.                                                                  3,322          49
* Health Management Systems, Inc.                                                       15,553          49
* Multex.com Inc.                                                                       12,000          49
* Western Wireless Corp. Class A                                                        15,100          49
* Gerber Scientific, Inc.                                                               13,900          49
* Telik, Inc.                                                                            3,900          49
* Allied Holdings, Inc.                                                                  9,300          49
* Clayton Williams Energy, Inc.                                                          4,200          49
* Park-Ohio Holdings Corp.                                                              10,800          49
  Lillian Vernon Corp.                                                                   6,800          48
  Codorus Valley Bancorp, Inc.                                                           3,038          48
* Secure Computing Corp.                                                                 6,400          48
* SeaChange International, Inc.                                                          5,500          48
* Digitas Inc.                                                                          10,556          48
* Corvis Corp.                                                                          73,676          48
  First Union Real Estate REIT                                                          21,080          48
* Air Methods Corp.                                                                      5,300          48
  Reckson Associates Realty Corp. Class B REIT                                           1,840          48
* American Residential Investment Trust, Inc. REIT                                      11,000          48
* First Mariner Bancorp, Inc.                                                            4,300          48
* Paradyne Networks, Inc.                                                               12,200          48
* CCC Information Services Group                                                         3,400          48
* Mesaba Holdings, Inc.                                                                  8,100          48
* Applied Innovation Inc.                                                               11,100          47
* America West Holdings Corp. Class B                                                   17,200          47
* Earthshell Corp.                                                                      40,900          47
* Price Legacy Corp. REIT                                                               12,200          47
* Checkers Drive-In Restaurants, Inc.                                                    3,950          47
* U.S. Industries, Inc.                                                                 13,590          47
* Labor Ready, Inc.                                                                      8,000          47
  Comm Bancorp, Inc.                                                                     1,300          47
* Seven Seas Petroleum Inc.                                                             20,600          47
  Tech/Ops Sevcon, Inc.                                                                  5,700          47
* M&F Worldwide Corp.                                                                   12,300          47
* Diametrics Medical, Inc.                                                              12,700          47
* SoundView Technology Group, Inc.                                                      27,400          47
  Investors Title Co.                                                                    2,400          47
* SilverStream Software, Inc.                                                            5,200          46
  Met-Pro Corp.                                                                          3,200          46
* Neogen Corp.                                                                           3,400          46
* United PanAm Financial Corp.                                                           5,800          46

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                                                                                                    MARKET
                                                                                                    VALUE*
BALANCED INDEX FUND                                                                     SHARES       (000)
------------------------------------------------------------------------------------------------------------
* Symmetricom Inc.                                                                      12,650      $   46
* Infinity, Inc.                                                                         5,400          46
* Dynamics Research Corp.                                                                1,900          46
* PC Connection, Inc.                                                                   11,200          46
* Nabi Biopharmaceuticals                                                                8,500          46
* U.S. Laboratories Inc.                                                                 3,500          46
* Ribapharm Inc.                                                                         5,000          45
* Terra Industries, Inc.                                                                21,400          45
* Novoste Corp.                                                                          9,800          45
* V.I. Technologies, Inc.                                                               12,400          45
* Ag Services of America, Inc.                                                           3,700          45
* Curon Medical Inc.                                                                    13,000          45
  Ziegler Cos., Inc.                                                                     3,000          45
* Strategic Diagnostics Inc.                                                            10,200          45
* Ampal-American Israel Corp.                                                           12,400          45
  Keithley Instruments Inc.                                                              3,100          45
* Matria Healthcare, Inc.                                                                5,425          45
* New Focus, Inc.                                                                       15,000          45
  Commonwealth Bancorp                                                                   1,500          45
* Aurora Foods Inc.                                                                     27,600          44
* Griffin Land & Nurseries, Inc.                                                         3,200          44
* Daily Journal Corp.                                                                    1,700          44
* Systemax Inc.                                                                         18,400          44
* Datastream Systems, Inc.                                                               6,200          44
* Cone Mills Corp.                                                                      16,400          44
* Allegiance Telecom, Inc.                                                              24,000          44
* ViaSat, Inc.                                                                           5,200          44
* Harmonic, Inc.                                                                        11,922          44
* Biopure Corp.                                                                          5,700          44
* Answerthink Consulting Group, Inc.                                                    11,500          44
* DutchFork Bancshares, Inc.                                                             1,800          43
* Lakes Entertainment, Inc.                                                              6,362          43
* Carriage Services, Inc.                                                               10,000          43
* Bone Care International, Inc.                                                          8,200          43
* RCN Corp.                                                                             31,300          43
* Applied Molecular Evolution                                                            7,400          43
* Capital Pacific Holdings, Inc.                                                        10,300          43
* MIPS Technologies, Inc.                                                                6,900          43
* Westpoint Stevens, Inc.                                                               11,000          43
  Howell Corp.                                                                           3,200          43
* Team, Inc.                                                                             4,700          43
* Medialink Worldwide, Inc.                                                             11,300          42
* Xanser Corp.                                                                          23,184          42
* Catalytica Energy Systems, Inc.                                                       13,326          42
* Candela Corp.                                                                          7,650          42
* Capstone Turbine Corp.                                                                25,276          42
* Concerto Software Inc.                                                                 6,650          42
* Trover Solutions, Inc.                                                                 7,100          42
  First Midwest Financial, Inc.                                                          3,000          42
* Fairchild Corp.                                                                       13,241          42
* TurboChef, Inc.                                                                       15,600          42
* Lazare Kaplan International, Inc.                                                      5,800          41
* Spectranetics Corp.                                                                   20,500          41
* Workflow Management, Inc.                                                             12,109          41
* Integrated Electrical Services, Inc.                                                   6,600          41
* Bioject Medical Technologies Inc.                                                     11,300          41
  Medallion Financial Corp.                                                              7,800          41
* Owens Corning                                                                         34,600          41
* Zoltek Cos., Inc.                                                                     15,300          41
* Troy Group, Inc.                                                                      12,100          41
* Tollgrade Communications, Inc.                                                         2,800          41
  Greater Community Bancorp                                                              2,567          41
* Katy Industries, Inc.                                                                  8,200          41
* SciClone Pharmaceuticals, Inc.                                                        20,500          41
* Click Commerce, Inc.                                                                  36,600          41
* JNI Corp.                                                                             11,700          41
* Illumina, Inc.                                                                         6,080          41
  ISCO, Inc.                                                                             4,400          41
* Technology Solutions Co.                                                              31,750          41
  California Independent Bancorp                                                         2,072          41
* Lancer Corp.                                                                           6,702          41
* Coeur D'Alene Mines Corp.                                                             23,900          41
* LodgeNet Entertainment Corp.                                                           2,800          40
* Rentrak Corp.                                                                          7,900          40
* Unity Bancorp, Inc.                                                                    6,100          40
* Rainbow Rentals, Inc.                                                                  6,100          40
* PC-Tel, Inc.                                                                           5,900          40
* Avanex Corp.                                                                          20,584          40
* Caliper Technologies Corp.                                                             4,780          40
* ACTV, Inc.                                                                            34,700          40
* Aphton Corp.                                                                           5,300          40
* SVB Financial Services                                                                 3,300          39
* Net2Phone, Inc.                                                                        9,200          39
* PRAECIS Pharmaceuticals Inc.                                                          11,274          39
* Telular Corp.                                                                         12,375          39
* ONYX Software Corp.                                                                   11,600          39
* Sipex Corp.                                                                            8,000          39
* DOV Pharmaceutical, Inc.                                                               9,500          39
  Energy West Inc.                                                                       4,000          39
* Paragon Technologies, Inc.                                                             4,800          39
* AP Pharma Inc.                                                                        18,500          39
* OneSource Information Services, Inc.                                                   5,800          39
  Midwest Banc Holdings, Inc.                                                            1,300          39
* TTM Technologies, Inc.                                                                 7,400          39
* Allied Healthcare International Inc.                                                   6,774          39
* Global Payment Tech Inc.                                                               6,500          39
* Allscripts Healthcare Solutions, Inc.                                                 10,300          39
* Planar Systems, Inc.                                                                   2,000          39
* Taser International Inc.                                                               3,200          38
* Applied Imaging Corp.                                                                 13,000          38
* EZCORP, Inc.                                                                          10,800          38
* Konover Property Trust, Inc. REIT                                                     18,900          38
* Valence Technology Inc.                                                               27,600          38

36
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
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                                                                                                    MARKET
                                                                                                    VALUE*
                                                                                        SHARES       (000)
------------------------------------------------------------------------------------------------------------
* BayCorp Holdings, Ltd.                                                                 3,200       $  38
* McAfee.com Corp.                                                                       2,600          38
* Oakwood Homes Corp.                                                                    7,620          38
* Toymax International, Inc.                                                             8,700          38
* Five Star Quality Care, Inc.                                                           6,786          38
* Martha Stewart Living Omnimedia, Inc.                                                  3,300          38
* Metrologic Instruments, Inc.                                                           5,800          38
* Alamosa Holdings, Inc.                                                                26,652          38
* Amcast Industrial Corp.                                                                8,204          38
* Novavax, Inc.                                                                          8,810          38
* Indevus Pharmaceuticals, Inc.                                                         31,900          37
* Racing Champions ERTL Corp.                                                            2,000          37
* Partners Trust Financial Group, Inc.                                                   2,300          37
* Penton Media, Inc. Class A                                                            17,100          37
* GP Strategies Corp.                                                                    7,900          37
  Peapack Gladstone Financial Corp.                                                        600          37
* Rubio's Restaurants, Inc.                                                              4,100          37
* Microsemi Corp.                                                                        5,500          36
  CoBiz Inc.                                                                             2,100          36
* LCA-Vision, Inc.                                                                      34,400          36
* Embarcadero Technologies, Inc.                                                         5,800          36
  First Federal Bancshares of Arkansas, Inc.                                             1,400          36
* Wireless Facilities, Inc.                                                              7,300          36
* U.S. Energy Corp.                                                                     13,900          36
* eCollege.com Inc.                                                                     10,500          36
* KCS Energy, Inc.                                                                      20,400          36
* Superior Consultant Holdings Corp.                                                     6,200          36
* Micro Linear Corp.                                                                     9,500          36
* Sanchez Computer Associates, Inc.                                                      7,962          36
* Texas Biotechnology Corp.                                                              9,100          35
* Trump Hotels & Casino Resorts, Inc.                                                   16,400          35
* QuickLogic Corp.                                                                       9,700          35
* Alcide Corp.                                                                           1,900          35
  Jacksonville Bancorp, Inc.                                                             1,400          35
* Syntroleum Corp.                                                                      12,200          35
* AXT, Inc.                                                                              4,400          35
* Glenayre Technologies, Inc.                                                           27,900          35
* Xicor, Inc.                                                                            8,600          35
* Armstrong Holdings, Inc.                                                              19,400          35
* Mattson Technology, Inc.                                                               7,500          35
  Gray Communications Systems, Inc. Class B                                              2,600          35
* CenterSpan Communications Corp.                                                        7,500          35
* Omega Worldwide, Inc.                                                                 16,295          34
* Numerical Technologies, Inc.                                                           8,582          34
* Wiser Oil Co.                                                                          9,700          34
* Microvision, Inc.                                                                      6,500          34
* The Smith & Wollensky Restaurant Group, Inc.                                           6,000          34
* QAD Inc.                                                                              11,900          34
* I-STAT Corp.                                                                           9,500          34
* Zygo Corp.                                                                             4,200          34
* DMC Stratex Networks, Inc.                                                            16,800          34
* Entrust, Inc.                                                                         12,400          34
* Parallel Petroleum Corp.                                                              12,700          34
* Harvard Bioscience, Inc.                                                               6,000          34
* Royale Energy, Inc.                                                                    5,645          34
* California Amplifier, Inc.                                                             7,000          33
* Webco Industries, Inc.                                                                 8,300          33
* COMARCO, Inc.                                                                          4,200          33
* LMI Aerospace, Inc.                                                                    7,800          33
  Chester Valley Bancorp                                                                 2,100          33
* Selectica, Inc.                                                                        8,300          33
  Pennrock Financial Services Corp.                                                      1,000          33
  National Service Ind., Inc.                                                            3,503          33
* ePlus Inc.                                                                             4,700          33
* MetaSolv, Inc.                                                                         8,300          33
* MIPS Technologies, Inc. Class B                                                        5,846          33
  Inveresk Research Group Inc.                                                           2,500          33
* W.R. Grace & Co.                                                                      11,700          32
* CMGI Inc.                                                                             66,697          32
* Capital Title Group, Inc.                                                             12,300          32
* Track Data Corp.                                                                      26,600          32
* ScreamingMedia Inc.                                                                   20,300          32
* WatchGuard Technologies, Inc.                                                          6,200          32
* Alliance Pharmaceutical Corp.                                                         20,540          32
* DiamondCluster International, Inc.                                                     5,271          32
* Conrad Industries, Inc.                                                                8,400          32
  Synalloy Corp.                                                                        10,400          31
  Stifel Financial Corp.                                                                 2,500          31
* Rocky Mountain Chocolate Factory, Inc.                                                 2,957          31
* Criimi Mae, Inc. REIT                                                                  4,220          31
* Online Resources Corp.                                                                 9,700          31
* Allen Telecom Inc.                                                                     7,300          31
* Maxim Pharmaceuticals, Inc.                                                            9,600          31
* Willis Lease Finance Corp.                                                             6,400          31
* Maxxam Inc.                                                                            2,800          31
* Nuance Communications Inc.                                                             7,400          31
* Advanced Switching Communications, Inc.                                               27,000          31
* Big Dog Holdings, Inc.                                                                 9,200          31
* Chordiant Software, Inc.                                                              15,700          31
* Spherix Inc.                                                                           5,100          31
* Greka Energy Corp.                                                                     5,320          31
* Sangamo BioSciences, Inc.                                                              5,200          31
* Mossimo, Inc.                                                                          3,400          31
* Rock of Ages Corp.                                                                     4,300          30
* Republic First Bancorp, Inc.                                                           4,800          30
* Nanogen, Inc.                                                                          8,700          30
* InKine Pharmaceutical Co., Inc.                                                       35,800          30
* hi/fn, inc                                                                             5,067          30

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                                                                                                    MARKET
                                                                                                    VALUE*
BALANCED INDEX FUND                                                                     SHARES       (000)
------------------------------------------------------------------------------------------------------------
* DigitalThink, Inc.                                                                    21,700       $  30
* Switchboard Inc.                                                                       8,964          30
* Hewitt Associates, Inc.                                                                1,300          30
* Correctional Services Corp.                                                           12,597          30
* Roxio, Inc.                                                                            4,196          30
* 3 Dimensional Pharmaceuticals                                                          6,776          30
* Vical, Inc.                                                                            5,700          30
  Collins Industries, Inc.                                                               6,600          30
* Hector Communications Corp.                                                            2,500          30
* Atlas Air Worldwide Holdings, Inc.                                                     8,100          30
* ARTISTdirect, Inc.                                                                     3,141          30
* SignalSoft Corp.                                                                      13,244          30
* Sequenom, Inc.                                                                         8,420          30
* Integrated Telecom Express, Inc.                                                      18,440          30
  BMC Industries, Inc.                                                                  29,237          30
* Colorado MEDtech, Inc.                                                                11,800          30
* Foster Wheeler Ltd.                                                                   18,400          29
* MedSource Technologies, Inc.                                                           2,400          29
  Psychemedics, Inc.                                                                     9,800          29
* E-Z-EM, Inc. Class A                                                                   3,000          29
* SkillSoft Corp.                                                                        3,700          29
* Technisource, Inc.                                                                     7,300          29
* HomeStore, Inc.                                                                       20,000          29
  Commonwealth Industries Inc.                                                           4,000          29
* Active Power, Inc.                                                                     7,946          29
* Ditech Communications Corp.                                                           10,100          29
* Sapient Corp.                                                                         27,000          29
* Advanced Tissue Sciences Inc.                                                         19,800          29
* InfoSpace, Inc.                                                                       63,236          28
* Vicinity Corp.                                                                        14,200          28
* Integral Systems, Inc.                                                                 1,300          28
* Badger Paper Mills, Inc.                                                               3,200          28
* TransPro Inc.                                                                          4,500          28
* Juno Lighting, Inc.                                                                    2,893          28
* Lifeway Foods, Inc.                                                                    4,600          28
* Infogrames, Inc.                                                                      10,220          28
* iVillage Inc.                                                                         22,010          28
* INT Media Group, Inc.                                                                 14,000          28
* Hypercom Corp.                                                                         3,600          28
* Saba Software, Inc.                                                                   10,856          28
  Analysts International Corp.                                                           6,500          28
* Cygnus Inc.                                                                           13,588          27
* BTU International, Inc.                                                                7,100          27
* Lexent Inc.                                                                           12,100          27
* Vyyo Inc.                                                                             32,400          27
  Penford Corp.                                                                          1,500          27
* Kforce Inc.                                                                            4,489          27
  Spiegel, Inc. Class A                                                                 31,600          27
* Cardima, Inc.                                                                         18,400          27
* Advanced Magnetics, Inc.                                                               7,100          27
* Aware, Inc.                                                                            7,000          27
* Geron Corp.                                                                            5,800          27
  Landmark Bancorp Inc.                                                                  1,165          27
* SafeNet, Inc.                                                                          1,900          26
* Caminus Corp.                                                                          4,540          26
  NASB Financial Inc.                                                                    1,200          26
* Maxcor Financial Group Inc.                                                            4,500          26
* Avenue A, Inc.                                                                         7,400          26
* SpeechWorks International Inc.                                                         7,140          26
* SONICblue Inc.                                                                        25,490          26
* Stratos Lightwave, Inc.                                                               16,346          26
* Inktomi Corp.                                                                         29,700          26
* Callon Petroleum Co.                                                                   5,300          26
* Computer Programs                                                                      1,200          26
* Corvas International, Inc.                                                            12,000          26
* Pharmacyclics, Inc.                                                                    5,800          26
* Aether Systems, Inc.                                                                   8,700          26
  Donegal Group Inc.                                                                     2,500          26
* Comshare                                                                              11,653          26
* Latitude Communications, Inc.                                                         19,400          26
  Bank of Granite Corp.                                                                  1,300          26
* Westell Technologies, Inc.                                                            16,500          26
  Stepan Co.                                                                               900          25
* ClearOne Communications Inc.                                                               2          25
* Akamai Technologies, Inc.                                                             19,537          25
* NMS Communications Corp.                                                              10,400          25
* Packeteer, Inc.                                                                        5,700          25
* Franklin Electronic Publishers, Inc.                                                  20,000          25
* TiVo Inc.                                                                              6,700          25
* Cannondale Corp.                                                                      10,400          25
* Cytogen Corp.                                                                         23,000          25
* Genus, Inc.                                                                           12,700          25
* DT Industries, Inc.                                                                    7,000          25
* LookSmart, Ltd.                                                                       12,500          25
* Oplink Communications, Inc.                                                           33,485          24
* Vitria Technology, Inc.                                                               25,400          24
* TSR, Inc.                                                                              4,600          24
* Epicor Software Corp.                                                                 15,574          24
* Bottomline Technologies, Inc.                                                          4,300          24
  Herbalife International Class B                                                        1,267          24
* COMFORCE Corp.                                                                        20,213          24
  Gevity HR, Inc.                                                                        6,100          24
* New Frontier Media, Inc.                                                              11,500          24
* ManTech International Corp.                                                            1,000          24
* Actrade Financial Technologies, Ltd.                                                   2,300          24
* Optika Inc.                                                                           14,600          24
* Aspect Medical Systems, Inc.                                                           6,636          24
* ILX Resorts Inc.                                                                       3,100          24
* Extended Systems Inc.                                                                  7,100          24
* Liquid Audio, Inc.                                                                     9,700          24
* Sunrise Telecom Inc.                                                                  11,000          24
* TheStreet.com, Inc.                                                                   10,350          24
* Summa Industries                                                                       2,400          24

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                                                                                                    MARKET
                                                                                                    VALUE*
                                                                                        SHARES       (000)
------------------------------------------------------------------------------------------------------------
* Rehabilicare, Inc.                                                                     4,880       $  23
* SONUS Pharmaceuticals, Inc.                                                           11,200          23
* BSQUARE Corp.                                                                         10,300          23
* Tradestation Group Inc.                                                               19,060          23
* RWD Technologies, Inc.                                                                10,400          23
* dick clark productions, Inc.                                                           1,600          23
* Titan Pharmaceuticals, Inc.                                                            6,300          23
* Portal Software, Inc.                                                                 30,500          23
* Ciphergen Biosystems, Inc.                                                             6,200          23
* Inforte Corp.                                                                          2,284          23
* Championship Auto Racing Teams, Inc.                                                   2,300          23
* Radiologix Inc.                                                                        1,500          23
  Webster City Federal Bancorp                                                           1,200          23
* OAO Technology Solutions, Inc.                                                        15,061          23
* Orchid Biosciences                                                                    17,100          23
* I.D. Systems, Inc.                                                                     5,800          23
* FARO Technologies, Inc.                                                               14,100          23
* I-many, Inc.                                                                           8,200          23
* Miller Industries, Inc.                                                                6,040          23
* Clarus Corp.                                                                           4,500          23
* Terayon Communications Systems, Inc.                                                  16,920          23
  CompX International Inc.                                                               1,700          22
  Capital Bank Corp.                                                                     1,500          22
* Official Payments Corp.                                                                7,500          22
  Burnham Pacific Properties, Inc.REIT Liquidating Trust Unit                           19,000          22
* Century Casinos, Inc.                                                                  7,400          22
* Carrier Access Corp.                                                                  16,400          22
* Baldwin Technology Class A                                                            15,700          22
* Commerce One, Inc.                                                                    57,880          22
* SupportSoft, Inc.                                                                      7,940          22
* Stellent Inc.                                                                          4,800          22
* Optical Communication Products, Inc.                                                  18,000          22
* ATP Oil & Gas Corp.                                                                    7,200          22
* Management Network Group Inc.                                                          9,400          22
* Hycor Biomedical Inc.                                                                  6,000          22
  Foothill Independent Bancorp                                                           1,488          22
* Tellium, Inc.                                                                         23,350          22
* Digital Generation Systems                                                            19,500          22
* DHB Industries, Inc.                                                                   5,300          21
* MeriStar Hotels & Resorts, Inc. REIT                                                  23,600          21
* Beta Oil & Gas, Inc.                                                                   9,600          21
* Netscreen Technologies, Inc.                                                           2,300          21
* WJ Communications, Inc.                                                               18,200          21
* Genome Therapeutics Corp.                                                              9,090          21
* Proton Energy Systems, Inc.                                                            6,500          21
* Covista Communications, Inc.                                                           6,200          21
* Cysive, Inc.                                                                           8,500          21
* RMH Teleservices, Inc.                                                                 3,000          21
  D&E Communications, Inc.                                                               1,957          21
  First Keystone Financial, Inc.                                                         1,100          20
* Ramtron International Corp.                                                            9,660          20
* Resonate Inc.                                                                         10,230          20
* Intelidata Technologies Corp.                                                         15,300          20
* Mississippi Chemical Corp.                                                            18,100          20
* SM&A Corp.                                                                             5,300          20
* Navarre Corp.                                                                         11,500          20
* Mechanical Technology Inc.                                                            18,600          20
* Netro Corp.                                                                            8,800          20
* H Power Corp.                                                                         21,096          20
* Collagenex Pharmaceuticals, Inc.                                                       2,700          20
* Cell Pathways, Inc.                                                                   13,300          20
* Viant Corp.                                                                           16,200          20
* Dyax Corp.                                                                             4,892          20
* Genzyme Molecular Oncology                                                             7,821          20
* Drugstore.com, Inc.                                                                    7,300          20
* PLX Technology, Inc.                                                                   4,600          20
* Lightspan Inc.                                                                        11,200          20
* VaxGen, Inc.                                                                           3,500          19
* Applix, Inc.                                                                          12,500          19
* FairMarket, Inc.                                                                      14,140          19
* Merry Land Properties, Inc. REIT                                                       1,942          19
* Loudcloud, Inc.                                                                       13,500          19
* Paradigm Medical Industries, Inc.                                                     24,100          19
* Diacrin, Inc.                                                                         13,600          19
* iManage, Inc.                                                                          5,699          19
* Next Level Communications, Inc.                                                       18,900          19
* U.S. Energy Systems, Inc.                                                             10,900          19
* ActionPoint, Inc.                                                                     11,900          19
* LightPath Technologies, Inc.                                                          21,000          19
* Braun Consulting, Inc.                                                                 5,400          19
* Triangle Pharmaceuticals, Inc.                                                         6,900          19
* Argonaut Technologies Inc.                                                            16,400          19
* Versar Inc.                                                                            7,000          19
* US SEARCH.com Inc.                                                                    23,800          19
* RF Monolithics, Inc.                                                                   4,400          19
* Celeritek, Inc.                                                                        2,800          18
* Wave Systems Corp.                                                                    12,800          18
* Electric Fuel Corp.                                                                   19,900          18
* High Speed Access Corp.                                                               15,900          18
* Oxigene, Inc.                                                                         13,800          18
* Centra Software, Inc.                                                                  9,788          18
* Matritech Inc.                                                                         7,100          18
  Bush Industries, Inc.                                                                  1,500          18
* SoftNet Systems, Inc.                                                                  9,700          18
* TranSwitch Corp.                                                                      27,500          18
* TippingPoint Technologies Inc.                                                         1,454          18
* Sorrento Networks Corp.                                                               18,200          17
* Redhook Ale Brewery, Inc.                                                              8,000          17

39
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                                                                                                    MARKET
                                                                                                    VALUE*
BALANCED INDEX FUND                                                                     SHARES       (000)
------------------------------------------------------------------------------------------------------------
* Humphrey Hospitality Trust, Inc. REIT                                                  7,300       $  17
* Peco II, Inc.                                                                          5,204          17
* Choice One Communications Inc.                                                        19,568          17
* E-LOAN, Inc.                                                                          15,800          17
* EnPro Industries, Inc.                                                                 3,068          17
* Toreador Resources Corp.                                                               4,200          17
* Virologic, Inc.                                                                        6,100          17
* Time Warner Telecom Inc.                                                              10,100          17
* Interlink Electronics Inc.                                                             3,700          17
* Deltagen, Inc.                                                                         6,864          17
* Digi International, Inc.                                                               5,000          17
* BroadVision, Inc.                                                                     53,105          16
* MarketWatch.com, Inc.                                                                  3,500          16
* Quidel Corp.                                                                           2,400          16
* Carrington Labs Inc.                                                                  13,400          16
* Emisphere Technologies, Inc.                                                           3,900          16
* Nutrition 21 Inc.                                                                     26,700          16
* Art Technology Group, Inc.                                                            15,800          16
* Optical Cable Corp.                                                                   29,500          16
* Digital Lightwave, Inc.                                                                6,800          16
  Amerivest Properties, Inc. REIT                                                        2,600          16
* Endocare, Inc.                                                                         1,200          16
* Merge Technologies, Inc.                                                               2,300          16
* InterVoice-Brite, Inc.                                                                10,888          16
* Gallery of History, Inc.                                                               2,700          15
* Federal-Mogul Corp.                                                                   22,000          15
* Exabyte Corp.                                                                         14,000          15
* Internet Capital Group, Inc.                                                          57,000          15
* Airnet Communications Corp.                                                           19,180          15
* Magellan Health Services, Inc.                                                        13,800          15
* Blue Martini Software, Inc.                                                           17,032          15
* Lynx Therapeutics Inc.                                                                11,500          15
* Crossroads Systems, Inc.                                                              14,500          15
* Hyseq, Inc.                                                                            6,500          15
* AT&T Latin America Corp. Class A                                                      27,300          15
* EntreMed, Inc.                                                                         4,800          15
* UbiquiTel Inc.                                                                        21,300          15
* Chiquita Brands International-WTS                                                      2,293          15
* Aclara Biosciences, Inc.                                                               8,520          15
* PDF Solutions, Inc.                                                                    2,000          15
* Targeted Genetics Corp.                                                               13,400          14
* Large Scale Biology Corp.                                                              6,600          14
* SPEEDUS Corp.                                                                         15,700          14
* CTC Communications Group, Inc.                                                         8,200          14
* Double Eagle Petroleum Co.                                                             3,500          14
* Net Perceptions, Inc.                                                                 12,800          14
* Interactive Intelligence Inc.                                                          4,200          14
* Third Wave Technologies                                                                6,300          14
* Universal American Financial Corp.                                                     2,100          14
* Previo, Inc.                                                                           9,417          14
* Belmont Bancorp                                                                        2,900          14
* SpectRx, Inc.                                                                          3,574          14
* eXcelon Corp.                                                                         15,697          14
* Artisoft, Inc.                                                                         9,300          14
* Digital Impact, Inc.                                                                   7,100          14
* M-WAVE, Inc.                                                                           3,800          14
* Alteon, Inc.                                                                           6,700          14
* Divine, Inc.                                                                           3,534          14
* VIA NET.WORKS, Inc.                                                                   16,572          14
* Conductus, Inc.                                                                       11,400          14
* Millennium Cell Inc.                                                                   4,400          14
* Read Rite Corp.                                                                       28,400          14
* Bluegreen Corp.                                                                        4,000          14
  Stephan Co.                                                                            3,700          14
* IDT Corp.                                                                                800          14
* Dendreon Corp.                                                                         6,400          14
  Bedford Bancshares, Inc.                                                                 800          14
  Capitol Bancorp Ltd.                                                                     569          13
* Primus Telecommunications Group, Inc.                                                 19,100          13
* ACT Teleconferencing, Inc.                                                             4,600          13
* Tripath Technology Inc.                                                               12,700          13
* ResortQuest International, Inc.                                                        2,200          13
* Tumbleweed Communications Corp.                                                        7,120          13
* NIC Inc.                                                                               8,900          13
* VA Software Corp.                                                                     13,169          13
* EXE Technologies, Inc.                                                                11,756          13
* Sirenza Microdevices, Inc.                                                             6,500          13
* Versant Corp.                                                                         17,500          13
* Paradigm Genetics, Inc.                                                                9,400          13
* Critical Path, Inc.                                                                   12,800          13
* BindView Development Corp.                                                            12,800          13
* Sheffield Pharmaceuticals, Inc.                                                        8,700          13
* StorageNetworks, Inc.                                                                  6,600          13
* Larscom, Inc. Class A                                                                 19,000          13
* Aetrium, Inc.                                                                         10,300          13
* Netopia, Inc.                                                                          4,700          13
* SBA Communications Corp.                                                               9,100          13
* Cardinal Financial Corp.                                                               2,700          13
* Personnel Group of America, Inc.                                                      14,200          13
* Docent, Inc.                                                                          10,950          13
* SIGA Technologies, Inc.                                                               11,200          13
* Eden Bioscience Corp.                                                                  6,245          13
* MacroChem Corp.                                                                        7,100          12
* Peregrine Systems, Inc.                                                               40,917          12
* Z-Tel Technologies, Inc.                                                              14,680          12
* Avici Systems Inc.                                                                    12,060          12
* Copper Mountain Networks, Inc.                                                        14,500          12
* On Command Corp.                                                                       7,200          12
* Corel Participation Rights                                                            11,900          12
* MTI Technology Corp.                                                                  18,000          12
* i3 Mobile, Inc.                                                                       17,340          12

40
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                                                                                                    MARKET
                                                                                                    VALUE*
                                                                                        SHARES       (000)
------------------------------------------------------------------------------------------------------------
* Inspire Pharmaceuticals, Inc.                                                          3,100      $   12
* Fresh Choice, Inc.                                                                     5,100          12
* Interleukin Genetics, Inc.                                                            15,100          12
* Leap Wireless International, Inc.                                                     11,025          12
* Lantronix, Inc.                                                                       14,000          12
* TCSI Corp.                                                                            23,800          12
* Mercator Software, Inc.                                                                7,800          12
* BioSphere Medical Inc.                                                                 3,000          12
* Insmed Inc.                                                                            8,250          12
* V-One Corp.                                                                           19,900          12
* Micro Component Technology, Inc.                                                       4,600          11
* Impreso, Inc.                                                                          5,300          11
* Media 100 Inc.                                                                         6,149          11
* Variagenics, Inc.                                                                      8,700          11
* Corio, Inc.                                                                           10,000          11
* Tut Systems, Inc.                                                                      7,600          11
* Equitable Bank                                                                           400          11
* eLoyalty Corp.                                                                         1,835          11
* LCC International, Inc. Class A                                                        7,500          11
* Extensity, Inc.                                                                        9,920          11
* DDi Corp.                                                                             10,700          11
* Kana Software, Inc.                                                                    2,655          11
* Anthony & Sylvan Pools Corp.                                                           1,711          11
* Alpine Group, Inc.                                                                     9,200          11
* Wilshire Oil Co. of Texas                                                              3,000          11
* Interep National Radio Sales, Inc.                                                     2,700          11
* Frontstep, Inc.                                                                        3,500          10
* Curis, Inc.                                                                            8,570          10
* SEEC, Inc.                                                                             8,900          10
* Zonagen, Inc.                                                                          6,900          10
* WHX Corp.                                                                             13,700          10
* Ethyl Corp.                                                                           13,700          10
* Visual Networks, Inc.                                                                  7,200          10
* Advanced Lighting Technologies, Inc.                                                  12,600          10
* Scherer Health                                                                         3,200          10
* Goodrich Petroleum Corp.                                                               2,700          10
* Valentis, Inc.                                                                         7,400          10
  Weider Nutritional International, Inc.                                                 5,000          10
* IntraBiotics Pharmaceuticals, Inc.                                                     7,600          10
* Edison Schools Inc.                                                                   10,400          10
* barnesandnoble.com inc                                                                10,500          10
* HealthAxis, Inc.                                                                      19,600          10
* Encompass Services Corp.                                                              17,080          10
* Andrea Radio Corp.                                                                    16,700          10
* Cosine Communications, Inc.                                                           22,460          10
* All American Semiconductor, Inc.                                                       3,400          10
* MicroStrategy Inc.                                                                    19,100          10
* Sagent Technology, Inc.                                                               14,100          10
* Cellstar Corp.                                                                         2,900           9
* Predictive Systems, Inc.                                                              30,300           9
* GTC Biotherapeutics, Inc.                                                              7,400           9
* NetManage, Inc.                                                                       16,647           9
* NTELOS Inc.                                                                            6,600           9
* WorldGate Communications, Inc.                                                         6,700           9
* eXegenics Inc.                                                                        11,400           9
* ViroPharma Inc.                                                                        6,400           9
* Lante Corp.                                                                           14,840           9
* Gilman & Ciocia, Inc.                                                                  8,400           9
* Axeda Systems Inc.                                                                     4,700           9
  Bank of the Ozarks, Inc.                                                                 400           9
* Multilink Technology Corp.                                                            17,800           9
  Laser Mortgage Management, Inc. REIT                                                   7,100           9
* Genuity Inc. Class A                                                                   2,324           9
* Aradigm Corp.                                                                          2,000           9
* Pumatech, Inc.                                                                        15,500           9
* Applied Microsystems Corp.                                                            17,000           9
* SAVVIS Communications Corp.                                                           16,280           9
  Ameriana Bancorp                                                                         600           9
* Bell Industries, Inc.                                                                  4,500           9
* SBS Technologies, Inc.                                                                   700           9
* IVAX Diagnostics, Inc.                                                                 4,500           9
* SteelCloud Inc.                                                                        3,300           8
* Com21, Inc.                                                                           18,800           8
* Dobson Communications Corp.                                                            9,800           8
* Pegasus Communications Corp. Class A                                                  11,300           8
* Computer Motion, Inc.                                                                 11,100           8
  SLI, Inc.                                                                             20,350           8
* Artisan Components, Inc.                                                                 900           8
* SRA International, Inc.                                                                  300           8
* Genaissance Pharmaceuticals, Inc.                                                      6,100           8
  SNB Bancshares, Inc.                                                                     400           8
* Pfsweb Inc.                                                                           15,764           8
* Reading International Inc. Class A                                                     2,000           8
* Perficient, Inc.                                                                       6,000           8
* Tanning Technology Corp.                                                               7,100           8
* GMX Resources Inc.                                                                     3,000           8
* Creative Host Services, Inc.                                                           5,500           8
* American Bank Note Holographics, Inc.                                                  5,535           8
* ebix.com Inc.                                                                         12,600           8
* Abraxas Petroleum Corp.                                                               10,100           8
* ImageWare Systems, Inc.                                                                2,100           8
* Vixel Corp.                                                                            2,900           8
* U.S. Vision, Inc.                                                                      2,000           8
* SL Industries, Inc.                                                                    1,000           8
* Equinix, Inc.                                                                         21,080           8
* Orapharma Inc.                                                                         1,600           7
* SYNAVANT Inc.                                                                          5,170           7
* J Net Enterprises, Inc.                                                                9,100           7
* Harken Energy Corp.                                                                   14,490           7

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
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                                                                                                    MARKET
                                                                                                    VALUE*
BALANCED INDEX FUND                                                                     SHARES       (000)
------------------------------------------------------------------------------------------------------------
* Informax, Inc.                                                                         8,000       $   7
* Network Engines, Inc.                                                                  6,700           7
* Proxymed Pharmacy, Inc.                                                                  346           7
* Twinlab Corp.                                                                         16,200           7
  Salient 3 Communications Class A                                                       5,900           7
* GoAmerica, Inc.                                                                       14,500           7
* Key3Media Group, Inc.                                                                 13,800           7
* Insightful Corp.                                                                       3,000           7
* Iridex Corp.                                                                           2,000           7
* Niku Corp.                                                                            15,800           7
* Marimba, Inc.                                                                          4,500           7
* Rohn Industries Inc.                                                                  25,800           7
* Auspex Systems, Inc.                                                                  26,600           7
* Radio Unica Corp.                                                                      4,500           7
* Cortex Pharmaceuticals, Inc.                                                           4,000           7
* Terra Nitrogen Co., LP                                                                 1,100           7
* InsWeb Corp.                                                                           2,808           6
* Adept Technology, Inc.                                                                 3,000           6
* Mayor's Jeweler's, Inc.                                                               17,400           6
* Triton Network Systems, Inc.                                                          10,328           6
* Bethlehem Steel Corp.                                                                 29,140           6
  FNB Corp. VA                                                                             200           6
* SatCon Technology Corp.                                                                3,807           6
* Adelphia Communications Corp. Class A                                                 39,939           6
* Internap Network Services Corp.                                                       25,800           6
* Cellular Technical Services                                                            5,160           6
* Ask Jeeves, Inc.                                                                       5,700           6
* Evergreen Solar, Inc.                                                                  4,100           6
* CyberSource Corp.                                                                      2,500           6
  Superior Financial Corp.                                                                 300           6
* Simpson Manufacturing Co.                                                                100           6
* AirGate PCS, Inc.                                                                      5,700           6
* Spectrasite Holdings, Inc.                                                            31,640           6
  Oregon Trail Financial Corp.                                                             300           6
* TechTeam Global, Inc.                                                                    700           6
* Industri-Matematik International Corp.                                                 9,300           6
* Epimmune Inc.                                                                          3,300           6
* 3DO Co.                                                                                9,500           6
* American Access Technologies Inc.                                                     10,000           6
* Miravant Medical Technologies                                                         10,300           5
  Union Bankshares Corp.                                                                   200           5
* Darling International, Inc.                                                            6,600           5
* Aastrom Biosciences, Inc.                                                             14,400           5
* T/R Systems, Inc.                                                                      4,100           5
  Onvia.com, Inc.                                                                       27,000           5
* Click2learn, Inc.                                                                      3,000           5
* The Fortress Group, Inc.                                                               1,400           5
* Life Financial Corp.                                                                   1,460           5
* Omtool, Ltd.                                                                           6,000           5
* Community West Bancshares                                                              1,100           5
* Verso Technologies, Inc.                                                              10,000           5
* Virage, Inc.                                                                           6,200           5
* Altiris, Inc.                                                                            900           5
* Daktronics, Inc.                                                                         500           5
* NeoRx Corp.                                                                            4,100           5
* Genomic Solutions Inc.                                                                 7,000           5
* Trailer Bridge, Inc.                                                                   2,000           5
* Scheid Vineyards, Inc. Class A                                                         1,500           5
  eBT International, Inc.                                                               15,000           5
* Vornado Operating Inc. REIT                                                            5,595           5
* Lowrance Electronics, Inc.                                                               800           5
* Zamba Corp.                                                                           21,100           5
* Pac-West Telecom, Inc.                                                                10,481           5
* Novatel Wireless, Inc.                                                                13,900           5
* VCampus Corp.                                                                         10,600           5
* Immune Response                                                                       12,800           4
* SportsLine.com, Inc.                                                                   4,300           4
* Ista Pharmaceuticals Inc.                                                              4,900           4
* Saucony Inc.                                                                             600           4
* Digex, Inc.                                                                           19,000           4
  Wayne Savings Bancshares, Inc.                                                           200           4
* BioLase Technology, Inc.                                                                 800           4
* AvantGo, Inc.                                                                          8,000           4
* Precision Optics Corp.                                                                 9,300           4
* Brightpoint, Inc.                                                                      1,543           4
* Chart Industries, Inc.                                                                 2,000           4
* FirePond, Inc.                                                                        11,200           4
  WorldCom, Inc. - MCI Group                                                            22,385           4
* IGI, Inc.                                                                              6,710           4
* Hathaway Corp.                                                                         1,500           4
  Knape & Vogt Manufacturing Co.                                                           300           4
* Universal Access Global Holdings Inc.                                                 19,440           4
* Syntellect Inc.                                                                        6,000           4
  Rouge Industries Inc.                                                                  2,000           4
* Comdial Corp.                                                                          9,400           4
* ANC Rental Corp.                                                                      19,678           4
* DA Consulting Group, Inc.                                                              8,800           4
* NetFlix.com, Inc.                                                                        250           4
* Rainmaker Systems, Inc.                                                               10,200           3
* Visual Data Corp.                                                                     13,800           3
  Deb Shops, Inc.                                                                          100           3
* Ampex Corp. Class A                                                                   30,700           3
* Axonyx Inc.                                                                            1,500           3
* Transgenomic, Inc.                                                                     1,300           3
* Network-1 Security Solutions, Inc.                                                     4,400           3
* o2wireless Solutions, Inc.                                                            10,100           3
* Immersion Corp.                                                                        3,000           3
* Perceptron, Inc.                                                                       2,000           3
* CacheFlow Inc.                                                                         6,097           3
* Cytrx Corp.                                                                            5,000           3
* Procom Technology, Inc.                                                                5,600           3

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                                                                                                    MARKET
                                                                                                    VALUE*
                                                                                        SHARES       (000)
------------------------------------------------------------------------------------------------------------
* Superior Telecom Inc.                                                                  6,487       $   3
  Sphinx International Inc.                                                              4,100           3
* Audible, Inc.                                                                          6,000           3
* Level 8 Systems Inc.                                                                   5,900           3
* Storage Engine Inc.                                                                    2,500           3
* DSL.Net, Inc.                                                                          7,800           3
* McLeod USA Inc.                                                                        6,532           3
* Res-Care, Inc.                                                                           400           3
* Samsonite Corp.                                                                        2,642           3
* eGain Communications Corp.                                                            10,100           3
* Interstate Hotels Corp. REIT                                                             720           3
* Organogenesis, Inc.                                                                   13,076           3
* Beacon Power Corp.                                                                    11,800           3
  Pittsburgh & West Virginia Railroad REIT                                                 300           3
* Metawave Communications Corp.                                                         11,864           2
* Prime Energy Corp.                                                                       300           2
* Telaxis Communications Corp.                                                           3,736           2
* Intraware, Inc.                                                                        2,400           2
* International Assets Holding Corp.                                                     2,395           2
* ICO, Inc.                                                                              1,900           2
* Euroweb International Corp.                                                            1,200           2
* The A Consulting Team, Inc.                                                            6,000           2
* Ezenia!, Inc.                                                                         16,700           2
* Navidec, Inc.                                                                          8,600           2
* Innovative Gaming Corp.                                                               10,000           2
* VerticalNet, Inc.                                                                     14,300           2
* SciQuest, Inc.                                                                         3,000           2
* Aqua Care Systems, Inc.                                                                2,344           2
* Kaiser Aluminum Corp.                                                                 22,300           2
* Razorfish Inc.                                                                        13,700           2
* Merisel, Inc.                                                                            880           2
* PurchasePro.com, Inc.                                                                  4,460           2
* Suburban Lodges of America, Inc.                                                       2,700           2
* Williams Communications Group, Inc.                                                  101,371           2
  Classic Vacation Group, Inc.                                                          11,500           2
* Green Mountain Coffee, Inc.                                                              100           2
* Evolve Software, Inc.                                                                 16,008           2
* On2 Technologies, Inc.                                                                 9,000           2
* Occam Networks, Inc.                                                                  10,016           2
* Rita Medical Systems, Inc.                                                               200           2
* Viasystems Group, Inc.                                                                27,900           2
* 24/7 Real Media, Inc.                                                                  9,200           2
* NexPrise, Inc.                                                                           366           2
* Versata, Inc.                                                                          1,500           2
* Accrue Software, Inc.                                                                 11,100           2
* GenVec, Inc.                                                                             800           2
* Focal Communications Corp.                                                               733           2
* Hanover Direct, Inc.                                                                   7,100           2
* iBasis, Inc.                                                                           4,600           2
* New Century Equity Holdings Corp.                                                      3,700           2
* GraphOn Corp.                                                                         10,000           2
* TenFold Corp.                                                                          4,300           2
* MedicaLogic/Medscape, Inc.                                                             6,348           2
* Metromedia Fiber Network, Inc.                                                       104,990           2
* ClickAction, Inc.                                                                      2,700           2
* Frontline Communications Corp.                                                         9,600           2
* Engage, Inc.                                                                          25,300           2
* American Skiing Co.                                                                   11,500           1
* Plumtree Software, Inc.                                                                  300           1
* NaviSite, Inc.                                                                         9,900           1
* Osteotech, Inc.                                                                          200           1
* Adams Golf, Inc.                                                                       4,300           1
* SmartDisk Corp.                                                                        5,100           1
* Headway Corporate Resources, Inc.                                                     17,800           1
* Alterra Healthcare Corp.                                                              17,600           1
* Ostex International, Inc.                                                              1,000           1
* Primus Knowledge Solutions, Inc.                                                       1,700           1
* Cylink Corp.                                                                           1,300           1
* Billserv, Inc.                                                                         1,000           1
* Geerlings & Wade Inc.                                                                  1,200           1
* Gadzoox Networks, Inc.                                                                 7,800           1
* Lanvision Systems, Inc.                                                                  400           1
* Vertel Corp.                                                                           9,600           1
* ITC DeltaCom, Inc.                                                                    18,400           1
* Comdisco, Inc.                                                                        39,800           1
* Apropos Technology, Inc.                                                                 500           1
* ProcureNet, Inc.                                                                       6,800           1
* Applied Graphics Technologies, Inc.                                                    1,764           1
* Alanco Technologies, Inc.                                                              1,986           1
* P-Com, Inc.                                                                            2,640           1
* eMerge Interactive, Inc.                                                               4,099           1
* Information Architects Corp.                                                           1,920           1
* Astea International, Inc.                                                              1,000           1
* EasyLink Services Corp.                                                                  742           1
* USDATA Corp.                                                                           2,360           1
* Interliant Inc.                                                                        9,200           1
* Cogent Communications Group, Inc.                                                        647           1
* Magnum Hunter Resources Wts                                                            1,080           1
* Major Automotive Companies Inc.                                                          800           1
* Captaris Inc.                                                                            300           1
* Genstar Therapeutics Corp.                                                             2,100           1
* Continucare Corp.                                                                      4,600           1
* uniView Technologies Corp.                                                             2,238           1
* ATEC Group, Inc.                                                                       2,000           1
* Uniroyal Technology Corp.                                                              8,000           1
* Imperial Credit                                                                       29,400           1
* YouthStream Media Networks, Inc.                                                       6,100           1
* Caldera International, Inc.                                                            1,025           1
* Metromedia International Group, Inc.                                                  10,000           1

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
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                                                                                                    MARKET
                                                                                                    VALUE*
BALANCED INDEX FUND                                                                     SHARES       (000)
------------------------------------------------------------------------------------------------------------
* NeoMedia Technologies, Inc.                                                            8,500      $    1
* Tickets.com, Inc.                                                                        650           1
* Appiant Technologies Inc.                                                              2,100           1
* Geoworks Corp. (Delaware)                                                              4,000           1
* Amtech Systems, Inc.                                                                     100           1
* DriverShield Corp.                                                                       600           1
* Scient, Inc.                                                                           1,160           1
* Jupiter Media Metrix, Inc.                                                             2,178           1
* Vertex Interactive, Inc.                                                               5,800          --
* Horizon Group Properties, Inc. REIT                                                      270          --
* Entrada Networks, Inc.                                                                 2,150          --
* NewPower Holdings, Inc.                                                               21,235          --
* A.D.A.M., Inc.                                                                           300          --
* APW Ltd.                                                                               8,500          --
* Neon Communications, Inc.                                                              7,900          --
* iPrint Technologies Inc.                                                               3,100          --
* Adelphia Business Solutions, Inc.                                                     26,659          --
* I-Link, Inc. Pfd.                                                                          6          --
* IEC Electronics Corp.                                                                  1,682          --
* StarMedia Network, Inc.                                                                8,500          --
* York Research Corp.                                                                    8,400          --
* General Magic, Inc.                                                                    2,500          --
* Integra, Inc.                                                                          2,100          --
* Exchange Applications, Inc.                                                              206          --
* PeoplePC Inc.                                                                          5,520          --
* Internet Pictures Corp.                                                                   54          --
* eLEC Communications Corp.                                                              2,425          --
* Pinnacle Holdings Inc. REIT                                                            6,700          --
* Frontline Capital Group                                                                9,300          --
* AppliedTheory Corp.                                                                    6,900          --
* American Classic Voyager Co.                                                           6,000          --
* Heartland Technology, Inc.                                                             5,500          --
-----------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $2,577,847)                                                                                2,479,933
-----------------------------------------------------------------------------------------------------------
                                                                                          Face      Market
                                                                                        Amount      Value*
                                                                                         (000)       (000)
-----------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (23.1%)
-----------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES (5.6%)
U.S. Treasury Bonds
 10.75%, 2/15/2003                                                                   $   1,000    $  1,055
 11.125%, 8/15/2003                                                                        850         934
 11.875%, 11/15/2003                                                                    13,475      15,193
 5.50%, 5/15/2009                                                                       14,975      15,848
 12.75%, 11/15/2010                                                                      5,315       6,820
 5.00%, 8/15/2011                                                                        6,125       6,210
 14.00%, 11/15/2011                                                                        865       1,208
 9.875%, 11/15/2015                                                                        275         394
 7.50%, 11/15/2016                                                                      23,000      27,684
 8.75%, 5/15/2017                                                                          540         720
 8.125%, 8/15/2019                                                                       1,905       2,440
 8.50%, 2/15/2020                                                                        1,555       2,061
 8.75%, 5/15/2020                                                                        5,025       6,815
 8.75%, 8/15/2020                                                                           50          68
 7.875%, 2/15/2021                                                                       7,800       9,816
 8.125%, 8/15/2021                                                                       7,675       9,905
 8.00%, 11/15/2021                                                                       6,370       8,147
 7.625%, 11/15/2022                                                                     12,050      14,913
 7.50%, 11/15/2024                                                                       4,250       5,231
 6.75%, 8/15/2026                                                                       10,760      12,252
 6.625%, 2/15/2027                                                                      13,645      15,322
U.S. Treasury Notes
 5.75%, 8/15/2003                                                                       25,100      26,114
 5.875%, 2/15/2004                                                                         900         947
 3.375%, 4/30/2004                                                                      10,775      10,891
 5.875%, 11/15/2004                                                                         75          80
 6.625%, 5/15/2007                                                                          75          83
 6.125%, 8/15/2007                                                                         200         218
 5.625%, 5/15/2008                                                                      18,625      19,885
 6.50%, 2/15/2010                                                                        2,410       2,694
 5.75%, 8/15/2010                                                                        3,575       3,825
 5.00%, 2/15/2011                                                                        8,850       9,001
Private Export Funding Corp.
 (U.S. Government Guaranteed)
 7.20%, 1/15/2010                                                                        6,900       7,795
                                                                                                 ---------
                                                                                                   244,569
                                                                                                 ---------
AGENCY BONDS AND NOTES (2.1%)
Federal Farm Credit Bank
 5.675%, 8/18/2003                                                                       5,000       5,185
 5.575%, 9/2/2003                                                                        1,950       2,021
 4.80%, 11/6/2003                                                                        3,500       3,601
 4.875%, 4/16/2004                                                                       2,400       2,481
 6.50%, 8/15/2007                                                                        3,500       3,816
 5.865%, 9/2/2008                                                                        1,300       1,374
 5.88%, 11/25/2008                                                                       1,200       1,225
 7.625%, 5/14/2010                                                                       8,800      10,186
Federal Home Loan Mortgage Corp.
 5.375%, 1/5/2004                                                                          575         598
 5.75%, 3/15/2009                                                                       14,000      14,661
Federal National Mortgage Assn.
 5.75%, 4/15/2003                                                                        3,845       3,957
 5.97%, 7/3/2003                                                                         2,000       2,074
 5.91%, 8/25/2003                                                                        1,300       1,352
 5.50%, 2/15/2006                                                                       11,125      11,684
 5.64%, 12/10/2008                                                                       3,500       3,542
 6.40%, 5/14/2009                                                                        5,700       5,922
 7.25%, 1/15/2010                                                                        3,250       3,682
 6.25%, 2/1/2011                                                                         1,425       1,488
 5.50%, 3/15/2011                                                                        2,450       2,485
 6.625%, 11/15/2030                                                                      1,400       1,482

44
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

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                                                                                          Face      Market
                                                                                        Amount      Value*
                                                                                         (000)       (000)
-----------------------------------------------------------------------------------------------------------
Tennessee Valley Auth.
 5.375%, 11/13/2008                                                                  $   2,400   $   2,468
 7.125%, 5/1/2030                                                                        4,000       4,458
                                                                                                 ---------
                                                                                                   89,742
                                                                                                 ---------
MORTGAGE-BACKED SECURITIES (15.4%)
Federal Home Loan Mortgage Corp.
(3)      5.50%, 4/1/2007--12/1/2028                                                     14,374      14,482
(3)      6.00%, 12/1/2003--4/1/2032                                                     69,030      69,954
(3)      6.50%, 7/1/2002--6/1/2032                                                      93,817      96,437
(3)      7.00%, 6/1/2003--6/1/2032                                                      43,560      45,393
(3)      7.50%, 9/1/2003--1/1/2032                                                      19,090      20,158
(3)      8.00%, 12/1/2007--10/1/2031                                                     9,351       9,972
(3)      8.50%, 11/1/2007--5/1/2030                                                        919         986
(3)      9.00%, 1/1/2005--7/1/2030                                                         909         984
(3)      9.50%, 8/1/2003--4/1/2025                                                         173         190
(3)      10.00%, 3/1/2017--4/1/2025                                                         67          73
Federal National Mortgage Assn.
(3)      5.50%, 11/1/2008--1/1/2032                                                     14,084      14,145
(3)      6.00%, 5/1/2003--4/1/2032                                                      75,505      76,284
(3)      6.50%, 3/1/2003--5/1/2032                                                     101,581     104,133
(3)      7.00%, 1/1/2003--12/1/2031                                                     46,790      48,655
(3)      7.50%, 8/1/2007--1/1/2032                                                      20,531      21,609
(3)      8.00%, 10/25/2003--1/1/2031                                                     4,142       4,418
(3)      8.50%, 10/1/2004--9/1/2030                                                      1,797       1,927
(3)      9.00%, 7/1/2007--8/1/2026                                                         228         249
(3)      9.50%, 4/1/2005--2/1/2025                                                         120         131
(3)      10.00%, 7/1/2005--8/1/2021                                                         18          19
(3)      10.50%, 8/1/2020                                                                   10          11
Government National Mortgage Assn.
(3)      6.00%, 3/15/2009--2/15/2032                                                    18,687      18,818
(3)      6.50%, 9/15/2008--5/15/2032                                                    43,640      44,818
(3)      7.00%, 5/15/2008--2/15/2032                                                    34,395      35,945
(3)      7.50%, 5/15/2008--3/15/2032                                                    18,871      20,014
(3)      8.00%, 9/15/2009--12/15/2030                                                   10,265      10,984
(3)      8.50%, 3/15/2017--9/15/2030                                                     2,400       2,575
(3)      9.00%, 6/15/2016--8/15/2030                                                     1,564       1,688
(3)      9.50%, 9/15/2018--8/15/2030                                                       323         349
(3)      10.00%, 10/15/2017--12/15/2020                                                     63          72
(3)      10.50%, 9/15/2019                                                                   5           6
(3)      11.00%, 7/15/2013--12/15/2015                                                       8           9
(3)      12.00%, 2/15/2014                                                                   8           9
                                                                                               -----------
                                                                                                   665,497
                                                                                               -----------
----------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $961,516)                                                                                    999,808
----------------------------------------------------------------------------------------------------------
CORPORATE BONDS (18.0%)
----------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (2.0%)
American Express Credit Card Master Trust
(3)      6.40%, 4/15/2005                                                            $   3,000   $   3,028
Bear Stearns Commercial Mortgage Securities Inc.
(3)      5.61%, 11/15/2033                                                               1,000       1,000
California Infrastructure & Econ. Dev. Special
Purpose Bank Trust PG&E-1
(3)      6.42%, 9/25/2008                                                               10,900      11,586
California Infrastructure & Econ. Dev. Special
Purpose Bank Trust SCE-1
(3)      6.38%, 9/25/2008                                                               10,000      10,648
California Infrastructure & Econ. Dev. Special Purpose
Bank Trust SDG&E
(3)      6.31%, 9/25/2008                                                                5,000       5,315
Capital Auto Receivables Asset Trust
(3)      4.16%, 7/16/2007                                                                1,100       1,111
Capital One Auto Finance Trust
(3)      4.88%, 9/15/2008                                                                  625         641
Capital One Master Trust
(3)      4.60%, 8/17/2009                                                               10,000       9,956
Centex Asset-Backed Securities
(3)      4.64%, 8/25/2026                                                                  625         632

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

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                                                                                          Face      Market
                                                                                        Amount      Value*
                                                                                         (000)       (000)
-----------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust
(3)      4.24%, 9/15/2008                                                             $    900    $    909
CIT RV Trust
(3)      5.96%, 4/15/2011                                                                1,325       1,340
Citibank Credit Card Issuance Trust
(3)      4.95%, 2/9/2009                                                                 1,700       1,724
First Union National Bank Corp.
(3)      6.223%, 12/12/2033                                                                350         364
Ford Credit Auto Owner Trust
(3)      7.40%, 4/15/2005                                                                2,250       2,308
(3)      3.62%, 1/15/2006                                                                1,500       1,500
(3)      4.36%, 8/15/2006                                                                1,850       1,832
Harley-Davidson Motorcycle Trust
(3)      4.50%, 1/15/2010                                                                1,000       1,022
Honda Auto Lease Trust
(3)      6.65%, 7/15/2005                                                                  507         515
Honda Auto Receivables Owner Trust
(3)      4.22%, 4/15/2007                                                                1,100       1,115
MBNA America Bank NA
(3)      4.95%, 6/15/2009                                                                1,700       1,731
Nissan Auto Receivables
(3)      4.60%, 9/15/2005                                                                2,000       2,030
PP&L Transition Bond Co. LLC
(3)      6.96%, 12/26/2007                                                               5,000       5,429
PSE&G Transition Funding LLC
(3)      6.89%, 12/15/2017                                                               2,000       2,159
PECO Energy Transition Trust
(3)      5.63%, 3/1/2005                                                                 2,612       2,651
(3)      5.80%, 3/1/2009                                                                 5,000       5,240
(3)      6.05%, 3/1/2009                                                                 1,100       1,166
Sears Credit Account Master Trust
(3)      6.35%, 2/16/2007                                                                1,667       1,690
(3)      6.05%, 1/15/2008                                                                  417         430
Toyota Auto Receivables Owner Trust
(3)      4.00%, 7/15/2008                                                                  700         703
Washington Mutual Mortgage Pass-Through Certificates
(3)      5.435%, 2/25/2032                                                               1,250       1,269
(3)      5.55%, 3/25/2032                                                                  700         718
(3)      5.598%, 4/25/2032                                                               1,200       1,229
(3)      4.777%, 6/25/2032                                                               2,100       2,117
World Omni Auto
(3)      3.79%, 11/20/2005                                                               1,250       1,267
                                                                                                ----------
                                                                                                    86,375
                                                                                                ----------
COMMERCIAL MORTGAGE--
 BACKED SECURITIES (0.1%)
Bank of America Mortgage Securities
(3)      4.654%, 7/25/2032                                                               1,250       1,251
Countrywide Home Loan
(3)      4.633%, 9/20/2032                                                               1,900       1,898
                                                                                              ------------
                                                                                                     3,149
                                                                                             -------------
FINANCE (5.7%)
  BANKING (1.6%)
  BBVA-Bancomer Capital Trust I
  (4)      10.50%, 2/16/2011                                                             1,600       1,712
  Bank of Nova Scotia
   6.875%, 5/1/2003                                                                        250         259
  Bank One Corp.
   7.625%, 8/1/2005                                                                      2,500       2,699
  BankAmerica Corp.
   10.00%, 2/1/2003                                                                        200         209
  Barclays Bank PLC
  (4)      8.55%, 6/15/2011                                                              2,000       2,297
  BT Capital Trust B
   7.90%, 1/15/2027                                                                        500         500
  Citicorp
   7.625%, 5/1/2005                                                                        700         756
  Citicorp Capital II
   8.015%, 2/15/2027                                                                     1,050       1,127
  Citicorp Lease Pass-Through Trust
  (4)      7.22%, 6/15/2005                                                                469         505
  (4)      8.04%, 12/15/2019                                                             1,700       1,862
  Citigroup Inc.
   4.125%, 6/30/2005                                                                     4,625       4,658
   6.75%, 12/1/2005                                                                      3,250       3,481
   5.50%, 8/9/2006                                                                       4,000       4,144
  Commercial Credit Corp.
   5.90%, 9/1/2003                                                                         450         467
  CoreStates Capital Corp.
   6.625%, 3/15/2005                                                                       700         734
  (4)      8.00%, 12/15/2026                                                             2,000       2,043
  Credit Suisse First Boston USA Inc.
   5.75%, 4/15/2007                                                                      1,725       1,767
  Donaldson Lufkin & Jenrette, Inc.
   8.00%, 3/1/2005                                                                       2,500       2,686
  Fleet Boston Financial Corp.
   4.875%, 12/1/2006                                                                     2,425       2,425
  Fleet Capital Trust II
   7.92%, 12/11/2026                                                                       500         504
  Fleet Financial Group, Inc.
   6.875%, 3/1/2003                                                                        400         412
   7.125%, 4/15/2006                                                                       500         536
  JP Morgan Chase & Co.
   5.25%, 5/30/2007                                                                      1,850       1,859
  Mellon Financial Co.
   5.75%, 11/15/2003                                                                       600         623
  Mellon Capital II
   7.995%, 1/15/2027                                                                     1,250       1,310
  NB Capital Trust IV
   8.25%, 4/15/2027                                                                      1,000       1,033
  National Westminster Bancorp Inc.
   9.375%, 11/15/2003                                                                      500         542

 46

-----------------------------------------------------------------------------------------------------------
                                                                                          Face      Market
                                                                                        Amount      Value*
                                                                                         (000)       (000)
-----------------------------------------------------------------------------------------------------------
  Overseas Chinese Banking Corp.
  (4)      7.75%, 9/6/2011                                                           $   1,500   $   1,620
  PNC Funding Corp.
   7.00%, 9/1/2004                                                                       2,000       2,144
 PaineWebber Group, Inc.
  6.375%, 5/15/2004                                                                      1,250       1,337
 Regions Financial Corp.
  6.375%, 5/15/2012                                                                      5,000       5,133
 Republic New York Corp.
  7.75%, 5/15/2009                                                                         300         332
 Royal Bank of Scotland PLC
  7.648%, 9/30/2031                                                                      2,900       3,002
  Standard Chartered Bank
  (4) 8.00%, 5/30/2031                                                                   2,500       2,610
  Swiss Bank Corp.
   7.25%, 9/1/2006                                                                         500         544
   7.375%, 7/15/2015                                                                       250         275
   7.00%, 10/15/2015                                                                       500         530
  Synovus Financial Corp.
   7.25%, 12/15/2005                                                                     1,850       1,988
  US Bancorp
   7.00%, 3/15/2003                                                                      2,450       2,524
  Wachovia Corp.
   4.95%, 11/1/2006                                                                      1,500       1,521
  Washington Mutual Bank
   6.875%, 6/15/2011                                                                     2,300       2,392
  Wells Fargo & Co.
   4.25%, 8/15/2003                                                                      2,000       2,041

  BROKERAGE (0.8%)
  Bear Stearns & Co., Inc.
   6.70%, 8/1/2003                                                                       1,300       1,353
   6.625%, 1/15/2004                                                                       300         312
  Lehman Brothers Holdings Inc.
   6.25%, 4/1/2003                                                                       2,000       2,053
   7.75%, 1/15/2005                                                                      4,500       4,904
   6.625%, 2/5/2006                                                                      1,765       1,863
   6.25%, 5/15/2006                                                                      4,750       4,968
  Merrill Lynch & Co., Inc.
   5.88%, 1/15/2004                                                                      1,400       1,449
  Morgan Stanley, Dean Witter & Co.
   6.10%, 4/15/2006                                                                      1,150       1,201
   5.80%, 4/1/2007                                                                       1,875       1,920
   7.25%, 4/1/2032                                                                         475         482
  Salomon Smith Barney Holdings Inc.
   6.875%, 6/15/2005                                                                       200         212
   5.875%, 3/15/2006                                                                     3,000       3,137
  Spear, Leeds & Kellogg, LP
  (4)      8.25%, 8/15/2005                                                              5,000       5,538
  Waddell & Reed Financial
   7.50%, 1/18/2006                                                                      4,000       4,217

  FINANCE COMPANIES (2.1%)
  Boeing Capital Corp.
   5.75%, 2/15/2007                                                                      2,000       2,071
   6.50%, 2/15/2012                                                                      2,100       2,202
  Tyco Capital
   6.50%, 2/7/2006                                                                       4,000       3,920
  CIT Group Holdings
   7.375%, 4/2/2007                                                                      1,650       1,658
  Capital One Bank
   6.875%, 2/1/2006                                                                      2,300       2,331
   8.75%, 2/1/2007                                                                       1,700       1,715
  Commercial Mortgage Lease--
   Backed Certificates
  (4)      6.746%, 6/20/2031                                                               770         799
  Countrywide Home Loan
   5.50%, 8/1/2006                                                                       3,500       3,556
   5.50%, 2/1/2007                                                                       3,300       3,345
   5.625%, 5/15/2007                                                                     3,700       3,768
  Ford Motor Credit Co.
   7.60%, 8/1/2005                                                                       2,000       2,095
   6.50%, 1/25/2007                                                                      3,000       3,008
   7.25%, 10/25/2011                                                                     2,500       2,498
  General Electric Capital Corp.
   5.375%, 3/15/2007                                                                     1,600       1,634
   6.75%, 3/15/2032                                                                      3,450       3,397
  General Motors Acceptance Corp.
   5.80%, 3/12/2003                                                                      5,050       5,123
   6.85%, 6/17/2004                                                                      1,000       1,047
   5.25%, 5/16/2005                                                                      2,475       2,494
   7.50%, 7/15/2005                                                                      1,000       1,067
   6.125%, 9/15/2006                                                                     4,000       4,062
   6.125%, 2/1/2007                                                                      2,000       2,023
   6.875%, 9/15/2011                                                                     1,500       1,486
   7.00%, 2/1/2012                                                                       1,500       1,497
   8.00%, 11/1/2031                                                                      1,500       1,527
  Household Finance Corp.
   7.625%, 1/15/2003                                                                     1,500       1,537
   5.75%, 1/30/2007                                                                      2,325       2,307
   7.65%, 5/15/2007                                                                        350         375
   6.40%, 6/17/2008                                                                        375         378
   6.375%, 10/15/2011                                                                      750         721
   7.00%, 5/15/2012                                                                      5,000       5,009
   7.625%, 5/17/2032                                                                     2,750       2,713
  International Lease Finance Corp.
   5.625%, 6/1/2007                                                                      4,625       4,683
  MBNA America Bank NA
   7.75%, 9/15/2005                                                                      1,500       1,618
  Residential Asset Securities Corp.
   4.988%, 2/25/2027                                                                     3,050       3,109
  Sears, Roebuck & Co. Acceptance Corp.
   6.75%, 9/15/2005                                                                        400         423
   6.125%, 1/15/2006                                                                       350         361


-----------------------------------------------------------------------------------------------------------
                                                                                          Face      Market
                                                                                        Amount      Value*
                                                                                         (000)       (000)
-----------------------------------------------------------------------------------------------------------
  Toyota Motor Credit
   5.625%, 11/13/2003                                                                $   3,750   $   3,896
  USA Education Inc.
   5.625%, 4/10/2007                                                                     1,625       1,702
  Washington Mutual Finance Corp.
   6.25%, 5/15/2006                                                                      2,000       2,078
  Insurance (0.7%)
  AIG SunAmerica Global Financing IX
  (4)      6.90%, 3/15/2032                                                              1,900       1,953
  Ace Ltd.
   6.00%, 4/1/2007                                                                       1,650       1,700
  Allstate Corp.
   5.375%, 12/1/2006                                                                     2,000       2,046
   7.20%, 12/1/2009                                                                      3,000       3,261
  American General Capital II
   8.50%, 7/1/2030                                                                       1,300       1,536
  AXA SA
   8.60%, 12/15/2030                                                                       300         342
  Conseco Inc.
  (4)      9.00%, 4/15/2008                                                              1,425         641
  John Hancock Global Funding II
  (4)      5.625%, 6/27/2006                                                             2,150       2,209
  Jackson National Life Insurance Co.
  (4)      5.25%, 3/15/2007                                                                850         865
  (4)      6.125%, 5/30/2012                                                             1,125       1,135
  (4)      8.15%, 3/15/2027                                                              2,000       2,202
  Marsh & McLennan Cos. Inc.
  (4)      6.25%, 3/15/2012                                                                525         541
  Metlife Inc.
   5.25%, 12/1/2006                                                                      1,500       1,529
  Monumental Global Funding II
  (4)      6.05%, 1/19/2006                                                              2,300       2,417
  Nationwide Financial Services
   5.90%, 7/1/2012                                                                         700         688
  Nationwide Life Global Funding
  (4)      5.35%, 2/15/2007                                                              1,700       1,733
  Principal Life Global Funding I
  (4)      6.125%, 3/1/2006                                                              2,000       2,082
  Prudential Holdings, LLC
  (4)      8.695%, 12/18/2023                                                            1,500       1,584
  Reinsurance Group of America
   6.75%, 12/15/2011                                                                     1,500       1,527
  St. Paul Companies Inc.
  5.75%, 3/15/2007                                                                         200         201
  Travelers Property Casualty Corp.
   7.75%, 4/15/2026                                                                        450         478

  REAL ESTATE INVESTMENT TRUSTS (0.5%)
  Camden Property Trust
   7.00%, 11/15/2006                                                                       750         785
  Centerpoint Properties
   7.90%, 1/15/2003                                                                      2,500       2,561
  First Industrial LP
   6.875%, 4/15/2012                                                                     4,000       4,106
  Health Care Property Investments Inc.
   6.45%, 6/25/2012                                                                        800         791
  Liberty Properties LP
   7.25%, 3/15/2011                                                                      1,650       1,724
  Mack--Cali Realty
   7.00%, 3/15/2004                                                                      2,000       2,090
   7.75%, 2/15/2011                                                                        850         905
  New Plan Excel Realty Trust
   5.875%, 6/15/2007                                                                       625         626
  Regency Centers LP
   6.75%, 1/15/2012                                                                        450         446
  Security Capital Pacific Trust
   8.05%, 4/1/2017                                                                         350         364
  Shurgard Storage Centers, Inc.
   7.75%, 2/22/2011                                                                      3,150       3,298
  Simon DeBartolo Group, Inc.
   6.75%, 7/15/2004                                                                        750         780
  Summit Properties Inc.
   6.95%, 8/15/2004                                                                      1,800       1,870
  Susa Partnership LP
   7.50%, 12/1/2027                                                                        400         414
  Vornado Realty
   5.625%, 6/15/2007                                                                     1,875       1,866
                                                                                                 ---------
                                                                                                   245,281
                                                                                                 ---------
INDUSTRIAL (7.9%)
  BASIC INDUSTRY (0.6%)
  Celulosa Arauco Constitution SA
   8.625%, 8/15/2010                                                                     1,750       1,904
  Chevron Phillips Chemical Co.
  (4)     5.375%, 6/15/2007                                                              1,875       1,870
  Cyprus Minerals
   6.625%, 10/15/2005                                                                      600         579
  Domtar Inc.
   7.875%, 10/15/2011                                                                    1,000       1,086
  Dow Chemical Co.
   7.375%, 11/1/2029                                                                     2,000       2,118
  Eastman Chemical Co.
   6.375%, 1/15/2004                                                                       300         311
   7.00%, 4/15/2012                                                                        725         761
   7.25%, 1/15/2024                                                                        450         451
  International Paper Co.
   7.875%, 8/1/2006                                                                        100         110
  Noranda, Inc.
   8.625%, 7/15/2002                                                                       550         551
   7.50%, 7/15/2003                                                                        500         516
   7.25%, 7/15/2012                                                                      2,125       2,102

  48

-----------------------------------------------------------------------------------------------------------
                                                                                          Face      Market
                                                                                        Amount      Value*
                                                                                         (000)       (000)
-----------------------------------------------------------------------------------------------------------
  Potash Corp. of Saskatchewan
   7.75%, 5/31/2011                                                                  $   1,000    $  1,110
  Praxair, Inc.
   6.90%, 11/1/2006                                                                        350         377
  Rohm & Haas Co.
   6.95%, 7/15/2004                                                                        600         638
  Sappi Papier Holding AG
  (4)    6.75%, 6/15/2012                                                                  675         691
  (4)    7.50%, 6/15/2032                                                                  500         510
  Union Carbide Corp.
   6.75%, 4/1/2003                                                                       1,550       1,580
   7.875%, 4/1/2023                                                                        200         194
   7.75%, 10/1/2096                                                                        875         785
  Weyerhaeuser Co.
  (4)    5.50%, 3/15/2005                                                                2,000       2,037
  (4)    6.125%, 3/15/2007                                                               1,000       1,025
  (4)    6.75%, 3/15/2012                                                                1,000       1,022
  (4)    7.375%, 3/15/2032                                                               1,500       1,522

  CAPITAL GOODS (0.8%)
  BAE Systems Holdings Inc.
  (4)    6.40%, 12/15/2011                                                               2,000       2,047
  The Boeing Co.
   6.625%, 2/15/2038                                                                       900         888
  Bombardier Capital Corp.
  (4)    6.125%, 6/29/2006                                                               2,650       2,719
  British Aerospace
  (4)    7.156%, 7/18/2008                                                               1,382       1,456
  CRH Capital Inc.
   6.95%, 3/15/2012                                                                        850         889
 Caterpillar, Inc.
   7.375%, 3/1/2097                                                                        750         784
 Cemex SA de CV
  (4)    8.625%, 7/18/2003                                                               1,700       1,768
 Deere & Co.
   8.50%, 1/9/2022                                                                         100         116
 Hutchison Whampoa International Ltd.
  (4)    7.00%, 2/16/2011                                                                1,000       1,028
 Kennametal Inc.
   7.20%, 6/15/2012                                                                        775         769
 Lafarge Corp.
   6.375%, 7/15/2005                                                                     1,750       1,802
 Lockheed Martin Corp.
   6.50%, 4/15/2003                                                                      1,000       1,027
   7.70%, 6/15/2008                                                                      1,300       1,444
   8.50%, 12/1/2029                                                                      2,000       2,380
 Masco Corp.
   6.00%, 5/3/2004                                                                       1,300       1,350
   6.75%, 3/15/2006                                                                      2,000       2,106
 Textron Inc.
   6.50%, 6/1/2012                                                                         700         718
 Tyco International Group SA
   6.375%, 2/15/2006                                                                     1,000         805
   5.80%, 8/1/2006                                                                       3,500       2,748
   6.375%, 10/15/2011                                                                    1,125         866
   6.875%, 1/15/2029                                                                     1,000         705
 United Technologies Corp.
   4.875%, 11/1/2006                                                                     2,800       2,818
   8.875%, 11/15/2019                                                                      575         703
 Waste Management Inc.
  (4)    7.75%, 5/15/2032                                                                  975         965

 COMMUNICATION (2.5%)
 AT&T Corp.
   5.625%, 3/15/2004                                                                       150         140
  (4)    7.30%, 11/15/2011                                                               2,000       1,717
   8.35%, 1/15/2025                                                                        210         166
   6.50%, 3/15/2029                                                                      1,000         650
  (4)    8.00%, 11/15/2031                                                                 500         385
 AT&T Wireless
   7.35%, 3/1/2006                                                                       3,000       2,498
   8.125%, 5/1/2012                                                                        750         615
   8.75%, 3/1/2031                                                                       3,000       2,333
 Ameritech Capital Funding
   7.50%, 4/1/2005                                                                         600         652
 British Telecommunications PLC
   7.875%, 12/15/2005                                                                    5,250       5,635
 China Telecom
   7.875%, 11/2/2004                                                                     3,300       3,561
 Clear Channel Communications Inc.
   7.25%, 9/15/2003                                                                      6,000       6,138
   6.00%, 11/1/2006                                                                      2,000       1,942
   7.65%, 9/15/2010                                                                        500         503
 Comcast Cable Communication, Inc.
   6.375%, 1/30/2006                                                                     2,350       2,269
   8.375%, 5/1/2007                                                                      1,000       1,013
   8.875%, 5/1/2017                                                                        850         861
 Continental Cablevision
   8.875%, 9/15/2005                                                                       400         422
 Cox Communications Inc.
   7.75%, 11/1/2010                                                                        425         405
 Cox Enterprises
  (4)    7.875%, 9/15/2010                                                                 500         473
 France Telecom
   7.20%, 3/1/2006                                                                       2,500       2,387
 GTE North Inc.
   5.65%, 11/15/2008                                                                       200         198
 GTE South Inc.
   6.125%, 6/15/2007                                                                     2,500       2,585
 Grupo Televisa SA
   8.625%, 8/8/2005                                                                      5,750       6,038

-----------------------------------------------------------------------------------------------------------
                                                                                          Face      Market
                                                                                        Amount      Value*
                                                                                         (000)       (000)
-----------------------------------------------------------------------------------------------------------
 Michigan Bell Telephone Co.
   7.50%, 2/15/2023                                                                     $  175      $  175
 New England Telephone & Telegraph Co.
   6.875%, 10/1/2023                                                                       200         191
   7.875%, 11/15/2029                                                                      750         794
 News America Holdings
   8.50%, 2/15/2005                                                                        700         750
   9.25%, 2/1/2013                                                                       1,000       1,119
   7.75%, 1/20/2024                                                                        200         189
 PCCW Hong Kong Capital Ltd.
  (4)    7.75%, 11/15/2011                                                               3,000       3,055
 Pearson PLC
  (4)    7.00%, 6/15/2011                                                                1,700       1,760
 Qwest Corp.
   7.625%, 6/9/2003                                                                      1,600       1,472
  (4)    8.875%, 3/15/2012                                                               2,000       1,780
 Koninklijke KPN NV
   8.00%, 10/1/2010                                                                      5,000       5,083
 Scholastic Corp.
   5.75%, 1/15/2007                                                                        300         302
 Shaw Communications Inc.
   7.20%, 12/15/2011                                                                     3,000       2,914
 Southwestern Bell Telephone Co.
   6.625%, 7/15/2007                                                                     1,000       1,073
   7.625%, 3/1/2023                                                                        725         748
   7.25%, 7/15/2025                                                                        400         404
 Sprint Capital Corp.
   7.90%, 3/15/2005                                                                      3,100       2,697
   6.00%, 1/15/2007                                                                      5,000       4,100
   8.75%, 3/15/2032                                                                      3,200       2,432
 TCI-Communications, Inc.
   8.25%, 1/15/2003                                                                      2,000       2,038
   7.875%, 8/1/2013                                                                      5,500       5,481
 TPSA Finance BV
  (4)    7.75%, 12/10/2008                                                                 360         346
 Telecomunicaciones de Puerto Rico
   6.65%, 5/15/2006                                                                      1,000       1,003
   6.80%, 5/15/2009                                                                        400         389
 Telefonica de Argentina
  (4)    9.125%, 5/7/2008                                                                3,500       1,575
 Telefonica Europe BV
   7.35%, 9/15/2005                                                                      1,000       1,052
 Telefonos de Mexico, SA
   8.25%, 1/26/2006                                                                      3,700       3,920
 Telus Corp.
   7.50%, 6/1/2007                                                                       4,000       3,832
   8.00%, 6/1/2011                                                                         400         348
 Thomson Corp.
   5.75%, 2/1/2008                                                                         800         810
 US West Capital Funding, Inc.
   6.875%, 7/15/2028                                                                     1,500         720
 US West Communications Inc.
   7.20%, 11/1/2004                                                                      1,400       1,246
 Verizon Wireless Inc.
  (4)    5.375%, 12/15/2006                                                              3,000       2,799
 Verizon New Jersey, Inc.
   5.875%, 1/17/2012                                                                     1,975       1,899
 Verizon New York, Inc.
   6.875%, 4/1/2012                                                                        900         910
   7.375%, 4/1/2032                                                                        900         869
 Vodafone AirTouch PLC
   7.625%, 2/15/2005                                                                     3,700       3,987

 CONSUMER CYCLICAL (1.4%)
 AOL Time Warner
   5.625%, 5/1/2005                                                                      1,350       1,311
   6.125%, 4/15/2006                                                                     2,000       1,925
   6.15%, 5/1/2007                                                                       1,875       1,790
   7.625%, 4/15/2031                                                                       800         706
 Auburn Hills
   12.375%, 5/1/2020                                                                       175         251
 CVS Corp.
   5.50%, 2/15/2004                                                                        675         695
 Cendant Corp.
   6.875%, 8/15/2006                                                                     7,000       6,976
 Cia. Brasil de Bebidas
  (4)    10.50%,12/15/2011                                                               1,500       1,080
 Costco Wholesale Corp.
   5.50%, 3/15/2007                                                                        700         722
 Dayton Hudson Corp.
   6.75%, 1/1/2028                                                                       1,000         993
   6.65%, 8/1/2028                                                                         500         490
 Ford Capital BV
   9.50%, 6/1/2010                                                                         100         114
 Ford Motor Co.
   6.375%, 2/1/2029                                                                      1,250       1,018
   7.45%, 7/16/2031                                                                      3,000       2,802
   9.98%, 2/15/2047                                                                      1,000       1,163
 Harrahs Operating Co., Inc.
   7.125%, 6/1/2007                                                                      1,000       1,053
   7.50%, 1/15/2009                                                                        500         531
 Liberty Media Corp.
   7.75%, 7/15/2009                                                                      1,000       1,015
   8.25%, 2/1/2030                                                                       1,500       1,434
 Mach One CDO, Ltd.
  (4)    6.70%, 3/15/2030                                                                2,307       2,388
 May Department Stores Co.
   9.75%, 2/15/2021                                                                        114         142
 Pulte Homes Inc.
   7.875%, 8/1/2011                                                                      1,200       1,269
   7.875%, 6/15/2032                                                                     1,100       1,100
 Sears, Roebuck & Co.
   6.25%, 1/15/2004                                                                        650         675

 50

-----------------------------------------------------------------------------------------------------------
                                                                                          Face      Market
                                                                                        Amount      Value*
                                                                                         (000)       (000)
-----------------------------------------------------------------------------------------------------------
Starwood Hotels Resorts
  (4)    7.375%, 5/1/2007                                                             $  1,175    $  1,170
 Target Corp.
 7.00%, 7/15/2031                                                                        1,525       1,573
 Time Warner Inc.
 7.975%, 8/15/2004                                                                       2,000       2,059
 8.18%, 8/15/2007                                                                          500         518
 Time Warner Entertainment
 8.375%, 3/15/2023                                                                       1,500       1,490
 Toys R Us
 6.875%, 8/1/2006                                                                        2,500       2,473
 7.625%, 8/1/2011                                                                        1,500       1,444
 Viacom Inc.
 6.75%, 1/15/2003                                                                        1,000       1,021
 7.75%, 6/1/2005                                                                         4,000       4,347
 6.40%, 1/30/2006                                                                          500         521
 WFS Financial Owner Trust
 4.50%, 2/20/2010                                                                        1,300       1,312
 Wal-Mart Stores, Inc.
 4.375%, 8/1/2003                                                                        5,000       5,101
  (4)    5.58%, 5/1/2006                                                                 4,000       4,162
 Wendy's International, Inc.
   6.20%, 6/15/2014                                                                        400         404

 CONSUMER NONCYCLICAL (1.1%)
 Anheuser-Busch Cos., Inc.
   7.10%, 6/15/2007                                                                      2,100       2,245
   7.125%, 7/1/2017                                                                        400         414
   7.375%, 7/1/2023                                                                        125         128
 Apogent Technologies Inc.
   8.00%, 4/1/2011                                                                       1,000       1,096
 C.R. Bard, Inc.
   6.70%, 12/1/2026                                                                      1,100       1,160
 Bristol-Myers Squibb
   5.75%, 10/1/2011                                                                        600         597
 Campbell Soup Co.
   6.75%, 2/15/2011                                                                      1,000       1,059
 Delhaize America Inc.
   7.375%, 4/15/2006                                                                     1,000       1,040
   8.125%, 4/15/2011                                                                     1,000       1,050
   9.00%, 4/15/2031                                                                      2,300       2,477
 Dole Foods Inc.
  (4)    7.25%, 5/1/2009                                                                   850         867
 General Mills Inc.
   5.125%, 2/15/2007                                                                     1,600       1,604
 Grand Metropolitan Investment Corp.
 9.00%, 8/15/2011                                                                        1,000       1,216
 HCA Inc.
   6.95%, 5/1/2012                                                                       1,500       1,513
 HealthSouth Corp.
  (4)    7.625%, 6/1/2012                                                                2,125       2,093
 International Flavors & Fragrances
   6.45%, 5/15/2006                                                                      1,100       1,139
 Kellogg Co.
   6.00%, 4/1/2006                                                                       2,000       2,087
 Kraft Foods Inc.
   4.625%, 11/1/2006                                                                     1,200       1,196
   5.625%, 11/1/2011                                                                       800         790
   6.50%, 11/1/2031                                                                      2,000       1,943
 Kroger Co.
   8.15%, 7/15/2006                                                                      1,000       1,104
   7.65%, 4/15/2007                                                                        570         625
   8.05%, 2/1/2010                                                                       1,000       1,107
   8.00%, 9/15/2029                                                                        425         462
 McKesson Corp.
   7.75%, 2/1/2012                                                                         500         537
 Fred Meyer, Inc.
   7.375%, 3/1/2005                                                                      2,000       2,143
 Pharmacia Corp.
   5.75%, 12/1/2005                                                                      1,000       1,047
 Philip Morris Cos., Inc.
   8.25%, 10/15/2003                                                                       450         479
   7.00%, 7/15/2005                                                                        500         533
 RJ Reynolds Tobacco Holdings Inc.
   6.50%, 6/1/2007                                                                       1,250       1,268
   7.25%, 6/1/2012                                                                       2,025       2,026
 Safeway Inc.
   6.85%, 9/15/2004                                                                      1,500       1,587
 SuperValu Inc.
   7.50%, 5/15/2012                                                                      2,500       2,568
 Tenet Healthcare Corp.
   5.375%, 11/15/2006                                                                    1,350       1,354
   5.00%, 7/1/2007                                                                       2,475       2,442
   6.50%, 6/1/2012                                                                       1,125       1,139
   6.875%, 11/15/2031                                                                      500         473
 United Health Group Inc.
   5.20%, 1/17/2007                                                                      1,000       1,012
 WellPoint Health Network
   6.375%, 1/15/2012                                                                       900         925

 ENERGY (1.0%)
 Alberta Energy Co. Ltd.
   7.375%, 11/1/2031                                                                     1,000       1,045
 Amerada Hess Corp.
   5.30%, 8/15/2004                                                                      4,000       4,123
   5.90%, 8/15/2006                                                                      1,700       1,761
   7.30%, 8/15/2031                                                                      1,000       1,024
 Burlington Resources Inc.
  (4)    6.50%, 12/1/2011                                                                1,000       1,029
  (4)    7.40%, 12/1/2031                                                                1,500       1,600
 Conoco Funding Co.
   6.35%, 10/15/2011                                                                       175         181

-----------------------------------------------------------------------------------------------------------
                                                                                          Face      Market
                                                                                        Amount      Value*
                                                                                         (000)       (000)
-----------------------------------------------------------------------------------------------------------
 Conoco Inc.
   5.90%, 4/15/2004                                                                   $  3,500    $  3,639
 Devon Energy Corp.
   7.95%, 4/15/2032                                                                        300         323
 Devon Financing Corp.
   6.875%, 9/30/2011                                                                     1,000       1,039
   7.875%, 9/30/2031                                                                     2,500       2,662
 Marathon Oil Corp.
   5.375%, 6/1/2007                                                                      1,250       1,258
   6.125%, 3/15/2012                                                                       675         669
   6.80%, 3/15/2032                                                                      1,000         958
 Mobil Corp.
   7.625%, 2/23/2033                                                                       175         180
 Noble Drilling Corp.
   7.50%, 3/15/2019                                                                      2,000       1,953
 PF Export Receivables Master Trust
  (3)(4 )6.60%, 12/1/2011                                                                1,500       1,524
 Pancanadian Energy Corp.
   7.20%, 11/1/2031                                                                        475         466
 Petro--Canada
   9.25%, 10/15/2021                                                                     1,125       1,355
 Petrobras International Finance Co. Ltd.
   9.875%, 5/9/2008                                                                      1,500       1,155
   9.75%, 7/6/2011                                                                       1,500       1,125
 Petro Geo---Services
   7.50%, 3/31/2007                                                                      1,250       1,046
   8.15%, 7/15/2029                                                                        750         521
 Petroliam Nasional Bhd.
  (4)    8.875%, 8/1/2004                                                                  700         769
  (4)    7.625%, 10/15/2026                                                                750         707
 Petronas Capital Ltd.
  (4)    7.00%, 5/22/2012                                                                1,800       1,814
  (4)    7.875%, 5/22/2022                                                               2,200       2,183
 Phillips Petroleum Co.
   8.50%, 5/25/2005                                                                      1,050       1,174
 Schlumberger Technology Corp.
(4)      6.50%, 4/15/2012                                                                  500         518
 Suncor Energy Inc.
   7.15%, 2/1/2032                                                                         900         893
 Texaco Capital Corp.
   8.875%, 9/1/2021                                                                        100         125
   7.50%, 3/1/2043                                                                         150         156
 Tosco Corp.
   7.25%, 1/1/2007                                                                       1,000       1,091
   8.125%, 2/15/2030                                                                     2,400       2,780
 Union Oil of California
   6.375%, 2/1/2004                                                                        150         156
   7.50%, 2/15/2029                                                                        910         941

 TECHNOLOGY (0.1%)
 Applied Materials, Inc.
   8.00%, 9/1/2004                                                                         125         134
 First Data Corp.
   6.375%, 12/15/2007                                                                    1,000       1,062
   5.625%, 11/1/2011                                                                     1,500       1,485
 International Business Machines Corp.
   6.45%, 8/1/2007                                                                       1,000       1,059
   7.125%, 12/1/2096                                                                     1,125       1,115
 Texas Instruments Inc.
   6.125%, 2/1/2006                                                                        600         616

 TRANSPORTATION (0.4%)
 American Airlines Inc. Pass- Through Certificates
   6.855%, 4/15/2009                                                                       750         810
   7.024%, 10/15/2009                                                                      600         612
   6.817%, 5/23/2011                                                                     1,400       1,389
 Burlington Northern Santa Fe Corp.
   6.375%, 12/15/2005                                                                      150         158
   6.75%, 3/15/2029                                                                        750         747
   7.25%, 8/1/2097                                                                         300         297
 Canadian National Railway Co.
   6.80%, 7/15/2018                                                                      1,075       1,084
 Canadian Pacific Rail
   7.125%, 10/15/2031                                                                      700         733
 Conrail Corp.
   9.75%, 6/15/2020                                                                        120         149
 Continental Airlines, Inc.
  (Equipment Trust Certificates)
   6.648%, 3/15/2019                                                                       748         727
 Delta Air Lines, Inc.
  (Equipment Trust Certificates)
  (3)    8.54%, 1/2/2007                                                                   303         295
 Delta Air Lines, Inc. Pass-Through Certificates
   7.111%, 9/18/2011                                                                     1,500       1,550
 ERAC USA Finance Co.
  (4)    7.35%, 6/15/2008                                                                1,500       1,596
 Hertz Corp.
   7.40%, 3/1/2011                                                                       1,000         983
   7.625%, 6/1/2012                                                                      1,400       1,389
 Norfolk Southern Corp.
   8.375%, 5/15/2005                                                                       550         596
   7.40%, 9/15/2006                                                                        535         577
   7.70%, 5/15/2017                                                                        100         115
   7.90%, 5/15/2097                                                                        100         106
 NorthWest Airlines, Inc. Pass-Through Certificates
   6.841%, 4/1/2011                                                                        800         798

 52

-----------------------------------------------------------------------------------------------------------
                                                                                          Face      Market
                                                                                        Amount      Value*
                                                                                         (000)       (000)
-----------------------------------------------------------------------------------------------------------
 Southwest Airlines Co.
   6.50%, 3/1/2012                                                                      $  650      $  668
 US Airways Pass-Through Trust
   8.11%, 2/20/2017                                                                      1,849       1,940
                                                                                                ----------
                                                                                                   339,115
                                                                                                ----------
UTILITIES (2.3%)
 ELECTRIC UTILITIES (1.7%)
 Arizona Public Service Co.
   7.25%, 8/1/2023                                                                         400         381
 Calpine Canada Energy
   8.50%, 5/1/2008                                                                         100          67
 Commonwealth Edison Co.
   7.50%, 7/1/2013                                                                         250         279
 Consolidated Edison Inc.
   6.625%, 12/15/2005                                                                    5,000       5,330
 Detroit Edison
   7.50%, 2/1/2005                                                                       2,000       2,153
 Dominion Fiber Ventures, LLC
(4)      7.05%, 3/15/2005                                                                3,500       3,378
 Dominion Resources Inc.
   3.875%, 1/15/2004                                                                    15,000      14,931
 Duke Energy Corp.
   6.25%, 1/15/2012                                                                        900         913
 Edison Mission
   9.875%, 4/15/2011                                                                     2,000       1,970
 Energy East Corp.
   6.75%, 6/15/2012                                                                        500         512
 FirstEnergy Corp.
   5.50%, 11/15/2006                                                                     1,000         974
 Florida Power & Light
   6.875%, 12/1/2005                                                                     2,350       2,522
 HGI Transelec Chile SA
   7.875%, 4/15/2011                                                                     1,500       1,578
 Illinois Power Co.
   7.50%, 7/15/2025                                                                        500         396
 Israel Electric Corp.
  (4)    7.25%, 12/15/2006                                                               1,235       1,309
  (4)    7.75%, 3/1/2009                                                                 1,300       1,343
  (4)    7.95%, 5/30/2011                                                                1,800       1,873
 MidAmerican Energy Co.
   6.75%, 12/30/2031                                                                     1,225       1,169
 Mirant Americas Generation, LLC
   8.50%, 10/1/2021                                                                      2,000       1,530
 NRG Energy Inc.
   9.292%, 12/15/2024                                                                    2,500       2,243
 National Rural Utility Co.
   6.20%, 2/1/2008                                                                         500         510
 PPL Capital Funding
   7.75%, 4/15/2005                                                                      6,500       6,574
 PSEG Power
   6.875%, 4/15/2006                                                                     2,150       2,232
 PacificCorp.
   6.90%, 11/15/2011                                                                     1,500       1,590
   7.70%, 11/15/2031                                                                       500         530
 Progress Energy Inc.
   6.75%, 3/1/2006                                                                       2,300       2,418
   7.00%, 10/30/2031                                                                     1,000         970
 Reliant Energy Resources
   8.125%, 7/15/2005                                                                     3,450       3,036
   7.75%, 2/15/2011                                                                      1,500       1,310
 South Point Energy
(4)      8.40%, 5/30/2012                                                                1,500       1,095
(4)      9.825%, 5/30/2019                                                               3,000       2,100
 Southwestern Electric Power
   4.50%, 7/1/2005                                                                       1,200       1,195
 Teco Energy Inc.
   7.00%, 5/1/2012                                                                       1,225       1,280
 Texas Utilities Co.
   7.875%, 3/1/2023                                                                         25         230
 Union Electric Power Co.
   7.65%, 7/15/2003                                                                        250         262
 Virginia Electric & Power Co.
   6.625%, 4/1/2003                                                                      1,250       1,284
   5.375%, 2/1/2007                                                                      1,025       1,035
   6.75%, 10/1/2023                                                                        500         476

 NATURAL GAS (0.6%)
 Coastal Corp.
   6.50%, 5/15/2006                                                                        500         491
   6.50%, 6/1/2008                                                                       1,000         962
   7.42%, 2/15/2037                                                                        325         281
 Consolidated Natural Gas
   5.375%, 11/1/2006                                                                     1,500       1,495
 Duke Energy Field Services
   7.875%, 8/16/2010                                                                     1,000       1,069
 El Paso Energy Corp.
   6.75%, 5/15/2009                                                                      3,500       3,303
  (4)    7.875%, 6/15/2012                                                               1,500       1,500
  (4)    8.375%, 6/15/2032                                                                 500         517
 Enron Corp.
   **9.125%, 4/1/2003                                                                      700          84
   **7.125%, 5/15/2007                                                                     300          36
   **6.875%, 10/15/2007                                                                  1,000         120
 Enterprise Products Partners LP
   7.50%, 2/1/2011                                                                       2,500       2,599
 KN Energy, Inc.
   6.45%, 3/1/2003                                                                         750         764
 Keyspan Corp.
   7.25%, 11/15/2005                                                                     2,100       2,261
 Sempra Energy
   6.80%, 7/1/2004                                                                       4,000       4,174


-----------------------------------------------------------------------------------------------------------
                                                                                          Face      Market
                                                                                        Amount      Value*
                                                                                         (000)       (000)
-----------------------------------------------------------------------------------------------------------
Tennessee Gas Pipeline
   7.625%, 4/1/2037                                                                   $  1,000      $  959
 Williams Communications Group, Inc.
  (4)    8.25%, 3/15/2004                                                                3,700       3,578
 7.50%, 1/15/2031                                                                        1,000         720
 7.75%, 6/15/2031                                                                        2,300       1,817
 Yosemite Security Trust
(4) **   8.25%, 11/15/2004                                                               4,000         680
                                                                                                 ---------
                                                                                                   100,388
                                                                                                 ---------
----------------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(Cost $771,881)                                                                                    774,308
----------------------------------------------------------------------------------------------------------
SOVEREIGN BONDS (0.5%)
 (U.S. DOLLAR-DENOMINATED)
----------------------------------------------------------------------------------------------------------
Inter-American Development Bank
 8.50%, 3/15/2011                                                                       $  175      $  210
KFW International Finance, Inc.
 7.625%, 2/15/2004                                                                         400         430
Petroleos Mexicanos
(4)      6.50%, 2/1/2005                                                                 3,000       3,045
Pemex Master Trust
(4)      7.875%, 2/1/2009                                                                1,870       1,919
Province of British Columbia
 7.00%, 1/15/2003                                                                          630         647
Province of Newfoundland
 10.00%, 12/1/2020                                                                         250         349
 7.32%, 10/13/2023                                                                         600         660
Province of Ontario
 7.375%, 1/27/2003                                                                         175         180
Province of Quebec
 7.125%, 2/9/2024                                                                          400         436
Province of Saskatchewan
 6.625%, 7/15/2003                                                                       2,250       2,349
 8.00%, 7/15/2004                                                                        1,600       1,706
Republic of Chile
 5.625%, 7/23/2007                                                                       4,550       4,512
 6.875%, 4/28/2009                                                                       1,000       1,025
Republic of El Salvador
(4)      8.25%, 4/10/2032                                                                  700         706
Republic of Finland
 7.875%, 7/28/2004                                                                         850         932
Republic of Portugal
 5.75%, 10/8/2003                                                                        1,000       1,039
Republic of South Africa
 7.375%, 4/25/2012                                                                       1,175       1,162
United Mexican States
 8.375%, 1/14/2011                                                                       1,000       1,034
 8.30%, 8/15/2031                                                                        1,000         973
United Mexican States
 Value Recovery Rights
 0.00%, 12/31/2019                                                                       3,950           9
-----------------------------------------------------------------------------------------------------------
TOTAL SOVEREIGN BONDS
(Cost $22,739)                                                                                      23,323
-----------------------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (2.2%)
-----------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.
(2)      1.83%, 7/31/2002                                                                1,500       1,498
REPURCHASE AGREEMENTS
Collateralized by U.S. Government
Obligations in a Pooled Cash Account
 1.97%, 7/1/2002                                                                        59,630      59,630
 1.97%, 7/1/2002--Note E                                                                33,619      33,619
-----------------------------------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $94,747)                                                                                      94,747
-----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (101.2%)
(Cost $4,428,730)                                                                                4,372,119
-----------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-1.2%)
-----------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                63,657
Liabilities--Note E                                                                               (116,432)
                                                                                                  --------
                                                                                                   (52,775)
                                                                                                  --------
-----------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                               $4,319,344
-----------------------------------------------------------------------------------------------------------

*See Note A in Notes to Financial Statements.
*Non-income-producing security.
**Non-income-producing security--debt security in default.
*(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 57.8% and 1.8%, respectively, of net assets. See Note D in Notes to Financial Statements.
*(2)Security segregated as initial margin for open futures contracts.
*(3)The average maturity is shorter than the final maturity shown due to scheduled interim principal payments.
*(4)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2002, the aggregate value of these securities was $115,441,000, representing 2.7% of net assets.
REIT--Real Estate Investment Trust.

--------------------------------------------------------------------------------
                                                                          Amount
                                                                           (000)
--------------------------------------------------------------------------------
AT JUNE 30, 2002, NET ASSETS CONSISTED OF:
Paid-in Capital                                                      $4,405,057
Undistributed Net Investment Income                                       5,202
Accumulated Net Realized Losses                                         (33,767)
Unrealized Depreciation--Note D
 Investment Securities                                                  (56,611)
 Futures Contracts                                                         (537)
--------------------------------------------------------------------------------
NET ASSETS                                                            $4,319,344
================================================================================
Investor Shares--Net Assets

Applicable to 186,898,350 outstanding $.001
 par value shares of beneficial interest
 (unlimited authorization)                                            $3,097,337
================================================================================
NET ASSET VALUE PER SHARE--
 INVESTOR SHARES                                                          $16.57
================================================================================
Admiral Shares--Net Assets

Applicable to 29,815,261 outstanding $.001
 par value shares of beneficial interest
 (unlimited authorization)                                              $494,117
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
 ADMIRAL SHARES                                                           $16.57
================================================================================
Institutional Shares--Net Assets
Applicable to 43,919,825 outstanding $.001
 par value shares of beneficial interest
 (unlimited authorization)                                              $727,890
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
 INSTITUTIONAL SHARES                                                     $16.57
================================================================================

STATEMENT OF OPERATIONS

This Statement shows the types of income earned by the fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain
(Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

================================================================================
                                                            BALANCED INDEX FUND
                                                 Six Months Ended June 30, 2002
                                                                          (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
 Income
 Dividends                                                             $ 16,811
 Interest                                                                56,152
 Security Lending                                                           127
--------------------------------------------------------------------------------
  Total Income                                                           73,090
--------------------------------------------------------------------------------
EXPENSES
 The Vanguard Group--Note B
  Investment Advisory Services                                               38
  Management and Administrative
   Investor Shares                                                        2,919
   Admiral Shares                                                           352
   Institutional Shares                                                     248
  Marketing and Distribution
   Investor Shares                                                          335
   Admiral Shares                                                            31
   Institutional Shares                                                      45
 Custodian Fees                                                             107
 Auditing Fees                                                                6
 Shareholders' Reports
 Investor Shares                                                            105
 Admiral Shares                                                               1
 Institutional Shares                                                        --
 Trustees' Fees and Expenses                                                  2
--------------------------------------------------------------------------------
  Total Expenses                                                          4,189
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                    68,901
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
 Investment Securities Sold                                             (26,283)
 Futures Contracts                                                         (685)
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                                                (26,968)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
 Investment Securities                                                 (310,908)
 Futures Contracts                                                         (958)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                       (311,866)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                            $(269,933)
================================================================================

STATEMENT OF CHANGES IN NET ASSETS
This Statement shows how the fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

==========================================================================================================
                                                                                  BALANCED INDEX FUND
                                                                     -------------------------------------
                                                                       Six Months                    Year
                                                                            Ended                   Ended
                                                                    June 30, 2002           Dec. 31, 2001
                                                                            (000)                   (000)
----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income                                                   $ 68,901                $ 134,597
Realized Net Gain (Loss)                                                 (26,968)                  (6,109)
Change in Unrealized Appreciation (Depreciation)                        (311,866)                (252,275)
----------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from Operations       (269,933)                (123,787)
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Net Investment Income
  Investor Shares                                                        (43,809)                (103,382)
  Admiral Shares                                                          (7,783)                 (14,172)
  Institutional Shares                                                    (9,208)                 (18,375)
 Realized Capital Gain*
  Investor Shares                                                             --                   (4,444)
  Admiral Shares                                                              --                     (477)
  Institutional Shares                                                        --                     (568)
----------------------------------------------------------------------------------------------------------
  Total Distributions                                                    (60,800)                (141,418)
----------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONs--Note F
 Investor Shares                                                         218,505                 (258,665)
 Admiral Shares                                                           67,339                  178,801
 Institutional Shares                                                    176,875                  482,528
----------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) from Capital Share Transactions                462,719                  402,664
----------------------------------------------------------------------------------------------------------
 Total Increase (Decrease)                                               131,986                  137,459
----------------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Period                                                   4,187,358                4,049,899
----------------------------------------------------------------------------------------------------------
 End of Period                                                        $4,319,344               $4,187,358
==========================================================================================================

*Includes 2001 short-term gain distributions totaling $1,098,000 that are treated as ordinary income for tax purposes.

FINANCIAL HIGHLIGHTS
This table summarizes the fund's investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

BALANCED INDEX FUND INVESTOR SHARES

==========================================================================================================
                                                               Year Ended December 31,
FOR A SHARE OUTSTANDING                     Six Months Ended----------------------------------------------
THROUGHOUT EACH PERIOD                         June 30, 2002    2001      2000     1999      1998    1997
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $17.86  $19.08    $20.22   $18.48    $16.29  $13.92
----------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                  .273     .591     .645      .58       .54    .520
 Net Realized and Unrealized Gain (Loss)
  on Investments                                      (1.323) (1.189)   (1.038)    1.88      2.33   2.525
----------------------------------------------------------------------------------------------------------
   Total from Investment Operations                   (1.050)  (.598)    (.393)    2.46      2.87   3.045
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                 (.240)  (.597)    (.647)    (.58)     (.54)  (.530)
  Distributions from Realized Capital Gains               --   (.025)    (.100)    (.14)     (.14)  (.145)
----------------------------------------------------------------------------------------------------------
   Total Distributions                                 (.240)  (.622)    (.747)    (.72)     (.68)  (.675)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $16.57  $17.86    $19.08   $20.22    $18.48  $16.29
==========================================================================================================
TOTAL RETURN*                                         -5.92%  -3.02%    -2.04%   13.61%    17.85%  22.24%
==========================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                 $3,097  $3,117    $3,586   $3,128    $2,004  $1,260
 Ratio of Total Expenses
  Average Net Assets                                 0.22%**   0.22%     0.22%    0.20%     0.21%   0.20%
 Ratio of Net Investment Income to
  Average Net Assets                                 3.16%**   3.26%     3.30%    3.18%     3.29%   3.56%
 Portfolio Turnover Rate                               31%**     33%       28%      29%       25%     18%
==========================================================================================================

*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Annualized.
58

BALANCED INDEX FUND ADMIRAL SHARES

==========================================================================================================

                                                                 Six Months        Year
                                                                      Ended       Ended       Nov. 13* to
                                                                   June 30,    Dec. 31,          Dec. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                         2002        2001              2000
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $17.86      $19.08            $19.40
----------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                 .280        .602              .088
  Net Realized and Unrealized Gain (Loss) on Investments             (1.323)     (1.189)            (.129)
----------------------------------------------------------------------------------------------------------
   Total from Investment Operations                                  (1.043)      (.587)            (.041)
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                                (.247)      (.608)            (.189)
  Distributions from Realized Capital Gains                              --       (.025)            (.090)
----------------------------------------------------------------------------------------------------------
   Total Distributions                                                (.247)      (.633)            (.279)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                       $16.57      $17.86            $19.08
==========================================================================================================
TOTAL RETURN                                                         -5.89%      -2.96%            -0.20%
==========================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                                  $494        $471              $316
 Ratio of Total Expenses to Average Net Assets                      0.15%**       0.15%           0.15%**
 Ratio of Net Investment Income to Average Net Assets               3.22%**       3.32%           3.49%**
 Portfolio Turnover Rate                                              31%**         33%               28%
==========================================================================================================

 *Inception.
**Annualized.

****
****

FINANCIAL HIGHLIGHTS (continued)

BALANCED INDEX FUND INSTITUTIONAL SHARES

==========================================================================================================

                                                                 Six Months        Year
                                                                      Ended       Ended         Dec.1* to
                                                                   June 30,    Dec. 31,          Dec. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                         2002        2001              2000
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $17.86      $19.08            $19.05
----------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                 .283        .612              .056
 Net Realized and Unrealized Gain (Loss) on Investments              (1.323)     (1.189)             .253
----------------------------------------------------------------------------------------------------------
   Total from Investment Operations                                  (1.040)      (.577)             .309
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income                               (.250)      (.618)            (.189)
   Distributions from Realized Capital Gains                             --       (.025)            (.090)
----------------------------------------------------------------------------------------------------------
   Total Distributions                                                (.250)      (.643)            (.279)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                       $16.57      $17.86            $19.08
==========================================================================================================
TOTAL RETURN                                                         -5.87%      -2.90%             1.63%
==========================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                                  $728        $599              $148
 Ratio of Total Expenses to Average Net Assets                      0.10%**       0.10%           0.10%**
 Ratio of Net Investment Income to Average Net Assets               3.28%**       3.37%           3.36%**
 Portfolio Turnover Rate                                              31%**         33%               28%
==========================================================================================================

 *Inception.
**Annualized.
60

NOTES TO FINANCIAL STATEMENTS

Vanguard Balanced Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund's investments are in corporate debt instruments; the issuers' abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund's minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $10 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.
     1. SECURITY VALUATION: Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices are taken from the primary market in which each security trades. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued by methods deemed by the board of trustees to represent fair value.
     2. FEDERAL INCOME TAXES: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.
     3. REPURCHASE AGREEMENTS: The fund, along with other members of The Vanguard Group, transfers uninvested cash balances into a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
     4. FUTURES CONTRACTS: The fund uses S&P 500 Index futures contracts, S&P MidCap 400 Index futures contracts, and Russell 2000 Index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between the changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.
     Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

                                                                              61

Notes to Financial Statements(continued)

     5. DISTRIBUTIONs: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.
     6. OTHER: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date the securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities.
     Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2002, the fund had contributed capital of $809,000 to Vanguard (included in Other Assets), representing 0.02% of the fund's net assets and 0.81% of Vanguard's capitalization. The fund's trustees and officers are also directors and officers of Vanguard.

C. During the six months ended June 30, 2002, the fund purchased $650,022,000 of investment securities and sold $201,439,000 of investment securities other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $593,080,000 and $456,601,000, respectively.
     At December 31, 2001, the fund had available realized losses of $6,702,000 to offset future net capital gains of $5,846,000 through December 31, 2009, and $856,000 through December 31, 2010.

D. At June 30, 2002, net unrealized depreciation of investment securities for financial reporting and federal income tax purposes was $56,611,000, consisting of unrealized gains of $488,627,000 on securities that had risen in value since their purchase and $545,238,000 in unrealized losses on securities that had fallen in value since their purchase.
     At June 30, 2002, the aggregate settlement value of open futures contracts expiring in September 2002 and the related unrealized appreciation (depreciation) were:

--------------------------------------------------------------------------------
                                                                (000)
                                                  ------------------------------
                                                   Aggregate          Unrealized
                                  Number of       Settlement        Appreciation
Futures Contracts            Long Contracts            Value      (Depreciation)
--------------------------------------------------------------------------------
S&P 500 Index                            58          $14,357              $(501)
S&P MidCap 400 Index                      8            1,961                (43)
Russell 2000 Index                        5            1,158                  7
--------------------------------------------------------------------------------

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.
62

E. The market value of securities on loan to broker/dealers at June 30, 2002, was $53,921,000, for which the fund held cash collateral of $33,619,000 and U.S. Treasury securities with a market value of $24,889,000. The fund invests cash collateral received in repurchase agreements, and records a liability for the return of the collateral, during the period the securities are on loan. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

F. Capital share transactions for each class of shares were:

-------------------------------------------------------------------------------------------------
                                                 Six Months Ended                Year Ended
                                                   June 30, 2002             December 31, 2001
                                                 --------------------      ----------------------
                                                  Amount       Shares      Amount         Shares
                                                   (000)        (000)       (000)          (000)
-------------------------------------------------------------------------------------------------
Investor Shares
 Issued                                         $489,732       27,795   $ 870,791         47,840
 Issued in Lieu of Cash Distributions             41,821        2,432     102,655          5,874
 Redeemed                                       (313,048)     (17,857) (1,232,111)       (67,153)
                                               --------------------------------------------------
   Net Increase (Decrease)--Investor Shares      218,505       12,370    (258,665)       (13,439)
                                              ---------------------------------------------------
Admiral Shares
 Issued                                          190,701       10,736     283,690         15,405
 Issued in Lieu of Cash Distributions              7,066          412      13,006            746
 Redeemed                                       (130,428)      (7,719)   (117,895)        (6,302)
                                               --------------------------------------------------
   Net Increase (Decrease)--Admiral Shares        67,339        3,429     178,801          9,849
                                               --------------------------------------------------
Institutional Shares
 Issued                                          215,474       12,556     583,437         31,327
 Issued in Lieu of Cash Distributions              9,022          525      18,506          1,062
 Redeemed                                        (47,621)      (2,711)   (119,415)        (6,592)
                                               --------------------------------------------------
   Net Increase (Decrease)--Institutional Shares 176,875       10,370     482,528         25,797
-------------------------------------------------------------------------------------------------

ADVANTAGES of Vanguard.com[R]                              [PICTURE OF COMPUTER]
Why wait for the mail? You can get fund reports like this one sooner--and reduce the amount of mail you receive from us. Simply choose to view your fund reports online.
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On our website, you can:
*    Choose to stop receiving fund reports and  prospectuses  via U.S. mail, and
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funds. You will continue to receive confirmations of purchases, redemptions, and
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HOW TO NOTIFY US ABOUT YOUR MAILING PREFERENCES
You can easily tell us to stop mailing your fund reports and prospectuses. Just log on to Vanguard.com (or follow the easy steps to register for secure, online access to your accounts) and update your Web Profile. Registered users can also
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     If you invest  directly  with us, you can also elect to receive all of your
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which detail every transaction you make during the year.  However, if you invest
with  us  through  an   employer-sponsored   retirement   plan  or  a  financial
intermediary, some of these options may not be available to you.
     All Vanguard shareholders can choose to receive our electronic newsletters:
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services,  and online  resources,  delivered  every month and  whenever  there's breaking news.

YOUR ONLINE INFORMATION IS SECURE
Vanguard.com uses some of the most secure forms of online communication available, including data encryption and Secure Sockets Layer (SSL) protocol. These technologies provide a high level of security and privacy when you access your account information, initiate online transactions, or send us messages.

THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.
     A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds.
     Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.
================================================================================
TRUSTEES (YEAR ELECTED)

JOHN J. BRENNAN - (1987)
Chairman of the Board, Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group.

CHARLES D. ELLIS - (2001)
The Partners of '63 (pro bono ventures in education); Senior Adviser to Greenwich Associates (international business-strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

RAJIV L. GUPTA (2001)
Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Technitrol, Inc. (electronic components), and Agere Systems (communications components); Board Member of the American Chemistry Council; and Trustee of Drexel University.

JOANN HEFFERNAN HEISEN - (1998)
Vice President, Chief Information Officer, and Member of the Executive Committee of Johnson & Johnson - (pharmaceuticals/consumer products); Director of the Medical Center at Princeton and Women's Research and Education Institute.

BURTON G. MALKIEL - (1977)
Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Vanguard Investment Series plc (Irish investment fund), Vanguard Group (Ireland) Limited (Irish investment management firm), Prudential Insurance - Co. of America, BKF Capital (investment management firm), The Jeffrey Co. (holding company), and NeuVis, Inc. - (software company).

ALFRED M. RANKIN, JR. - (1993)
Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services).

J. LAWRENCE WILSON - (1985)
Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines), The Mead Corp. (paper products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University.

--------------------------------------------------------------------------------
EXECUTIVE OFFICERS
R. GREGORY BARTON
Secretary; Managing Director and General Counsel of The Vanguard Group, Inc.; Secretary of The Vanguard Group - and of each of the investment companies served by The Vanguard Group.

THOMAS J. HIGGINS
Treasurer; Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by - The Vanguard Group.

More  information   about  the  trustees  is  in  the  Statement  of  Additional
Information, available from The Vanguard Group.

VANGUARD SENIOR MANAGEMENT TEAM
Mortimer J. Buckley, Information Technology.
James H. Gately, Direct Investor Services.
Kathleen C. Gubanich, Human Resources.
Ian A. MacKinnon, Fixed Income Group.
F. William McNabb, III, Institutional Investor Group.
Michael S. Miller, Planning and Development.
Ralph K. Packard, Finance.
George U. Sauter, Quantitative Equity Group.
--------------------------------------------------------------------------------
John C. Bogle, Founder; Chairman and Chief Executive Officer, 1974-1996.

                                                                     [SHIP LOGO]
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trademarks of The Vanguard Group, Inc.
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All other marks are the property of their respective owners.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

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The photographs are copyrighted by Mr. Kahn.

FOR MORE INFORMATION
This report is intended for the funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current
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                                               [C] 2002 The Vanguard Group, Inc.
                                                            All rights reserved.
                                                              Vanguard Marketing
                                                       Corporation, Distributor.

                                                                     Q022 082002